UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811–05498)

Exact name of registrant as specified in charter:	Putnam Master Intermediate Income Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292–1000

Date of fiscal year end:	September 30, 2020

Date of reporting period:	October 1, 2019 — September 30, 2020

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

IMPORTANT NOTICE: Beginning on January 1, 2021, reports like this one will no longer automatically be sent by mail. See inside for more information.

Putnam Investments

Putnam Master Intermediate Income Trust

Annual report
9 | 30 | 20

Income funds invest in bonds and other securities with the goal of providing a steady stream of income over time.

FUND SYMBOL
PIM

Putnam
Master Intermediate
Income Trust

Annual report
9 | 30 | 20

IMPORTANT NOTICE: Delivery of paper fund reports

In accordance with regulations adopted by the Securities and Exchange Commission, beginning on January 1, 2021, reports like this one will no longer be sent by mail unless you specifically request it. Instead, they will be on Putnam’s website, and you will be notified by mail whenever a new one is available, and provided with a website link to access the report.

If you wish to stop receiving paper reports sooner, or if you wish to continue to receive paper reports free of charge after January 1, 2021, please see the back cover or insert for instructions. If you invest through a bank or broker, your choice will apply to all funds held in your account. If you invest directly with Putnam, your choice will apply to all Putnam funds in your account.

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Message from the Trustees

November 11, 2020

Dear Fellow Shareholder:

In the final months of 2020, the world continues to confront the challenges of the COVID-19 pandemic. Economic activity and employment remain well below levels at the start of the year. The stock and bond markets have fared better, displaying confidence in the early stages of recovery and indicating optimism that successful vaccines will be approved by early next year. Putnam, as in all market conditions, continues to pursue superior investment performance for you and your fellow shareholders. Committed to racial equity, Putnam continues to work toward its goals of improving diversity and inclusion within its organization.

Also, we would like to take this opportunity to thank Robert E. Patterson, who retired as a Trustee on June 30, 2020, for his 36 years of service. We will miss Bob’s experienced judgment and insights, and we wish him well.

As always, thank you for investing with Putnam.

When Putnam Master Intermediate Income Trust was launched in 1988, its three-pronged focus on U.S. investment-grade bonds, high-yield corporate bonds, and non-U.S. bonds was considered innovative.

In the more than 30 years since then, the fixed-income landscape has undergone a dramatic transformation, but the spirit of ingenuity that helped launch the fund is still with it today.

A veteran portfolio management team

The fund’s managers strive to build a well-diversified portfolio that carefully balances risk and return, targeting opportunities in interest rates, credit, mortgages, and currencies from across the full spectrum of the global bond markets.

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Allocations are shown as a percentage of the fund’s net assets as of 9/30/20. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding.

Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

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Data are historical. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and net asset value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart are at NAV. See below and pages 11–12 for additional performance information, including fund returns at market price. Index and Lipper results should be compared with fund performance at NAV.

* The fund’s benchmark, the ICE BofA U.S. Treasury Bill Index, was introduced on 6/30/92, which post-dates the inception of the fund.

† Source: Lipper, a Refinitiv company.

This comparison shows your fund’s performance in the context of broad market indexes for the 12 months ended 9/30/20. See above and pages 11–12 for additional fund performance information. Index descriptions can be found on pages 17–18.

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Bill, what was the fund’s investment environment like during the reporting period?

For much of the period, it was a generally favorable environment for risk assets. In October 2019, the U.S. Federal Reserve [Fed] reduced its policy interest rate for the third time in as many months. Sentiment toward global trade improved as the United States and China agreed to cooperate on an initial round of trade measures.

Cracks began to appear in the benign backdrop early in the new year, however, leading to an eventual collapse in March. Intensifying investor anxiety about the COVID-19 outbreak sparked a global sell-off in risk assets. The pandemic quickly developed into an economic crisis that led to unprecedented measures from government policy makers. Also, a poorly timed dispute between Russia and Saudi Arabia over oil production levels pushed crude prices steadily lower until the end of April, further unnerving market participants.

Early in the crisis, the Fed quickly slashed its policy rate to near zero. Risk assets began to rebound in late March on hopes that massive government stimulus efforts would be enough to offset the near-term economic fallout from the pandemic.

Master Intermediate Income Trust 5

Credit qualities are shown as a percentage of the fund’s net assets as of 9/30/20. A bond rated BBB or higher (A-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. To-be-announced (TBA) mortgage commitments, if any, are included based on their issuer ratings. Ratings may vary over time.

Cash, derivative instruments, and net other assets are shown in the not-rated category. Payables and receivables for TBA mortgage commitments are included in the not-rated category and may result in negative weights. The fund itself has not been rated by an independent rating agency.

After a moderate pullback in early May, risk assets generally rose through August amid positive developments on a potential vaccine, negotiations for additional economic relief, and corporate earnings that came in above consensus expectations. These factors boosted sentiment in the face of heightening U.S.–China tensions and rising COVID-19 case counts across parts of the globe.

The market environment weakened moderately in September, partly due to increased global economic concerns stemming from an upsurge in virus cases in Europe. Fading hope for another U.S. stimulus package and uncertainty surrounding upcoming U.S. elections also weighed on investor sentiment.

Credit spreads tightened during the second half of the period, recovering from an extreme widening amid March’s market turmoil. [Spreads are the yield advantage credit-sensitive bonds offer over comparable-maturity U.S. Treasuries.

Bond prices fall as spreads widen and rise as spreads tighten.] Meanwhile, interest rates declined sharply. For example, the yield on the benchmark 10-year U.S. Treasury reached a period high of 1.92% during the fourth quarter of 2019 but finished the period at 0.68%.

Which holdings and strategies hampered the fund’s performance?

The fund at NAV underperformed both the ICE BofA U.S. T-Bill Index and the average of the Lipper Closed-End General Bond Funds category. Mortgage-credit investments were the biggest detractor for the period. Our exposure to commercial mortgage-backed securities [CMBS] — both cash bonds and synthetic exposure via CMBX — performed poorly for most of the period as spreads widened substantially. By way of explanation, CMBX includes a group of tradeable indexes that reference a basket of 25 CMBS issued in a particular year. Investors feared that the escalating pandemic would severely impact cash flows

6 Master Intermediate Income Trust

in various segments of the market, including retail, lodging, restaurants, and office space. Public health policies that curtailed shopping and travel for millions of people constrained the revenues for many malls and travel destinations. Beginning in August, however, these fears gradually receded and our holdings began to slowly rebound.

In the residential mortgage market, our positions in agency credit-risk transfer securities [CRT] struggled amid uncertainty about the effect that a government-mandated mortgage-forbearance program would have on CRT cash flows. However, after some clarification about the program in April, CRT recovered during the remainder of the period.

Elsewhere, emerging-market debt modestly detracted, as the sector declined along with other risk assets during the first quarter of 2020. Our holdings rallied in the second half of the period, buoyed by the general market uptrend.

What about contributors?

Our interest-rate and yield-curve positioning added considerable value for the period. During the first quarter of 2020, we shifted the portfolio’s duration modestly above zero, thereby increasing its interest-rate sensitivity. This positioning aided results as rates fell sharply across the curve during the height of the market turmoil.

Strategies targeting prepayment risk also meaningfully drove performance during the 12-month reporting period. Holdings of interest-only [IO] and inverse IO securities performed well during the first half of calendar 2020, except in March. We emphasized securities that tend to be less sensitive to declining interest rates, such as those structured from jumbo loans and older mortgages. Toward the end of the period, our mortgage basis positioning also helped. Mortgage basis is a strategy that seeks to exploit the yield differential between 30-year agency pass-throughs and 30-year U.S. Treasuries. The strategy added value as spreads on agency

This table shows the fund’s top holdings across three key sectors and the percentage of the fund’s net assets that each represented as of 9/30/20. Short-term investments, TBA commitments, and derivatives, if any, are excluded. Holdings may vary over time.

Master Intermediate Income Trust 7

pass-throughs tightened throughout 2020’s third quarter [meaning their prices rose relative to Treasuries].

Our corporate credit holdings — primarily high-yield bonds and convertible securities — were a further modest contributor. Following a sizable widening of corporate spreads in first quarter of 2020, spreads tightened during the remainder of the period.

How did you use derivatives during the period?

We used credit default swaps to gain exposure to CMBS via CMBX, and also to hedge the fund’s credit and market risks. We used bond futures and interest-rate swaps to take tactical positions at various points along the yield curve, and to hedge the risk associated with the fund’s curve positioning. We employed interest-rate swaps to gain exposure to rates in various countries. We also utilized options to hedge the fund’s interest-rate risk, to isolate the prepayment risk associated with our CMO holdings, and to help manage overall downside risk. In addition, we used total return swaps as a hedging tool, and to help manage the portfolio’s sector exposure as well as its inflation risk. Lastly, we used currency forward contracts to hedge the foreign exchange risk associated with non-U.S. bonds and to efficiently gain exposure to foreign currencies.

What is your near-term outlook?

Recent data have shown recovery in key sectors of the global economy, including manufacturing, housing, and consumer spending. However, the service sector continues to be constrained by the limitations resulting from the pandemic. We expect this trend to continue until a vaccine becomes widely available.

We are not anticipating a V-shaped economic recovery. While we expect intervals of rapid growth, we believe it will take an extended period of time for the global economy to fully recover from the damage done by the mobility restrictions needed to curb the pandemic. Also, we believe renewed virus outbreaks are likely to constrain the service sector and limit growth.

This chart shows how the fund’s security type weightings have changed over the past six months. Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Current period summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding.

Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

8 Master Intermediate Income Trust

How was the fund positioned as of September 30?

We think measures by the Fed and other central banks to shore up marketplace liquidity amid the COVID-19 crisis may keep U.S. interest rates range bound for an extended period of time. As a result, we shifted the fund’s duration from positive to close to zero late in the period. In our view, having a positive portfolio duration in the current environment is not an effective hedge against credit risk within the portfolio.

We have a relatively positive medium-term outlook for corporate credit. While acknowledging the risks mentioned above, we believe there are factors that will be supportive for the U.S. corporate credit market. These include demand for comparatively higher yields in the face of much lower yields globally. Also, investors know that the Fed is prepared to provide further support to the market via its bond purchase facilities if necessary. So far, the central bank has invested only a small portion of the $750 billion earmarked for corporate debt purchases. However, knowing that the Fed stands ready to step in if needed has provided an important boost to market sentiment.

In high-yield credit, we are closely watching sectors vulnerable to the disruption caused by the pandemic, including energy, gaming, lodging & leisure, and retail. Within these groups, we are focusing on the health of issuers’ balance sheets and liquidity metrics, as well as the increasing risk of defaults or credit-rating downgrades.

COVID-19 created significant headwinds for the CMBS market due to the negative impact on commercial real estate. That said, we began to see some improvement in higher-rated cash bonds during the latter months of the period. We continue to have conviction in the

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Master Intermediate Income Trust 9

fund’s CMBX positions, which we believe fairly compensate investors for current risk levels.

Within the residential mortgage market, we believe the agency CRT sector directly benefits from the efforts of the federal government, as well as government-sponsored enterprises such as Fannie Mae and Freddie Mac, to keep people in their homes. We also believe the dislocations that occurred in March have been mitigated by U.S. monetary and fiscal policy and the gradual reopening of the economy. Consequently, we continue to find value in various segments of the CRT market as well as in the non-agency residential mortgage-backed market.

In non-U.S. sovereign debt, we continue to favor countries that we believe have responded effectively to COVID-19. We also like countries with younger populations, more favorable prospects for economic growth, and reasonably effective debt management.

In prepayment-sensitive areas of the market, despite a recent increase in refinancing activity leading to faster prepayment speeds on underlying securities, we continue to find value in agency interest-only collateralized mortgage obligations and inverse IOs backed by more seasoned collateral. We also believe IO securities structured from reverse mortgages continue to offer value.

Thanks for your time and for bringing us up to date, Bill.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. Statements in the Q&A concerning the fund’s performance or portfolio composition relative to those of the fund’s Lipper peer group may reference information produced by Lipper Inc. or through a third party.

HOW CLOSED-END FUNDS DIFFER
FROM OPEN-END FUNDS

Closed-end funds and open-end funds share many common characteristics but also have some key differences that you should understand as you consider your portfolio strategies.

More assets at work Open-end funds are subject to ongoing sales and redemptions that can generate transaction costs for long-term shareholders. Closed-end funds, however, are typically fixed pools of capital that do not need to hold cash in connection with sales and redemptions, allowing the funds to keep more assets actively invested.

Traded like stocks Closed-end fund shares are traded on stock exchanges and, as a result, their prices fluctuate because of the influence of several factors.

They have a market price Like an open-end fund, a closed-end fund has a per-share net asset value (NAV). However, closed-end funds also have a “market price” for their shares —which is how much you pay when you buy shares of the fund, and how much you receive when you sell them.

When looking at a closed-end fund’s performance, you will usually see that the NAV and the market price differ. The market price can be influenced by several factors that cause it to vary from the NAV, including fund distributions, changes in supply and demand for the fund’s shares, changing market conditions, and investor perceptions of the fund or its investment manager. A fund’s performance at market price typically differs from its results at NAV.

10 Master Intermediate Income Trust

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended September 30, 2020, the end of its most recent fiscal year. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return, net asset value, and market price will fluctuate, and you may have a gain or a loss when you sell your shares.

Fund performance Total return for periods ended 9/30/20

	Annual
	average
	Life of fund
	(since		Annual		Annual		Annual
	4/29/88)	10 years	average	5 years	average	3 years	average	1 year
NAV	5.85%	41.09%	3.50%	19.81%	3.68%	5.52%	1.81%	–3.51%
Market price	5.97	29.90	2.65	29.88	5.37	8.13	2.64	–2.85

Performance assumes reinvestment of distributions and does not account for taxes.

Performance includes the deduction of management fees and administrative expenses.

Comparative index returns For periods ended 9/30/20

	Annual
	average
	Life of fund
	(since		Annual		Annual		Annual
	4/29/88)	10 years	average	5 years	average	3 years	average	1 year
ICE BofA U.S. Treasury
Bill Index*	—	6.84%	0.66%	6.25%	1.22%	5.27%	1.73%	1.19%
Bloomberg Barclays
Government/Credit	6.35%	46.22	3.87	25.55	4.66	18.61	5.86	8.03
Bond Index
FTSE Non-U.S. World
Government Bond Index	5.17	13.29	1.26	21.05	3.89	10.99	3.54	5.60
JPMorgan Global High
Yield Index†	—	50.27	4.16	23.41	4.30	5.85	1.91	0.79
Lipper Closed-end
General Bond Funds	6.88	107.45	7.26	37.35	6.48	12.66	3.99	0.06
category average‡

Index and Lipper results should be compared with fund performance at net asset value. Lipper calculates performance differently than the closed-end funds it ranks, due to varying methods for determining a fund’s monthly reinvestment net asset value.

* The fund’s benchmark, the ICE BofA U.S. Treasury Bill Index, was introduced on 6/30/92, which post-dates the inception of the fund.

† The JPMorgan Global High Yield Index was introduced on 12/31/93, which post-dates the fund’s inception.

‡ Over the 1-year, 3-year, 5-year, 10-year, and life-of-fund periods ended 9/30/20 , there were 47, 34, 29, 17, and 4 funds, respectively, in this Lipper category.

Master Intermediate Income Trust 11

Fund price and distribution information For the 12-month period ended 9/30/20
Distributions
Number	12
Income	$0.209188
Capital gains	—
Return of capital*	0.150812
Total	$0.360000
Share value	NAV	Market price
9/30/19	$4.83	$4.59
9/30/20	4.30	4.11
Share value	NAV	Market price
Current dividend rate†	8.37%	8.76%

The classification of distributions, if any, is an estimate. Final distribution information will appear on your year-end tax forms.

* See page 128.

† Most recent distribution, including any return of capital and excluding capital gains, annualized and divided by NAV or market price at end of period.

12 Master Intermediate Income Trust

Information about the fund’s goal, investment strategies, and principal risks

Goal

The goal of the fund is to seek with equal emphasis high current income and relative stability of net asset value by allocating its investments among the U.S. investment grade sector, high-yield sector, and international sector.

The fund’s main investment strategies and related risks

This section contains detail regarding the fund’s main investment strategies and the related risks you face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk.

We pursue the fund’s goal by investing mainly in bonds, securitized debt instruments (such as residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”)), and other obligations of companies and governments worldwide that are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”), that have intermediate- to long-term maturities (three years or longer), and that are from multiple sectors. We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. We typically use to a significant extent derivatives, such as futures, options, certain foreign currency transactions and swap contracts, for hedging and non-hedging purposes and to obtain leverage.

The fund currently has significant investment exposure to CMBS, which are subject to risks associated with the commercial real estate markets and the servicing of mortgage loans secured by commercial properties. During periods of difficult economic conditions, delinquencies and losses on CMBS in particular generally increase, including as a result of the effects of those conditions on commercial real estate markets, the ability of commercial tenants to make loan payments, and the ability of a property to attract and retain commercial tenants. The fund achieves exposure to CMBS via cash securities and CMBX, an index that references a basket of CMBS.

• Interest rate risk. The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument’s value usually will not affect the amount of interest income paid to the fund, but will affect the value of the fund’s shares. Interest rate risk is generally greater for investments with longer maturities.

Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, we might have to reinvest the proceeds in an investment offering a lower yield, and, therefore, the fund might not benefit from any increase in value as a result of declining interest rates.

• Credit risk. Investors normally expect to be compensated in proportion to the risk they are assuming. Thus, debt of issuers with poor credit prospects usually offers higher yields than debt of issuers with more secure credit. Higher-rated investments generally have lower credit risk.

Investments rated below BBB or its equivalent are below investment-grade in quality (sometimes referred to as “junk bonds”). This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If a default occurs, or is perceived as likely to occur, the values of those investments will usually be more volatile and could decrease. A default or expected default could also make it difficult for us to sell the investments at prices approximating the values previously placed on them. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times make it difficult for us to buy or sell certain debt instruments or to establish their fair values. Credit risk is generally greater for zero-coupon bonds and other investments that are issued at less than their face value and that are required to make interest payments only at maturity rather than at intervals during the life of the investment.

Credit ratings are based largely on the issuer’s historical financial condition and the rating agencies’ investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer’s current financial condition, and does not reflect an assessment of the investment’s volatility or liquidity. Although we consider credit ratings in making investment decisions, we perform our own investment analysis and do not rely only on ratings assigned by the rating agencies. Our success in achieving the fund’s goal may depend more on our own credit analysis when we buy lower-rated debt than when we buy investment-grade debt.

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We may have to participate in legal proceedings involving the issuer. This could increase the fund’s operating expenses and decrease its net asset value.

Although investment-grade investments generally have lower credit risk, they may share some of the risks of lower-rated investments. U.S. government investments generally have the least credit risk, but are not completely free of credit risk. While some investments, such as U.S. Treasury obligations and Ginnie Mae certificates, are backed by the full faith and credit of the U.S. government, others are backed only by the credit of the issuer. Mortgage-backed securities may be subject to the risk that underlying borrowers will be unable to meet their obligations. RMBS and CMBS with payments not guaranteed by a government agency, including collateralized investment vehicles, which comprise a substantial portion of the fund’s investments, generally involve greater credit risk than securities guaranteed by government agencies.

• Prepayment risk. Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. In contrast, payments on securitized debt instruments, including mortgage-backed and asset-backed investments, typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily or as a result of refinancing or foreclosure. We may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields.

Compared to debt that cannot be prepaid, mortgage-backed investments are less likely to increase in value during periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates. These investments may increase the volatility of the fund. Some mortgage-backed investments receive only the interest portion or the principal portion of payments on the underlying mortgages. The yields and values of these investments are extremely sensitive to changes in interest rates and in the rate of principal payments on the underlying mortgages. The market for these investments may be volatile and limited, which may make them difficult to buy or sell. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements. Asset-backed securities are subject to risks similar to those of mortgage-backed securities.

• Foreign investments . We consider any securities issued by a foreign government or a supranational organization (such as the World Bank) or denominated in a foreign currency to be securities of a foreign issuer. In addition, we consider an issuer to be a foreign issuer if we determine that (i) the issuer is headquartered or organized outside the United States, (ii) the issuer’s securities trade in a market outside the United States, (iii) the issuer derives a majority of its revenues or profits outside the United States, or (iv) the issuer is significantly exposed to the economic fortunes and risks of regions outside the United States. Foreign investments involve certain special risks, including:

– Unfavorable changes in currency exchange rates: Foreign investments are typically issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar.

– Political and economic developments: Foreign investments may be subject to the risks of seizure by a foreign government, direct or indirect impact of sovereign debt default, imposition of economic sanctions or restrictions on the exchange or export of foreign currency, and tax increases.

– Unreliable or untimely information: There may be less information publicly available about a foreign company than about most publicly-traded U.S. companies, and foreign companies are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the United States. Foreign securities may trade on markets that are closed when U.S. markets are open. As a result, accurate pricing information based on foreign market prices may not always be available.

– Limited legal recourse: Legal remedies for investors may be more limited than the remedies available in the United States.

– Limited markets: Certain foreign investments may be less liquid (harder to buy and sell) and more volatile than most U.S. investments, which means we may at times be unable to sell these foreign investments at desirable prices. In addition, there may be limited or no markets for bonds of issuers that become distressed. For the same reason, we may at times find it difficult to value the fund’s foreign investments.

– Trading practices: Brokerage commissions and other fees are generally higher for foreign investments than for U.S. investments. The procedures and rules governing foreign transactions and custody may also involve delays in payment, delivery or recovery of money or investments.

14 Master Intermediate Income Trust

– Sovereign issuers: The willingness and ability of sovereign issuers to pay principal and interest on government securities depends on various economic factors, including the issuer’s balance of payments, overall debt level, and cash flow from tax or other revenues. In addition, there may be no legal recourse for investors in the event of default by a sovereign government.

The risks of foreign investments are typically increased in countries with less developed markets, which are sometimes referred to as emerging markets. Emerging markets may have less developed economies and legal and regulatory systems, and may be susceptible to greater political and economic instability than developed foreign markets. Countries with emerging markets are also more likely to experience high levels of inflation, or currency devaluation, and investments in emerging markets may be more volatile and less liquid than investments in developed markets. For these and other reasons, investments in emerging markets are often considered speculative.

Certain risks related to foreign investments may also apply to some extent to U.S.- traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets, or investments in U.S. companies that have significant foreign operations.

• Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, certain foreign currency transactions and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may make use of “short” derivatives positions, the values of which typically move in the opposite direction from the price of the underlying investment, pool of investments, index or currency. We may use derivatives for hedging and non-hedging purposes and to obtain leverage. For example, we may use derivatives to increase or decrease the fund’s exposure to long- or short-term interest rates (in the United States or abroad) or as a substitute for a direct investment in the securities of one or more issuers. However, we may also choose not to use derivatives based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means they provide the fund with investment exposure greater than the value of the fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the fund. The risk of loss from certain short derivatives positions is theoretically unlimited. The value of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund’s derivatives positions. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivatives transaction will not meet its obligations.

• Floating rate loans. Floating rate loans are debt obligations with interest rates that adjust or “float” periodically (normally on a monthly or quarterly basis) based on a generally recognized base rate, such as the London Inter-Bank Offered Rate or the prime rate offered by one or more major U.S. banks. While most floating rate loans are below-investment-grade in quality, many also are senior in rank in the event of bankruptcy to most other securities of the borrower, such as common stock or public bonds. Floating rate loans are also normally secured by specific collateral or assets of the borrower so that the holders of the loans will have a priority claim on those assets in the event of default or bankruptcy of the issuer.

Floating rate loans generally are less sensitive to interest rate changes than obligations with fixed interest rates but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate instruments will not generally increase in value if interest rates decline. Changes in interest rates will also affect the amount of interest income the fund earns on its floating rate investments. Most floating rate loans allow for prepayment of principal without penalty. If a borrower prepays a loan, we might have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid loan or might not be able to take advantage of potential gains from increases in the credit quality of the issuer.

The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the fund’s access to collateral may be limited by bankruptcy or other insolvency proceedings. Floating rate loans may not be fully collateralized and may decline in value. Loans may not be considered “securities,” and it is possible that the fund may not be entitled to rely on anti-fraud and other protections under the federal securities laws when it purchases loans.

Master Intermediate Income Trust 15

Although the market for the types of floating rate loans in which the fund invests has become increasingly liquid over time, this market is still developing, and there can be no assurance that adverse developments with respect to this market or particular borrowers will not prevent the fund from selling these loans at their market values when we consider such a sale desirable. In addition, the settlement period (the period between the execution of the trade and the delivery of cash to the purchaser) for floating rate loan transactions may be significantly longer than the settlement period for other investments, and in some cases longer than seven days. Requirements to obtain consent of borrower and/or agent can delay or impede the fund’s ability to sell the floating rate loans and can adversely affect the price that can be obtained. It is possible that sale proceeds from floating rate loan transactions will not be available to meet redemption obligations.

• Liquidity and illiquid investments. We may invest the fund’s assets in illiquid investments, which may be considered speculative and which may be difficult to sell. The sale of many of these investments is prohibited or limited by law or contract. Some investments may be difficult to value for purposes of determining the fund’s net asset value. We may not be able to sell these investments when we consider it desirable to do so, or we may be able to sell them only at less than their value.

• Market risk. The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions; investor sentiment and market perceptions (including perceptions about monetary policy, interest rates or the risk of default); government actions (including protectionist measures, intervention in the financial markets or other regulation, and changes in fiscal, monetary or tax policies); geopolitical events or changes (including natural disasters, epidemics or pandemics, terrorism and war); and factors related to a specific issuer, geography, industry or sector. Foreign financial markets have their own market risks, and they may be more or less volatile than U.S. markets and may move in different directions. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings.

• Management risk. The fund is actively managed and its performance will reflect, in part, our ability to make investment decisions that seek to achieve the fund’s investment objective. There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the fund will produce the intended outcome or that the investments we select for the fund will perform as well as other securities that were not selected for the fund. As a result, the fund may underperform its benchmark or other funds with a similar investment goal and may realize losses. In addition, we, or the fund’s other service providers, may experience disruptions or operating errors that could negatively impact the fund. Although service providers may have operational risk management policies and procedures and take appropriate precautions to avoid and mitigate risks that could lead to disruptions and operating errors, it may not be possible to identify all of the operational risks that may affect the fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects.

• Other investments. In addition to the main investment strategies described above, the fund may make other types of investments, such as investments in asset-backed, hybrid and structured bonds and notes, preferred securities that would be characterized as debt securities under applicable accounting standards and tax laws, and assignments of and participations in fixed and floating rate loans. The fund may also loan portfolio securities to earn income.

• Temporary defensive strategies. In response to adverse market, economic, political or other conditions, we may take temporary defensive positions, such as investing some or all of the fund’s assets in cash and cash equivalents, that differ from the fund’s usual investment strategies. However, we may choose not to use these temporary defensive strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal. Additionally, while temporary defensive strategies are mainly designed to limit losses, such strategies may not work as intended.

• Changes in policies. The Trustees may change the fund’s goal, investment strategies and other policies without shareholder approval.

16 Master Intermediate Income Trust

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund’s assets, minus any liabilities, divided by the number of outstanding shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on exchanges such as the New York Stock Exchange.

Fixed-income terms

Current rate is the annual rate of return earned from dividends or interest of an investment. Current rate is expressed as a percentage of the price of a security, fund share, or principal investment.

Mortgage-backed security (MBS), also known as a mortgage “pass-through,” is a type of asset-backed security that is secured by a mortgage or collection of mortgages. The following are types of MBSs:

• Agency credit-risk transfer security (CRT) is backed by a reference pool of agency mortgages. Unlike a regular agency pass-through, the principal invested in a CRT is not backed by a U.S. government agency. To compensate investors for this risk, a CRT typically offers a higher yield than conventional pass-through securities. Similar to a CMBS, a CRT is structured into various tranches for investors, offering different levels of risk and yield based on the underlying reference pool.

• Agency “pass-through” has its principal and interest backed by a U.S. government agency, such as the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac).

• Collateralized mortgage obligation (CMO) represents claims to specific cash flows from pools of home mortgages. The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests in “tranches.” Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates. A CMO is highly sensitive to changes in interest rates and any resulting change in the rate at which homeowners sell their properties, refinance, or otherwise prepay loans. CMOs are subject to prepayment, market, and liquidity risks.

° Interest-only (IO) security is a type of CMO in which the underlying asset is the interest portion of mortgage, Treasury, or bond payments.

• Non-agency residential mortgage-backed security (RMBS) is an MBS not backed by Fannie Mae, Ginnie Mae, or Freddie Mac. One type of RMBS is an Alt-A mortgage-backed security.

• Commercial mortgage-backed security (CMBS) is secured by the loan on a commercial property.

Yield curve is a graph that plots the yields of bonds with equal credit quality against their differing maturity dates, ranging from shortest to longest. It is used as a benchmark for other debt, such as mortgage or bank lending rates.

Comparative indexes

Bloomberg Barclays Government/ Credit Bond Index is an unmanaged index of U.S. Treasuries, agency securities, and investment-grade corporate bonds.

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

CMBX Index tracks the performance of a basket of CMBS issued in a particular year.

ICE BofA (Intercontinental Exchange Bank of America) U.S. Treasury Bill Index is an

Master Intermediate Income Trust 17

unmanaged index that tracks the performance of U.S. dollar-denominated U.S. Treasury bills publicly issued in the U.S. domestic market. Qualifying securities must have a remaining term of at least one month to final maturity and a minimum amount outstanding of $1 billion.

FTSE Non-U.S. World Government Bond Index is an unmanaged index generally considered to be representative of the world bond market, excluding the United States.

JPMorgan Global High Yield Index is an unmanaged index that is designed to mirror the investable universe of the U.S. dollar global high-yield corporate debt market, including domestic (U.S.) and international (non-U.S.) issues. International issues comprise both developed and emerging markets.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

ICE Data Indices, LLC (“ICE BofA”), used with permission. ICE BofA permits use of the ICE BofA indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofA indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

FTSE Russell is the source and owner of the trademarks, service marks, and copyrights related to the FTSE Indexes. FTSE® is a trademark of FTSE Russell.

Lipper,  a Refinitiv company, is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

Other information for shareholders

Important notice regarding share repurchase program

In September 2020, the Trustees of your fund approved the renewal of a share repurchase program that had been in effect since 2005. This renewal allows your fund to repurchase, in the 365 days beginning October 1, 2020, up to 10% of the fund’s common shares outstanding as of September 30, 2020.

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2020, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

18 Master Intermediate Income Trust

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of September 30, 2020, Putnam employees had approximately $495,000,000 and the Trustees had approximately $76,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

Changes to the fund’s bylaws

On September 18, 2020, the Board of Trustees of Putnam Master Intermediate Income Trust amended and restated the Bylaws of the fund (the “Amended and Restated Bylaws”). The Amended and Restated Bylaws have been revised to include provisions (collectively, the “Control Share Amendment”) pursuant to which, in summary, a shareholder who obtains beneficial ownership of fund shares in a “Control Share Acquisition” may exercise voting rights with respect to such shares only to the extent the authorization of such voting rights is approved by other shareholders of the fund. The Control Share Amendment is primarily intended to protect the interests of the fund and its shareholders by limiting the risk that the fund will become subject to undue influence by activist investors. As described further below, the Control Share Amendment does not eliminate voting rights for shares acquired in Control Share Acquisitions, but rather, it entrusts the fund’s other “non-interested” shareholders with determining whether to approve the authorization of voting rights for such shares.

Subject to various conditions and exceptions, the Amended and Restated Bylaws define a “Control Share Acquisition” to include an acquisition of fund shares that, but for the Control Share Amendment, would entitle the beneficial owner, upon the acquisition of such shares, to vote or direct the voting of shares having voting power in the election of fund Trustees within any of the following ranges:

(i) One-tenth or more, but less than one-fifth of all voting power;

(ii) One-fifth or more, but less than one-third of all voting power;

(iii) One-third or more, but less than a majority of all voting power; or

(iv) A majority or more of all voting power.

Shares acquired prior to September 18, 2020 are excluded from the definition of Control Share Acquisition, though such shares are included in assessing whether any subsequent share acquisition exceeds one of the enumerated thresholds. Subject to various conditions and procedural requirements set forth in the Amended and Restated Bylaws, including the delivery of a “Control Share Acquisition Statement” to the fund’s Clerk setting forth certain required information, a shareholder who obtains beneficial ownership of shares in a Control Share Acquisition generally may request a vote of fund shareholders (excluding such acquiring shareholder and certain other interested shareholders) to approve the authorization of voting rights for such shares at the next annual meeting of fund shareholders, notice of which has not been given prior to the receipt by the fund of the Control Share Acquisition Statement.

The above discussion is only a high-level summary of certain aspects of the Control Share Amendment, and is qualified in its entirety by reference to the full Amended and Restated Bylaws, which may be obtained at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Master Intermediate Income Trust 19

Important notice regarding Putnam’s privacy policy

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we must share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. Finally, it is our policy to share account information with your financial representative, if you’ve listed one on your Putnam account.

20 Master Intermediate Income Trust

Summary of Putnam Closed-End Funds’ Amended and Restated Dividend Reinvestment Plans

Putnam Managed Municipal Income Trust, Putnam Master Intermediate Income Trust, Putnam Municipal Opportunities Trust and Putnam Premier Income Trust (each, a “Fund” and collectively, the “Funds”) each offer a dividend reinvestment plan (each, a “Plan” and collectively, the “Plans”). If you participate in a Plan, all income dividends and capital gain distributions are automatically reinvested in Fund shares by the Fund’s agent, Putnam Investor Services, Inc. (the “Agent”). If you are not participating in a Plan, every month you will receive all dividends and other distributions in cash, paid by check and mailed directly to you.

Upon a purchase (or, where applicable, upon registration of transfer on the shareholder records of a Fund) of shares of a Fund by a registered shareholder, each such shareholder will be deemed to have elected to participate in that Fund’s Plan. Each such shareholder will have all distributions by a Fund automatically reinvested in additional shares, unless such shareholder elects to terminate participation in a Plan by instructing the Agent to pay future distributions in cash. Shareholders who were not participants in a Plan as of January 31, 2010, will continue to receive distributions in cash but may enroll in a Plan at any time by contacting the Agent.

If you participate in a Fund’s Plan, the Agent will automatically reinvest subsequent distributions, and the Agent will send you a confirmation in the mail telling you how many additional shares were issued to your account.

To change your enrollment status or to request additional information about the Plans, you may contact the Agent either in writing, at P.O. Box 8383, Boston, MA 02266-8383, or by telephone at 1-800-225-1581 during normal East Coast business hours.

How you acquire additional shares through a Plan If the market price per share for your Fund’s shares (plus estimated brokerage commissions) is greater than or equal to their net asset value per share on the payment date for a distribution, you will be issued shares of the Fund at a value equal to the higher of the net asset value per share on that date or 95% of the market price per share on that date.

If the market price per share for your Fund’s shares (plus estimated brokerage commissions) is less than their net asset value per share on the payment date for a distribution, the Agent will buy Fund shares for participating accounts in the open market. The Agent will aggregate open-market purchases on behalf of all participants, and the average price (including brokerage commissions) of all shares purchased by the Agent will be the price per share allocable to each participant. The Agent will generally complete these open-market purchases within five business days following the payment date. If, before the Agent has completed open-market purchases, the market price per share (plus estimated brokerage commissions) rises to exceed the net asset value per share on the payment date, then the purchase price may exceed the net asset value per share, potentially resulting in the acquisition of fewer shares than if the distribution had been paid in newly issued shares.

How to withdraw from a Plan Participants may withdraw from a Fund’s Plan at any time by notifying the Agent, either in writing or by telephone. Such withdrawal will be effective immediately if notice is received by the Agent with sufficient time prior to any distribution record date; otherwise, such withdrawal will be effective with respect to any subsequent distribution following notice of withdrawal. There is no penalty for withdrawing from or not participating in a Plan.

Plan administration The Agent will credit all shares acquired for a participant under a Plan to the account in which the participant’s common shares are held. Each participant will

Master Intermediate Income Trust 21

be sent reasonably promptly a confirmation by the Agent of each acquisition made for his or her account.

About brokerage fees Each participant pays a proportionate share of any brokerage commissions incurred if the Agent purchases additional shares on the open market, in accordance with the Plans. There are no brokerage charges applied to shares issued directly by the Funds under the Plans.

About taxes and Plan amendments

Reinvesting dividend and capital gain distributions in shares of the Funds does not relieve you of tax obligations, which are the same as if you had received cash distributions. The Agent supplies tax information to you and to the IRS annually. Each Fund reserves the right to amend or terminate its Plan upon 30 days’ written notice. However, the Agent may assign its rights, and delegate its duties, to a successor agent with the prior consent of a Fund and without prior notice to Plan participants.

If your shares are held in a broker or nominee name If your shares are held in the name of a broker or nominee offering a dividend reinvestment service, consult your broker or nominee to ensure that an appropriate election is made on your behalf. If the broker or nominee holding your shares does not provide a reinvestment service, you may need to register your shares in your own name in order to participate in a Plan.

In the case of record shareholders such as banks, brokers or nominees that hold shares for others who are the beneficial owners of such shares, the Agent will administer the Plan on the basis of the number of shares certified by the record shareholder as representing the total amount registered in such shareholder’s name and held for the account of beneficial owners who are to participate in the Plan.

22 Master Intermediate Income Trust

Trustee approval of management contract

General conclusions

The Board of Trustees of The Putnam Funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management, LLC (“Putnam Management”) and the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”). The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of The Putnam Funds (“Independent Trustees”).

At the outset of the review process, members of the Board’s independent staff and independent legal counsel considered any possible changes to the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review and, as applicable, identified those changes to Putnam Management. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management and its affiliates furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2020, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for The Putnam Funds and the Independent Trustees.

In May 2020, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the contracts. At the Trustees’ June 2020 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial, performance and other data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management and sub-management contracts, effective July 1, 2020. (Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees have not attempted to evaluate PIL as a separate entity, and all subsequent references to Putnam Management below should be deemed to include reference to PIL as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, and the costs incurred by Putnam Management in providing services to the fund; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years.

Master Intermediate Income Trust 23

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two funds have implemented so-called “all-in” management fees covering substantially all routine fund operating costs.)

In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.

Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with economies of scale in the form of reduced fee rates as the fund’s assets under management increase. The Trustees noted, however, that because your fund is a closed-end management investment company, it has relatively stable levels of assets under management and is not expected to be affected significantly by breakpoints in its management fee schedule. The Trustees concluded that the fee schedule in effect for your fund represented an appropriate sharing of economies of scale between fund shareholders and Putnam Management.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses, which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the first quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the third quintile in total expenses as of December 31, 2019. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2019 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of the revenues, expenses and profitability of Putnam Management and its affiliates, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the Putnam funds at that time.

The information examined by the Trustees in connection with their annual contract review for the Putnam funds included information regarding services provided and fees charged by Putnam Management and its affiliates to other clients, including defined benefit pension and profit-sharing plans, sub-advised mutual funds, private funds sponsored by affiliates of Putnam Management, and model-only separately managed accounts. This information included, in cases where a product’s investment strategy corresponds with a fund’s strategy, comparisons of those fees with fees charged to the Putnam funds, as well as an assessment of the differences in the services provided to these clients as compared to the services provided to the Putnam funds. The Trustees observed that the differences in fee rates between these clients and the Putnam funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of

24 Master Intermediate Income Trust

investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for other clients, and the Trustees also considered the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of Putnam Management’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which meet on a regular basis with individual portfolio managers and with senior management of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that, in the aggregate, 2019 was a strong year of performance for The Putnam Funds, with the Putnam funds, on an asset-weighted basis, ranking in the top quartile of their Lipper Inc. (“Lipper”) peers for the year ended December 31, 2019. For those funds that are evaluated based on their total returns versus selected investment benchmarks, the Trustees observed that the funds, on an asset-weighted-basis, delivered a gross return that was 2.3% ahead of their benchmarks in 2019. In addition to the performance of the individual Putnam funds, the Trustees considered, as they had in prior years, the performance of The Putnam Fund complex versus competitor fund complexes. In this regard, the Trustees observed that The Putnam Funds’ relative performance, as reported in the Barron’s/Lipper Fund Families survey, was exceptionally strong over both the short and long term, with The Putnam Funds ranking as the 8th best performing mutual fund complex out of 55 complexes for the one-year period ended December 31, 2019 and the 8th best performing mutual fund complex out of 45 complexes for the ten-year period, with 2019 marking the third consecutive year that The Putnam Funds have ranked in the top ten fund complexes for the ten-year period. The Trustees also noted that The Putnam Funds ranked 26th out of 52 complexes for the five-year period ended December 31, 2019. In addition to the Barron’s/Lipper Fund Families Survey, the Trustees also considered the funds’ ratings assigned by Morningstar Inc., noting that 22 of the funds were four- or five-star rated at the end of 2019 and that this included five funds that had achieved a five-star rating. They also noted, however, the disappointing investment performance of some funds for periods ended December 31, 2019 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor closely the performance of those funds, including the effectiveness of any efforts Putnam Management has undertaken to address underperformance and whether additional actions to address areas of underperformance are warranted.

For purposes of the Trustees’ evaluation of the Putnam funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns with the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its common share cumulative total return performance at net asset value was in the following quartiles of its Lipper peer group (Lipper General Bond Funds (closed-end)) for the one-year, three-year and five-year periods ended December 31, 2019 (the first quartile representing

Master Intermediate Income Trust 25

the best-performing funds and the fourth quartile the worst-performing funds):

One-year period	2nd
Three-year period	3rd
Five-year period	4th

Over the one-year, three-year and five-year periods ended December 31, 2019, there were 44, 29 and 25 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

The Trustees expressed concern about your fund’s fourth quartile performance over the five-year period ended December 31, 2019 and considered the circumstances that may have contributed to this disappointing performance. The Trustees considered Putnam Management’s view that the fund’s underperformance relative to its Lipper peer group was an artifact of the small size and heterogeneity of the peer group, resulting in less precise performance comparisons between the fund and the peer group.

The Trustees considered Putnam Management’s observation that the fund yielded strong one-year and three-year gross returns and solid five-year gross returns. The Trustees also considered that an open-end fund managed similarly by the same portfolio management team had a lower five-year return than your fund (partly as a result of certain structural advantages of closed-end funds), but had strong performance relative to its targeted peer group (Lipper Alternative Credit Focus Funds). In addition, the Trustees noted that Putnam Management remained confident in the fund’s portfolio managers. The Trustees also considered Putnam Management’s continued efforts to support fund performance through the appointment in January 2020 of an additional portfolio manager and through initiatives including structuring compensation for portfolio managers and research analysts to enhance accountability for fund performance, emphasizing accountability in the portfolio management process, and affirming its commitment to a fundamental-driven approach to investing. The Trustees noted further that Putnam Management had made selective hires and internal promotions in 2019 to strengthen its investment team.

As a general matter, the Trustees believe that cooperative efforts between the Trustees and Putnam Management represent the most effective way to address investment performance concerns that may arise from time to time. The Trustees noted that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. Based on Putnam Management’s willingness to take appropriate measures to address fund performance issues and Putnam Management’s responsiveness to Trustee concerns about investment performance, the Trustees concluded that it continued to be advisable to seek change within Putnam Management to address performance shortcomings. In the Trustees’ view, the alternative of engaging a new investment adviser for an underperforming fund, with all the attendant risks and disruptions, would not likely provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that enhance Putnam Management’s investment capabilities and supplement Putnam Management’s internal research efforts. The Trustees noted that, in 2019, they had approved the elimination of a fund expense recapture program, whereby a portion of available soft dollars were used to pay fund expenses, and that the amount of commissions allocated to that program were instead used to increase, by a corresponding amount, the budget allocated for execution services. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. In addition, with the assistance of their Brokerage Committee, the Trustees indicated their continued intent to monitor the allocation of the Putnam funds’ brokerage in order to ensure that the principle

26 Master Intermediate Income Trust

of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor services. In conjunction with the annual review of your fund’s management and sub-management contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV, which is an affiliate of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV for such services are fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds, and the costs incurred by PSERV in providing such services. Furthermore, the Trustees were of the view that the services provided were required for the operation of the funds, and that they were of a quality at least equal to those provided by other providers.

Master Intermediate Income Trust 27

Audited financial statements

These sections of the report, as well as the accompanying Notes, preceded by the Report of Independent Registered Public Accounting Firm, constitute the fund’s audited financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal year.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

28 Master Intermediate Income Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
Putnam Master Intermediate Income Trust:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund’s portfolio, of Putnam Master Intermediate Income Trust (the “Fund”) as of September 30, 2020, the related statement of operations and changes in net assets for the year ended September 30, 2020, including the related notes, and the financial highlights for the year ended September 30, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2020, the results of its operations, changes in net assets and the financial highlights for the year ended September 30, 2020 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended September 30, 2019 and the financial highlights for each of the periods ended on or prior to September 30, 2019 (not presented herein, other than the statement of changes in net assets and the financial highlights) were audited by other auditors whose report dated November 12, 2019 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 11, 2020

We have served as the auditor of one or more investment companies in the Putnam Investments family of mutual funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

Master Intermediate Income Trust 29

The fund’s portfolio 9/30/20

U.S. GOVERNMENT AND AGENCY	Principal
MORTGAGE OBLIGATIONS (109.4%)*	amount	Value
U.S. Government Guaranteed Mortgage Obligations (2.7%)
Government National Mortgage Association Pass-Through Certificates
5.50%, 5/20/49	$80,791	$92,576
5.00%, with due dates from 5/20/49 to 3/20/50	242,603	273,070
4.00%, TBA, 10/1/50	4,000,000	4,250,625
3.50%, with due dates from 9/20/49 to 3/20/50	1,194,108	1,313,549
		5,929,820
U.S. Government Agency Mortgage Obligations (106.7%)
Federal National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 1/1/49 to 8/1/49	128,008	142,117
4.50%, 5/1/49	56,355	62,446
Uniform Mortgage-Backed Securities
5.50%, TBA, 10/1/50	3,000,000	3,332,344
4.50%, TBA, 10/1/50	4,000,000	4,326,562
4.00%, TBA, 11/1/50	6,000,000	6,406,406
4.00%, TBA, 10/1/50	29,000,000	30,925,780
3.50%, TBA, 11/1/50	13,000,000	13,719,571
3.50%, TBA, 10/1/50	33,000,000	34,789,220
3.00%, TBA, 10/1/50	8,000,000	8,380,000
2.50%, TBA, 11/1/50	5,000,000	5,237,110
2.50%, TBA, 10/1/50	28,000,000	29,375,937
2.00%, TBA, 11/1/50	52,000,000	53,661,561
2.00%, TBA, 10/1/50	41,000,000	42,396,563
1.50%, TBA, 10/1/50	2,000,000	2,012,657
		234,768,274
Total U.S. government and agency mortgage obligations (cost $240,390,722)		$240,698,094

	Principal
U.S. TREASURY OBLIGATIONS (0.6%)*	amount	Value
U.S. Treasury Inflation Index Notes 0.125%, 4/15/21 [i]	$19,671	$19,767
U.S. Treasury Notes
2.875%, 5/15/28 [i]	106,000	125,921
2.75%, 11/30/20 [i]	119,000	120,610
2.125%, 8/15/21 [i]	147,000	149,958
1.75%, 6/30/24 [i]	942,000	1,000,894
Total U.S. treasury obligations (cost $1,417,151)		$1,417,150

	Principal
MORTGAGE-BACKED SECURITIES (43.3%)*	amount	Value
Agency collateralized mortgage obligations (21.7%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR)
+ 25.79%), 25.18%, 4/15/37	$28,258	$52,277
REMICs IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR)
+ 23.80%), 23.238%, 11/15/35	49,108	87,413
REMICs IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR)
+ 22.28%), 21.772%, 12/15/36	27,482	44,796
REMICs IFB Ser. 3852, Class SC, IO, ((-1 x 1 Month US LIBOR)
+ 6.65%), 6.498%, 4/15/40	1,350,968	131,544

30 Master Intermediate Income Trust

	Principal
MORTGAGE-BACKED SECURITIES (43.3%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 5011, Class SA, IO, ((-1 x 1 Month US LIBOR)
+ 6.25%), 6.098%, 9/25/50	$7,041,006	$1,355,394
REMICs IFB Ser. 4742, Class S, IO, ((-1 x 1 Month US LIBOR)
+ 6.20%), 6.048%, 12/15/47	2,173,518	260,822
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x 1 Month US LIBOR)
+ 6.10%), 5.948%, 8/15/56	3,728,351	876,162
REMICs IFB Ser. 4678, Class MS, IO, ((-1 x 1 Month US LIBOR)
+ 6.10%), 5.948%, 4/15/47	905,485	159,648
REMICs IFB Ser. 4945, Class SL, IO, ((-1 x 1 Month US LIBOR)
+ 6.05%), 5.898%, 1/25/50	7,136,438	1,074,517
REMICs Ser. 4813, IO, 5.50%, 8/15/48	1,941,971	396,329
REMICs Ser. 4077, Class IK, IO, 5.00%, 7/15/42	1,370,146	205,522
REMICs Ser. 4984, Class IL, IO, 4.50%, 6/25/50	5,874,038	916,156
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	697,791	84,383
REMICs Ser. 4000, Class PI, IO, 4.50%, 1/15/42	367,377	44,085
REMICs Ser. 4546, Class TI, IO, 4.00%, 12/15/45	1,248,810	120,964
REMICs Ser. 4425, IO, 4.00%, 1/15/45	1,673,637	184,100
REMICs Ser. 4452, Class QI, IO, 4.00%, 11/15/44	1,409,698	219,274
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	842,638	96,865
REMICs Ser. 4062, Class DI, IO, 4.00%, 9/15/39	932,428	13,895
REMICs Ser. 4604, Class QI, IO, 3.50%, 7/15/46	3,199,655	215,977
REMICs Ser. 4580, Class ID, IO, 3.50%, 8/15/45	1,805,732	94,348
REMICs Ser. 4501, Class BI, IO, 3.50%, 10/15/43	1,226,794	24,274
REMICs Ser. 4105, Class HI, IO, 3.50%, 7/15/41	532,013	40,740
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	506,242	33,101
REMICs Ser. 4165, Class TI, IO, 3.00%, 12/15/42	2,181,683	149,906
REMICs Ser. 4183, Class MI, IO, 3.00%, 2/15/42	941,044	59,944
REMICs Ser. 4210, Class PI, IO, 3.00%, 12/15/41	376,045	12,910
REMICs Ser. 4510, Class HI, IO, 3.00%, 3/15/40	692,415	18,864
Structured Pass-Through Certificates FRB Ser. 57, Class 1AX, IO,
0.381%, 7/25/43 W	1,098,564	10,986
REMICs Ser. 3326, Class WF, zero %, 10/15/35	994	905
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR)
+ 39.90%), 39.011%, 7/25/36	41,234	79,170
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR)
+ 24.20%), 23.657%, 6/25/37	38,788	68,266
REMICs IFB Ser. 08-24, Class SP, ((-3.667 x 1 Month US LIBOR)
+ 23.28%), 22.74%, 2/25/38	29,271	40,778
REMICs IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR)
+ 20.25%), 19.806%, 8/25/35	25,634	36,496
REMICs IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR)
+ 17.39%), 17.009%, 11/25/34	35,752	42,903
REMICs IFB Ser. 12-36, Class SN, IO, ((-1 x 1 Month US LIBOR)
+ 6.45%), 6.302%, 4/25/42	742,278	136,428
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x 1 Month US LIBOR)
+ 6.40%), 6.252%, 4/25/40	574,559	120,792
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x 1 Month US LIBOR)
+ 6.25%), 6.102%, 3/25/48	3,166,300	566,135

Master Intermediate Income Trust 31

	Principal
MORTGAGE-BACKED SECURITIES (43.3%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
REMICs IFB Ser. 17-32, Class SA, IO, ((-1 x 1 Month US LIBOR)
+ 6.15%), 6.002%, 5/25/47	$6,953,190	$1,286,340
REMICs IFB Ser. 13-18, Class SB, IO, ((-1 x 1 Month US LIBOR)
+ 6.15%), 6.002%, 10/25/41	262,605	18,044
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	1,850,842	392,727
REMICs Ser. 10-99, Class NI, IO, 6.00%, 9/25/40	1,494,881	285,272
REMICs Ser. 11-59, Class BI, IO, 6.00%, 8/25/40	256,801	3,106
REMICs IFB Ser. 16-96, Class ST, IO, ((-1 x 1 Month US LIBOR)
+ 6.10%), 5.952%, 12/25/46	2,332,881	489,342
REMICs IFB Ser. 16-78, Class CS, IO, ((-1 x 1 Month US LIBOR)
+ 6.10%), 5.952%, 5/25/39	7,251,413	1,420,987
REMICs IFB Ser. 19-43, Class JS, IO, ((-1 x 1 Month US LIBOR)
+ 6.05%), 5.902%, 8/25/49	3,890,442	566,769
REMICs FRB Ser. 19-61, Class S, IO, ((-1 x 1 Month US LIBOR)
+ 6.00%), 5.852%, 11/25/49	8,165,787	1,143,210
REMICs Ser. 13-107, Class SB, IO, ((-1 x 1 Month US LIBOR)
+ 5.95%), 5.802%, 2/25/43	1,606,982	354,044
REMICs IFB Ser. 11-101, Class SA, IO, ((-1 x 1 Month US LIBOR)
+ 5.90%), 5.752%, 10/25/41	1,700,673	285,398
Interest Strip Ser. 374, Class 6, IO, 5.50%, 8/25/36	67,777	11,187
REMICs Ser. 15-30, IO, 5.50%, 5/25/45	2,353,594	457,492
Interest Strip Ser. 378, Class 19, IO, 5.00%, 6/25/35	196,762	32,989
Interest Strip Ser. 366, Class 22, IO, 4.50%, 10/25/35	132	—
REMICs Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	298,918	54,965
REMICs Ser. 12-30, Class HI, IO, 4.50%, 12/25/40	1,344,812	53,792
REMICs Ser. 17-7, Class JI, IO, 4.00%, 2/25/47	1,001,702	105,708
REMICs Ser. 17-15, Class LI, IO, 4.00%, 6/25/46	648,113	24,831
REMICs Ser. 15-88, Class QI, IO, 4.00%, 10/25/44	958,429	68,382
REMICs Ser. 13-58, Class DI, IO, 4.00%, 6/25/43	2,696,107	366,368
REMICs Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	676,108	74,372
REMICs Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	591,316	58,972
REMICs Ser. 13-60, Class IP, IO, 4.00%, 10/25/42	591,852	47,348
REMICs Ser. 16-102, Class JI, IO, 3.50%, 2/25/46	1,290,794	55,254
REMICs Ser. 12-145, Class TI, IO, 3.00%, 11/25/42	550,251	20,376
REMICs Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	673,099	29,579
REMICs Ser. 13-53, Class JI, IO, 3.00%, 12/25/41	775,200	38,350
REMICs Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	433,407	11,377
REMICs Ser. 16-97, Class KI, IO, 3.00%, 6/25/40	2,003,118	19,455
REMICs Ser. 99-51, Class N, PO, zero %, 9/17/29	3,582	3,259
Government National Mortgage Association
IFB Ser. 14-60, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.18%),
6.024%, 4/20/44	3,323,509	724,908
IFB Ser. 20-97, Class QS, IO, ((-1 x 1 Month US LIBOR) + 6.15%),
5.994%, 7/20/50	5,352,916	791,984
IFB Ser. 19-5, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.15%),
5.994%, 1/20/49	4,215,263	645,840
IFB Ser. 13-167, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.15%),
5.994%, 11/20/43	2,120,428	437,901

32 Master Intermediate Income Trust

	Principal
MORTGAGE-BACKED SECURITIES (43.3%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%),
5.994%, 9/20/43	$361,100	$72,671
IFB Ser. 19-96, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
5.944%, 8/20/49	6,128,196	957,531
IFB Ser. 19-83, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
5.944%, 7/20/49	6,101,897	861,893
IFB Ser. 20-15, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.05%),
5.894%, 2/20/50	728,117	81,239
IFB Ser. 20-7, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.05%),
5.894%, 1/20/50	3,040,778	524,953
IFB Ser. 19-152, Class ES, IO, ((-1 x 1 Month US LIBOR) + 6.05%),
5.894%, 12/20/49	3,729,250	538,017
IFB Ser. 19-110, Class SQ, IO, ((-1 x 1 Month US LIBOR) + 6.05%),
5.894%, 9/20/49	6,055,525	1,026,689
IFB Ser. 19-99, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.05%),
5.894%, 8/20/49	216,356	28,453
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%),
5.894%, 6/20/49	311,505	35,375
IFB Ser. 14-119, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.60%),
5.444%, 8/20/44	1,655,095	312,942
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	673,003	116,934
Ser. 16-42, IO, 5.00%, 2/20/46	1,771,182	300,919
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	1,870,762	222,920
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	3,052,527	530,163
Ser. 14-76, IO, 5.00%, 5/20/44	708,139	115,570
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	505,942	89,805
Ser. 12-146, IO, 5.00%, 12/20/42	449,818	80,405
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	674,269	117,899
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	482,237	84,507
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	2,161,744	385,050
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	1,119,867	193,177
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	2,228,160	403,168
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	384,361	67,440
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	2,899,447	391,075
Ser. 16-37, Class IW, IO, 4.50%, 2/20/46	901,564	125,306
Ser. 16-104, Class GI, IO, 4.50%, 1/20/46	1,694,433	201,214
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	1,175,276	98,089
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45	702,313	129,928
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43	989,318	171,628
Ser. 14-100, Class LI, IO, 4.50%, 10/16/43	1,233,618	129,530
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	949,464	142,118
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	215,055	17,071
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	847,435	136,674
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	914,640	81,002
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	1,619,945	245,017
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	854,398	131,662
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40	950,597	143,301
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	592,212	91,053
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	541,289	97,432

Master Intermediate Income Trust 33

	Principal
MORTGAGE-BACKED SECURITIES (43.3%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 17-11, Class PI, IO, 4.00%, 12/20/46	$782,694	$47,808
Ser. 16-29, IO, 4.00%, 2/16/46	857,896	131,957
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	2,420,761	319,250
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	1,419,430	255,497
Ser. 15-187, Class JI, IO, 4.00%, 3/20/45	1,543,400	172,848
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	1,467,473	150,416
Ser. 14-149, Class IP, IO, 4.00%, 7/16/44	3,814,130	466,143
Ser. 17-93, Class TI, IO, 4.00%, 3/20/44	2,846,828	162,932
Ser. 14-4, Class IC, IO, 4.00%, 1/20/44	503,178	69,212
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43	1,890,426	127,603
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	454,823	57,822
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	395,391	56,369
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	984,602	132,823
Ser. 16-H22, Class AI, IO, 3.856%, 10/20/66	4,004,819	399,385
Ser. 17-165, Class IM, IO, 3.50%, 11/20/47	819,942	38,033
Ser. 17-118, Class KI, IO, 3.50%, 10/20/46	558,652	17,106
Ser. 16-48, Class MI, IO, 3.50%, 4/16/46	1,197,722	155,704
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	1,878,896	165,944
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	1,595,939	115,410
Ser. 13-76, IO, 3.50%, 5/20/43	1,495,425	157,020
Ser. 13-28, IO, 3.50%, 2/20/43	444,788	43,669
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	701,131	67,484
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	1,059,574	83,441
Ser. 13-14, IO, 3.50%, 12/20/42	2,326,654	181,758
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	443,222	33,516
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42	1,163,223	160,670
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	1,541,464	243,405
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	1,644,983	241,612
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	748,761	122,415
Ser. 15-62, Class IL, IO, 3.50%, 2/16/42	1,543,843	101,024
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	1,822,809	118,483
Ser. 15-96, Class NI, IO, 3.50%, 1/20/39	906,222	24,778
Ser. 14-44, Class IA, IO, 3.50%, 5/20/28	2,870,133	195,915
Ser. 16-H23, Class NI, IO, 3.347%, 10/20/66	10,519,509	1,050,899
Ser. 16-H03, Class AI, IO, 3.321%, 1/20/66	3,440,283	292,262
Ser. 16-H02, Class HI, IO, 3.05%, 1/20/66	4,664,725	353,586
Ser. 15-H10, Class BI, IO, 3.011%, 4/20/65	2,596,059	224,315
Ser. 16-H09, Class BI, IO, 2.954%, 4/20/66	4,559,728	432,194
Ser. 16-H10, Class AI, IO, 2.881%, 4/20/66	9,053,066	607,913
Ser. 17-H16, Class JI, IO, 2.866%, 8/20/67	8,419,179	984,322
Ser. 17-H16, Class FI, IO, 2.804%, 8/20/67	3,119,157	306,838
Ser. 16-H06, Class CI, IO, 2.764%, 2/20/66	4,881,535	309,294
Ser. 16-H18, Class QI, IO, 2.758%, 6/20/66	2,841,708	301,204
Ser. 17-H12, Class QI, IO, 2.679%, 5/20/67	3,679,689	361,982
Ser. 15-H15, Class BI, IO, 2.575%, 6/20/65	2,381,164	208,304
Ser. 18-H05, Class BI, IO, 2.558%, 2/20/68	4,208,924	498,494
Ser. 18-H05, Class AI, IO, 2.535%, 2/20/68	2,099,966	251,340
Ser. 16-H17, Class KI, IO, 2.51%, 7/20/66	2,774,016	271,132

34 Master Intermediate Income Trust

	Principal
MORTGAGE-BACKED SECURITIES (43.3%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 16-H16, Class EI, IO, 2.494%, 6/20/66 W	$4,066,910	$385,543
Ser. 17-H16, Class IH, IO, 2.435%, 7/20/67	5,716,411	458,450
Ser. 17-H02, Class BI, IO, 2.373%, 1/20/67	2,693,853	274,883
Ser. 18-H02, Class EI, IO, 2.372%, 1/20/68	6,023,629	713,424
Ser. 16-H06, Class DI, IO, 2.32%, 7/20/65	5,271,227	382,280
Ser. 17-H08, Class NI, IO, 2.309%, 3/20/67	5,319,550	498,974
Ser. 17-H06, Class BI, IO, 2.283%, 2/20/67	4,134,287	410,276
Ser. 18-H03, Class XI, IO, 2.263%, 2/20/68	4,291,094	473,308
Ser. 15-H24, Class AI, IO, 2.253%, 9/20/65	3,232,578	275,635
Ser. 17-H09, IO, 2.185%, 4/20/67	5,157,045	432,753
Ser. 15-H20, Class CI, IO, 2.181%, 8/20/65	4,150,513	380,079
Ser. 17-H16, Class IG, IO, 2.169%, 7/20/67	7,584,490	596,908
Ser. 17-H19, Class MI, IO, 2.054%, 4/20/67	2,064,545	203,977
Ser. 16-H03, Class DI, IO, 2.025%, 12/20/65	3,691,352	272,698
Ser. 17-H11, Class DI, IO, 1.951%, 5/20/67	3,880,861	383,657
Ser. 15-H25, Class EI, IO, 1.862%, 10/20/65	2,921,115	237,779
Ser. 15-H20, Class AI, IO, 1.836%, 8/20/65	3,525,962	289,481
FRB Ser. 15-H08, Class CI, IO, 1.805%, 3/20/65	1,990,617	143,332
Ser. 15-H23, Class BI, IO, 1.761%, 9/20/65	3,718,964	281,526
Ser. 16-H24, Class CI, IO, 1.71%, 10/20/66	2,489,859	173,411
Ser. 16-H14, IO, 1.695%, 6/20/66	3,543,494	237,425
Ser. 13-H08, Class CI, IO, 1.651%, 2/20/63	3,332,527	147,298
Ser. 18-H15, Class KI, IO, 1.599%, 8/20/68	3,551,083	392,485
Ser. 14-H21, Class BI, IO, 1.546%, 10/20/64	5,272,165	329,510
Ser. 15-H26, Class CI, IO, 0.546%, 8/20/65	6,142,475	83,538
Ser. 06-36, Class OD, PO, zero %, 7/16/36	1,194	1,075
		47,668,053
Commercial mortgage-backed securities (8.1%)
Bank 144A Ser. 17-BNK9, Class D, 2.80%, 11/15/54	374,000	287,246
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.541%, 1/12/45 W	1,279,000	920,880
Ser. 05-PWR7, Class D, 5.304%, 2/11/41 W	441,000	330,750
Ser. 05-PWR7, Class B, 5.214%, 2/11/41 W	201,409	200,906
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.702%, 3/11/39 (In default) † W	101,986	71,390
FRB Ser. 06-PW14, Class XW, IO, 0.753%, 12/11/38 W	241,762	1,690
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class E, 5.931%, 12/15/47 W	409,000	379,728
FRB Ser. 11-C2, Class F, 5.25%, 12/15/47 W	1,025,000	907,513
COMM Mortgage Trust FRB Ser. 14-CR16, Class C, 5.092%, 4/10/47 W	307,000	299,264
COMM Mortgage Trust 144A
FRB Ser. 14-CR17, Class E, 5.009%, 5/10/47 W	647,000	485,250
FRB Ser. 12-CR3, Class E, 4.909%, 10/15/45 W	297,000	160,834
Ser. 12-LC4, Class E, 4.25%, 12/10/44	392,000	222,663
Credit Suisse Commercial Mortgage Trust FRB Ser. 06-C5, Class AX,
IO, 1.092%, 12/15/39 W	948,230	1,043
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C4,
Class C, 5.91%, 9/15/39 W	12,160	12,058

Master Intermediate Income Trust 35

	Principal
MORTGAGE-BACKED SECURITIES (43.3%)* cont.	amount	Value
Commercial mortgage-backed securities cont.
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8.00%, 12/28/38
(Cayman Islands)	$64,699	$65,495
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D,
3.911%, 4/15/50 W	527,000	379,440
DBUBS Mortgage Trust 144A
FRB Ser. 11-LC1A, Class C, 5.79%, 11/10/46 W	232,000	232,418
FRB Ser. 11-LC2A, Class D, 5.67%, 7/10/44 W	272,000	251,296
GS Mortgage Securities Corp., II 144A FRB Ser. 13-GC10, Class D,
4.549%, 2/10/46 W	276,000	230,749
GS Mortgage Securities Trust 144A
Ser. 11-GC3, Class E, 5.00%, 3/10/44 W	160,000	141,541
FRB Ser. 14-GC24, Class D, 4.664%, 9/10/47 W	1,270,000	482,600
FRB Ser. 13-GC13, Class D, 4.22%, 7/10/46 W	531,000	381,390
JPMBB Commercial Mortgage Securities Trust FRB Ser. 13-C12,
Class C, 4.236%, 7/15/45 W	266,000	260,120
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.971%, 2/15/47 W	1,183,000	595,690
FRB Ser. C14, Class D, 4.859%, 8/15/46 W	515,000	374,705
FRB Ser. 14-C18, Class E, 4.471%, 2/15/47 W	407,000	151,595
Ser. 13-C14, Class F, 3.598%, 8/15/46 W	1,500,000	960,018
Ser. 14-C25, Class E, 3.332%, 11/15/47 W	788,000	362,679
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 13-LC11, Class D, 4.306%, 4/15/46 W	581,000	432,411
Ser. 13-LC11, Class B, 3.499%, 4/15/46	221,000	211,928
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class E, 6.374%, 2/12/51 W	398,000	143,280
FRB Ser. 11-C3, Class F, 5.853%, 2/15/46 W	410,000	94,416
FRB Ser. 11-C4, Class C, 5.525%, 7/15/46 W	234,000	231,063
FRB Ser. 12-C6, Class E, 5.324%, 5/15/45 W	363,000	177,870
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46 W	841,000	503,007
LB-UBS Commercial Mortgage Trust 144A FRB Ser. 06-C6,
Class XCL, IO, 0.73%, 9/15/39 W	787,531	3,505
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X,
IO, 7.004%, 12/15/49 W	13,487	—
ML-CFC Commercial Mortgage Trust FRB Ser. 06-4, Class C,
5.324%, 12/12/49 W	448,764	268,378
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class D, 4.498%, 8/15/46 W	900,000	378,101
FRB Ser. 13-C11, Class F, 4.498%, 8/15/46 W	496,000	148,800
FRB Ser. 15-C23, Class D, 4.289%, 7/15/50 W	715,000	630,835
FRB Ser. 13-C9, Class D, 4.257%, 5/15/46 W	350,000	287,000
FRB Ser. 13-C10, Class D, 4.218%, 7/15/46 W	485,000	288,131
FRB Ser. 13-C10, Class E, 4.218%, 7/15/46 W	1,316,000	914,436
FRB Ser. 13-C10, Class F, 4.218%, 7/15/46 W	975,000	474,223
Ser. 14-C17, Class E, 3.50%, 8/15/47	443,000	253,961
Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558%, 2/12/44 W	285,051	59,861
Ser. 06-HQ10, Class B, 5.448%, 11/12/41 W	434,023	427,573
Multifamily Connecticut Avenue Securities Trust 144A FRB
Ser. 20-01, Class M10, 3.898%, 3/25/50	701,000	654,141

36 Master Intermediate Income Trust

	Principal
MORTGAGE-BACKED SECURITIES (43.3%)* cont.	amount	Value
Commercial mortgage-backed securities cont.
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%,
12/28/38 (In default) †	$558,952	$19,237
UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 5.00%, 5/10/63 W	622,000	103,307
Ser. 13-C6, Class B, 3.875%, 4/10/46 W	297,000	287,769
Wells Fargo Commercial Mortgage Trust FRB Ser. 20-C56, Class C,
3.751%, 6/15/53 W	281,000	284,178
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 13-LC12, Class D, 4.41%, 7/15/46 W	188,000	75,200
Ser. 14-LC16, Class D, 3.938%, 8/15/50	889,000	470,959
WF-RBS Commercial Mortgage Trust 144A Ser. 12-C7, Class F,
4.50%, 6/15/45 W	2,524,000	907,873
		17,882,394
Residential mortgage-backed securities (non-agency) (13.5%)
American Home Mortgage Investment Trust FRB Ser. 07-1,
Class GA1C, (1 Month US LIBOR + 0.19%), 0.365%, 5/25/47	491,850	242,654
BCAP, LLC Trust 144A FRB Ser. 11-RR3, Class 3A6,
3.179%, 11/27/36 W	835,303	668,242
Bear Stearns Alt-A Trust FRB Ser. 05-10, Class 11A1, (1 Month
US LIBOR + 0.50%), 0.648%, 1/25/36	87,070	98,553
Chevy Chase Funding, LLC Mortgage-Backed Certificates
144A FRB Ser. 06-4A, Class A2, (1 Month US LIBOR + 0.18%),
0.328%, 11/25/47	305,589	241,241
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AMC3, Class A2D,
(1 Month US LIBOR + 0.35%), 0.498%, 3/25/37	1,019,655	896,920
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A3,
3.698%, 3/25/65 W	1,000,000	1,040,000
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A1, 2.548%, 6/25/46 W	306,385	258,038
FRB Ser. 05-38, Class A1, (1 Month US LIBOR + 1.50%),
2.519%, 9/25/35	338,236	290,230
FRB Ser. 06-OA10, Class 1A1, (1 Month US LIBOR + 0.96%),
1.979%, 8/25/46	119,963	107,398
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%),
1.959%, 6/25/46	374,311	325,267
FRB Ser. 05-38, Class A3, (1 Month US LIBOR + 0.35%),
0.498%, 9/25/35	416,206	366,957
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.33%),
0.486%, 11/20/35	258,423	237,243
FRB Ser. 06-OA10, Class 3A1, (1 Month US LIBOR + 0.19%),
0.338%, 8/25/46	348,560	291,048
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%),
0.338%, 8/25/46	2,287,637	2,175,556
FRB Ser. 07-OA8, Class 2A1, (1 Month US LIBOR + 0.18%),
0.328%, 6/25/47	433,864	359,257
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B,
(1 Month US LIBOR + 10.50%), 10.648%, 5/25/28	266,569	284,378
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B,
(1 Month US LIBOR + 10.00%), 10.175%, 7/25/28	890,241	931,829

Master Intermediate Income Trust 37

	Principal
MORTGAGE-BACKED SECURITIES (43.3%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B,
(1 Month US LIBOR + 9.35%), 9.498%, 4/25/28	$571,397	$674,531
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B,
(1 Month US LIBOR + 7.55%), 7.698%, 12/25/27	683,963	700,954
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M3,
(1 Month US LIBOR + 3.85%), 3.998%, 3/25/29	250,000	259,356
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2,
(1 Month US LIBOR + 2.30%), 2.448%, 9/25/30	612,475	602,956
Structured Agency Credit Risk Debt FRN Ser. 18-DNA1, Class M2,
(1 Month US LIBOR + 1.80%), 1.948%, 7/25/30	174,399	170,257
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA2, Class B2,
(1 Month US LIBOR + 11.25%), 11.398%, 4/25/49	106,000	98,667
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2,
(1 Month US LIBOR + 11.00%), 11.148%, 10/25/48	327,000	300,445
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2,
(1 Month US LIBOR + 10.75%), 10.898%, 1/25/49	141,000	128,895
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2,
(1 Month US LIBOR + 10.50%), 10.648%, 3/25/49	118,000	111,002
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4,
Class B2, (1 Month US LIBOR + 10.00%), 10.158%, 8/25/50	609,000	618,135
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3,
Class B2, (1 Month US LIBOR + 10.00%), 10.148%, 7/25/50	430,000	427,850
Structured Agency Credit Risk Trust FRB Ser. 19-DNA3, Class B2,
(1 Month US LIBOR + 8.15%), 8.298%, 7/25/49	135,000	112,876
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2,
(1 Month US LIBOR + 7.75%), 7.898%, 9/25/48	174,000	136,517
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M,
4.75%, 8/25/58 W	307,000	302,867
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M,
4.50%, 2/25/59 W	636,000	637,650
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B1,
(1 Month US LIBOR + 4.25%), 4.398%, 10/25/48	380,000	353,400
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B1,
(1 Month US LIBOR + 3.90%), 4.048%, 9/25/48	190,000	175,872
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class B1,
(1 Month US LIBOR + 3.70%), 3.848%, 12/25/30	569,000	530,651
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2,
Class M2, (1 Month US LIBOR + 3.10%), 3.248%, 3/25/50	367,000	361,494
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2,
(1 Month US LIBOR + 2.65%), 2.798%, 1/25/49	148,965	147,643
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2,
(1 Month US LIBOR + 2.45%), 2.598%, 3/25/49	121,504	119,453
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class M2,
(1 Month US LIBOR + 2.35%), 2.498%, 2/25/49	147,680	146,266
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M2,
(1 Month US LIBOR + 2.30%), 2.448%, 10/25/48	120,000	117,543
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class M2,
(1 Month US LIBOR + 2.15%), 2.298%, 12/25/30	341,000	331,800

38 Master Intermediate Income Trust

	Principal
MORTGAGE-BACKED SECURITIES (43.3%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B,
(1 Month US LIBOR + 12.75%), 12.898%, 10/25/28	$89,506	$105,233
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B,
(1 Month US LIBOR + 12.25%), 12.398%, 9/25/28	1,113,651	1,291,167
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B,
(1 Month US LIBOR + 11.75%), 11.898%, 10/25/28	566,512	642,388
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B,
(1 Month US LIBOR + 11.75%), 11.898%, 8/25/28	367,821	434,324
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B,
(1 Month US LIBOR + 10.75%), 10.898%, 1/25/29	119,595	129,287
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1B,
(1 Month US LIBOR + 9.25%), 9.398%, 4/25/29	19,928	20,471
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2,
(1 Month US LIBOR + 5.90%), 6.048%, 10/25/28	575,493	607,301
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2,
(1 Month US LIBOR + 5.70%), 5.848%, 4/25/28	1,045,053	1,081,781
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2,
(1 Month US LIBOR + 5.55%), 5.698%, 4/25/28	36,796	38,204
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1,
(1 Month US LIBOR + 5.50%), 5.648%, 9/25/29	477,000	481,887
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2,
(1 Month US LIBOR + 5.00%), 5.148%, 7/25/25	133,605	136,756
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1,
(1 Month US LIBOR + 4.85%), 4.998%, 10/25/29	1,170,000	1,166,786
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2B1,
(1 Month US LIBOR + 4.45%), 4.598%, 5/25/30	82,000	78,187
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2B1,
(1 Month US LIBOR + 4.45%), 4.598%, 2/25/30	60,000	57,956
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2,
(1 Month US LIBOR + 4.00%), 4.148%, 5/25/25	13,932	14,092
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1,
(1 Month US LIBOR + 3.60%), 3.748%, 1/25/30	182,000	170,524
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1B1,
(1 Month US LIBOR + 3.55%), 3.698%, 7/25/30	676,000	626,568
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1M2,
(1 Month US LIBOR + 3.00%), 3.148%, 10/25/29	486,812	491,553
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2M2,
(1 Month US LIBOR + 2.50%), 2.648%, 5/25/30	250,036	247,866
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M2,
(1 Month US LIBOR + 2.25%), 2.398%, 7/25/30	47,787	47,195
Connecticut Avenue Securities FRB Ser. 18-C06, Class 2M2,
(1 Month US LIBOR + 2.10%), 2.248%, 3/25/31	68,826	67,589
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1,
(1 Month US LIBOR + 4.10%), 4.248%, 9/25/31	251,000	240,335
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1,
Class 1M2, (1 Month US LIBOR + 3.65%), 3.798%, 2/25/40	504,000	473,732
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2,
(1 Month US LIBOR + 2.45%), 2.598%, 7/25/31	45,768	45,482
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (1 Month
US LIBOR + 0.18%), 0.328%, 5/25/36	550,059	199,273

Master Intermediate Income Trust 39

	Principal
MORTGAGE-BACKED SECURITIES (43.3%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (1 Month
US LIBOR + 0.31%), 0.458%, 5/25/37	$312,248	$269,422
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (1 Month
US LIBOR + 0.52%), 0.676%, 5/19/35	295,660	153,610
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO,
(1 Month US LIBOR + 0.20%), 0.348%, 6/25/37	520,146	249,767
Legacy Mortgage Asset Trust 144A FRB Ser. 19-GS2, Class A2,
4.25%, 1/25/59	330,000	323,400
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B,
(1 Month US LIBOR + 0.23%), 3.546%, 2/26/37	325,443	294,692
MortgageIT Trust FRB Ser. 05-3, Class M2, (1 Month US LIBOR
+ 0.80%), 0.943%, 8/25/35	87,693	85,235
Oaktown Re II, Ltd. 144A FRB Ser. 18-1A, Class M2, (1 Month
US LIBOR + 2.85%), 2.998%, 7/25/28 (Bermuda)	800,000	757,422
Pretium Mortgage Credit Partners, LLC 144A FRB Ser. 20-RPL1,
Class A1, 3.819%, 5/27/60	246,804	247,099
Radnor Re, Ltd. 144A FRB Ser. 18-1, Class M2, (1 Month US LIBOR
+ 2.70%), 2.848%, 3/25/28 (Bermuda)	620,000	593,977
Residential Accredit Loans, Inc. FRB Ser. 06-QO5, Class 1A1,
(1 Month US LIBOR + 0.22%), 0.363%, 5/25/46	264,677	235,563
Structured Asset Mortgage Investments II Trust
FRB Ser. 06-AR7, Class A1A, (1 Month US LIBOR + 0.21%),
0.358%, 8/25/36	353,529	337,621
FRB Ser. 06-AR7, Class A1BG, (1 Month US LIBOR + 0.12%),
0.268%, 8/25/36	293,813	264,930
Towd Point Mortgage Trust 144A Ser. 19-2, Class A2,
3.75%, 12/25/58 W	216,000	236,475
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR14, Class 1A2, 3.684%, 12/25/35 W	109,981	107,297
FRB Ser. 05-AR13, Class A1C3, (1 Month US LIBOR + 0.49%),
0.638%, 10/25/45	190,082	184,676
Wells Fargo Mortgage Backed Securities Trust FRB Ser. 06-AR5,
Class 1A1, 3.991%, 4/25/36 W	214,449	212,305
		29,831,319
Total mortgage-backed securities (cost $104,599,093)		$95,381,766

	Principal
CORPORATE BONDS AND NOTES (24.3%)*	amount	Value
Basic materials (1.8%)
Allegheny Technologies, Inc. sr. unsec. sub. notes 5.875%, 12/1/27	$10,000	$9,610
Allegheny Technologies, Inc. sr. unsec. unsub. notes
7.875%, 8/15/23	151,000	154,775
Axalta Coating Systems, LLC 144A company guaranty sr. unsec.
unsub. notes 4.875%, 8/15/24	150,000	152,813
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes
4.50%, 11/15/26	38,000	39,140
Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec.
notes 4.875%, 11/1/25	87,000	85,260
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes
6.625%, 1/31/29	115,000	116,282
BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24	263,000	270,233

40 Master Intermediate Income Trust

	Principal
CORPORATE BONDS AND NOTES (24.3%)* cont.	amount	Value
Basic materials cont.
Boise Cascade Co. 144A company guaranty sr. unsec. notes
4.875%, 7/1/30	$90,000	$96,750
Builders FirstSource, Inc. 144A sr. notes 6.75%, 6/1/27	92,000	98,555
Cemex Finance, LLC 144A company guaranty sr. notes 6.00%,
4/1/24 (Mexico)	318,000	324,932
Compass Minerals International, Inc. 144A company guaranty sr.
unsec. notes 6.75%, 12/1/27	175,000	189,000
Compass Minerals International, Inc. 144A company guaranty sr.
unsec. notes 4.875%, 7/15/24	63,000	64,733
Freeport-McMoRan, Inc. company guaranty sr. unsec. bonds
4.625%, 8/1/30 (Indonesia)	60,000	63,087
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes
4.375%, 8/1/28 (Indonesia)	60,000	62,037
GCP Applied Technologies, Inc. 144A sr. unsec. notes
5.50%, 4/15/26	203,000	207,060
Greif, Inc. 144A company guaranty sr. unsec. notes 6.50%, 3/1/27	179,000	185,440
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes
6.125%, 4/1/29 (Canada)	30,000	29,700
Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes
4.875%, 9/15/24	64,000	65,768
Mauser Packaging Solutions Holding Co. 144A sr. notes
8.50%, 4/15/24	35,000	36,225
Mercer International, Inc. sr. unsec. notes 7.375%,
1/15/25 (Canada)	19,000	19,238
Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)	49,000	49,123
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)	45,000	43,200
Novelis Corp. 144A company guaranty sr. unsec. bonds
5.875%, 9/30/26	145,000	148,988
Novelis Corp. 144A company guaranty sr. unsec. notes
4.75%, 1/30/30	80,000	78,578
PQ Corp. 144A company guaranty sr. unsec. notes 5.75%, 12/15/25	203,000	208,836
Smurfit Kappa Treasury Funding DAC company guaranty sr. unsec.
unsub. notes 7.50%, 11/20/25 (Ireland)	234,000	285,188
Starfruit Finco BV/Starfruit US Holdco, LLC 144A sr. unsec. notes
8.00%, 10/1/26 (Netherlands)	150,000	159,000
Syngenta Finance NV 144A company guaranty sr. unsec. unsub.
notes 5.182%, 4/24/28 (Switzerland)	305,000	335,867
TopBuild Corp. 144A company guaranty sr. unsec. notes
5.625%, 5/1/26	56,000	57,820
Tronox Finance PLC 144A company guaranty sr. unsec. notes
5.75%, 10/1/25 (United Kingdom)	33,000	32,505
Tronox, Inc. 144A company guaranty sr. notes 6.50%, 5/1/25	20,000	20,850
U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes
6.375%, 6/1/24	57,000	58,781
U.S. Concrete, Inc. 144A company guaranty sr. unsec. notes
5.125%, 3/1/29	45,000	45,113
W.R. Grace & Co.-Conn. 144A company guaranty sr. unsec. notes
5.625%, 10/1/24	121,000	128,563
W.R. Grace & Co.-Conn. 144A company guaranty sr. unsec. notes
4.875%, 6/15/27	80,000	82,616
		4,005,666

Master Intermediate Income Trust 41

	Principal
CORPORATE BONDS AND NOTES (24.3%)* cont.	amount	Value
Capital goods (2.4%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes
4.75%, 10/1/27	$234,000	$240,728
American Axle & Manufacturing, Inc. company guaranty sr. unsec.
notes 6.875%, 7/1/28	10,000	9,700
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub.
notes 5.625%, 7/1/27	115,000	122,339
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30	35,000	36,138
ARD Finance SA 144A sr. notes Ser. REGS, 6.50%, 6/30/27
(Luxembourg) ‡‡	200,000	198,960
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A
company guaranty sr. sub. notes 4.125%, 8/15/26 (Ireland)	330,000	334,538
Berry Global, Inc. 144A company guaranty notes 5.625%, 7/15/27	55,000	57,750
Berry Global, Inc. 144A notes 4.50%, 2/15/26	39,000	39,390
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25	80,000	84,200
Clean Harbors, Inc. 144A sr. unsec. bonds 5.125%, 7/15/29	45,000	48,819
Clean Harbors, Inc. 144A sr. unsec. notes 4.875%, 7/15/27	80,000	83,000
Crown Americas, LLC/Crown Americas Capital Corp. VI company
guaranty sr. unsec. notes 4.75%, 2/1/26	265,000	274,938
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds
7.375%, 12/15/26	150,000	177,938
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)	115,000	118,749
GFL Environmental, Inc. 144A sr. unsec. notes 7.00%,
6/1/26 (Canada)	90,000	94,838
Great Lakes Dredge & Dock Corp. company guaranty sr. unsec.
notes 8.00%, 5/15/22	177,000	181,508
Husky III Holding, Ltd. 144A sr. unsec. notes 13.00%, 2/15/25
(Canada) ‡‡	150,000	155,250
MasTec, Inc. 144A company guaranty sr. unsec. notes
4.50%, 8/15/28	115,000	116,150
Owens-Brockway Glass Container, Inc. 144A company guaranty sr.
unsec. notes 6.625%, 5/13/27	45,000	48,741
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A
company guaranty sr. notes 6.25%, 5/15/26	177,000	185,593
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A
company guaranty sr. unsec. notes 8.50%, 5/15/27	225,000	232,313
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes
6.625%, 4/15/27	171,000	157,320
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes
4.875%, 12/15/25	190,000	192,613
Staples, Inc. 144A sr. notes 7.50%, 4/15/26	352,000	325,304
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes
6.125%, 10/1/26	208,000	222,560
Tennant Co. company guaranty sr. unsec. unsub. notes
5.625%, 5/1/25	105,000	108,969
TransDigm, Inc. company guaranty sr. unsec. sub. notes
6.375%, 6/15/26	86,000	86,338
TransDigm, Inc. company guaranty sr. unsec. sub. notes
5.50%, 11/15/27	148,000	142,235
TransDigm, Inc. 144A company guaranty sr. notes 8.00%, 12/15/25	25,000	27,188
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26	672,000	701,766
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26	223,000	225,674

42 Master Intermediate Income Trust

	Principal
CORPORATE BONDS AND NOTES (24.3%)* cont.	amount	Value
Capital goods cont.
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub.
notes 7.25%, 6/15/28	$115,000	$126,003
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub.
notes 7.125%, 6/15/25	55,000	59,912
		5,217,462
Communication services (2.1%)
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company
guaranty sr. unsec. bonds 5.50%, 5/1/26	266,000	276,308
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec.
bonds 5.375%, 6/1/29	1,045,000	1,132,519
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec.
bonds 4.50%, 8/15/30	55,000	57,752
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec.
notes 5.00%, 2/1/28	199,000	208,950
CommScope Technologies, LLC 144A company guaranty sr. unsec.
notes 6.00%, 6/15/25	88,000	89,192
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24	120,000	128,700
DISH DBS Corp. company guaranty sr. unsec. unsub. notes
5.875%, 11/15/24	140,000	143,570
Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27 R	84,000	91,529
Frontier Communications Corp. 144A company guaranty notes
8.50%, 4/1/26	51,000	51,408
Intelsat Jackson Holdings SA 144A company guaranty sr. notes
8.00%, 2/15/24 (Luxembourg)	6,000	6,090
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes
5.25%, 3/15/26	264,000	273,491
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes
4.625%, 9/15/27	85,000	87,338
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes
4.25%, 7/1/28	40,000	40,613
Level 3 Financing, Inc. 144A company guaranty sr. unsec. unsub.
notes 3.625%, 1/15/29	55,000	54,313
Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%,
1/15/23 (Canada)	40,000	42,900
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes
6.875%, 11/15/28	260,000	325,000
Sprint Corp. company guaranty sr. unsec. notes 7.625%, 3/1/26	125,000	151,048
Sprint Corp. company guaranty sr. unsec. sub. notes
7.875%, 9/15/23	433,000	497,409
Sprint Corp. company guaranty sr. unsec. sub. notes
7.25%, 9/15/21	190,000	198,788
T-Mobile USA, Inc. company guaranty sr. unsec. notes
5.375%, 4/15/27	19,000	20,281
T-Mobile USA, Inc. company guaranty sr. unsec. notes
4.00%, 4/15/22	45,000	46,350
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds
4.75%, 2/1/28	148,000	158,322
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes
4.50%, 2/1/26	55,000	56,672
T-Mobile USA, Inc. 144A company guaranty sr. notes
3.875%, 4/15/30	50,000	56,731

Master Intermediate Income Trust 43

		Principal
CORPORATE BONDS AND NOTES (24.3%)* cont.		amount	Value
Communication services cont.
T-Mobile USA, Inc. 144A company guaranty sr. notes
3.75%, 4/15/27		$125,000	$140,268
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%,
4/15/27 (Canada)		75,000	78,900
Virgin Media Secured Finance PLC 144A company guaranty sr.
bonds 5.00%, 4/15/27 (United Kingdom)	GBP	115,000	155,098
Zayo Group Holdings, Inc. 144A sr. notes 4.00%, 3/1/27		$55,000	54,132
			4,623,672
Consumer cyclicals (4.9%)
American Builders & Contractors Supply Co., Inc. 144A company
guaranty sr. unsec. notes 5.875%, 5/15/26		38,000	39,425
American Builders & Contractors Supply Co., Inc. 144A sr. notes
4.00%, 1/15/28		60,000	60,975
Boyd Gaming Corp. company guaranty sr. unsec. notes
6.00%, 8/15/26		60,000	61,875
Boyd Gaming Corp. company guaranty sr. unsec. notes
4.75%, 12/1/27		55,000	53,969
Brookfield Residential Properties, Inc./Brookfield Residential
US Corp. 144A company guaranty sr. unsec. notes 6.25%,
9/15/27 (Canada)		55,000	55,463
Carnival Corp. 144A sr. notes 11.50%, 4/1/23		50,000	56,032
Carriage Services, Inc. 144A sr. unsec. notes 6.625%, 6/1/26		55,000	57,613
Cinemark USA, Inc. company guaranty sr. unsec. notes
5.125%, 12/15/22		72,000	64,080
Cinemark USA, Inc. company guaranty sr. unsec. sub. notes
4.875%, 6/1/23		190,000	162,213
Cinemark USA, Inc. 144A company guaranty sr. notes 8.75%, 5/1/25		25,000	26,500
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr.
notes 5.125%, 8/15/27		80,000	76,820
Cornerstone Building Brands, Inc. 144A company guaranty sr.
unsec. sub. notes 8.00%, 4/15/26		109,000	114,178
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr.
unsec. notes 5.25%, 10/15/25		215,000	208,550
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr.
notes 5.375%, 8/15/26		144,000	101,880
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr.
unsec. notes 6.625%, 8/15/27		92,000	47,898
Entercom Media Corp. 144A company guaranty notes
6.50%, 5/1/27		244,000	212,280
Entercom Media Corp. 144A company guaranty sr. unsec. notes
7.25%, 11/1/24		102,000	86,700
Ford Motor Co. sr. unsec. unsub. notes 9.00%, 4/22/25		152,000	174,270
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5.125%, 6/16/25		200,000	206,250
Gap, Inc. (The) 144A sr. notes 8.625%, 5/15/25		45,000	49,275
Gap, Inc. (The) 144A sr. notes 8.375%, 5/15/23		78,000	86,190
Gartner, Inc. 144A company guaranty sr. unsec. bonds
3.75%, 10/1/30		45,000	45,506
Gartner, Inc. 144A company guaranty sr. unsec. notes
4.50%, 7/1/28		25,000	26,281
Gray Television, Inc. 144A sr. unsec. notes 7.00%, 5/15/27		232,000	251,140

44 Master Intermediate Income Trust

		Principal
CORPORATE BONDS AND NOTES (24.3%)* cont.		amount	Value
Consumer cyclicals cont.
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%,
11/1/27 (Canada)		$85,000	$89,250
Hanesbrands, Inc. 144A company guaranty sr. unsec. notes
5.375%, 5/15/25		45,000	47,475
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes
4.625%, 5/15/24		125,000	129,974
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp.
company guaranty sr. unsec. notes 4.875%, 4/1/27		88,000	89,401
Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25		153,000	155,463
iHeartCommunications, Inc. company guaranty sr. notes
6.375%, 5/1/26		130,811	136,276
iHeartCommunications, Inc. company guaranty sr. unsec. notes
8.375%, 5/1/27		271,721	267,645
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28
(United Kingdom)		65,000	77,188
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25
(United Kingdom)		265,000	299,450
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds
5.25%, 3/15/28 R		194,000	202,003
Iron Mountain, Inc. 144A company guaranty sr. unsec. notes
4.875%, 9/15/27 R		268,000	273,025
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes
4.875%, 12/15/27		65,000	66,238
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes
4.625%, 12/15/25		70,000	70,350
JELD-WEN, Inc. 144A sr. notes 6.25%, 5/15/25		31,000	32,976
L Brands, Inc. company guaranty sr. unsec. notes 7.50%,
perpetual maturity		128,000	134,400
L Brands, Inc. 144A company guaranty sr. notes 6.875%, 7/1/25		30,000	32,400
L Brands, Inc. 144A company guaranty sr. unsec. notes
9.375%, 7/1/25		25,000	28,688
L Brands, Inc. 144A company guaranty sr. unsec. unsub. bonds
6.625%, 10/1/30		55,000	55,963
La Financiere Atalian SASU company guaranty sr. unsec. notes
Ser. REGS, 4.00%, 5/15/24 (France)	EUR	100,000	98,746
Levi Strauss & Co. sr. unsec. unsub. notes 5.00%, 5/1/25		$50,000	51,156
Lions Gate Capital Holdings, LLC 144A company guaranty sr.
unsec. notes 5.875%, 11/1/24		181,000	177,380
Lions Gate Capital Holdings, LLC 144A sr. unsec. notes
6.375%, 2/1/24		115,000	113,850
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec.
notes 4.875%, 11/1/24		46,000	44,505
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec.
sub. notes 5.625%, 3/15/26		99,000	95,535
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		60,000	64,754
Macy’s, Inc. 144A company guaranty sr. unsec. notes
8.375%, 6/15/25		30,000	31,018
Marriott International, Inc. sr. unsec. notes Ser. EE, 5.75%, 5/1/25		40,000	44,641
Masonite International Corp. 144A company guaranty sr. unsec.
notes 5.375%, 2/1/28		45,000	47,990

Master Intermediate Income Trust 45

	Principal
CORPORATE BONDS AND NOTES (24.3%)* cont.	amount	Value
Consumer cyclicals cont.
Mattamy Group Corp. 144A sr. unsec. notes 5.25%,
12/15/27 (Canada)	$160,000	$164,400
Mattamy Group Corp. 144A sr. unsec. notes 4.625%,
3/1/30 (Canada)	125,000	126,575
Mattel, Inc. 144A company guaranty sr. unsec. notes
5.875%, 12/15/27	170,000	182,963
Meredith Corp. company guaranty sr. unsec. notes 6.875%, 2/1/26	120,000	99,900
Meredith Corp. 144A company guaranty sr. unsec. notes
6.50%, 7/1/25	110,000	113,025
MPH Acquisition Holdings, LLC 144A company guaranty sr. unsec.
notes 7.125%, 6/1/24	95,000	97,598
Navistar International Corp. 144A company guaranty sr. notes
9.50%, 5/1/25	13,000	14,648
Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25	110,000	112,475
Nexstar Broadcasting, Inc. 144A sr. unsec. notes 4.75%, 11/1/28	55,000	56,020
Nexstar Escrow, Inc. 144A sr. unsec. notes 5.625%, 7/15/27	160,000	168,061
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr.
unsec. notes 5.00%, 2/1/25 (Luxembourg)	183,000	186,431
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty
sr. unsec. notes 5.625%, 10/1/28	80,000	82,744
Nordstrom, Inc. 144A sr. notes 8.75%, 5/15/25	115,000	126,023
Outfront Media Capital, LLC/Outfront Media Capital Corp.
company guaranty sr. unsec. sub. notes 5.625%, 2/15/24	150,000	152,250
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A sr.
unsec. bonds 4.625%, 3/15/30	36,000	34,560
Penske Automotive Group, Inc. company guaranty sr. unsec. notes
3.50%, 9/1/25	25,000	24,898
Penske Automotive Group, Inc. company guaranty sr. unsec. sub.
notes 5.75%, 10/1/22	192,000	192,000
Penske Automotive Group, Inc. company guaranty sr. unsec. sub.
notes 5.375%, 12/1/24	124,000	125,923
PM General Purchaser, LLC 144A sr. notes 9.50%, 10/1/28	170,000	176,324
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A
company guaranty sr. notes 3.375%, 8/31/27	55,000	52,758
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A
notes 6.25%, 1/15/28	115,000	116,438
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes
5.50%, 3/1/26	320,000	364,800
QVC, Inc. company guaranty sr. notes 4.375%, 9/1/28	100,000	102,000
Refinitiv US Holdings, Inc. 144A company guaranty sr. notes
6.25%, 5/15/26	98,000	104,860
Sabre GLBL, Inc. 144A company guaranty sr. notes 9.25%, 4/15/25	278,000	305,958
Scientific Games International, Inc. 144A company guaranty sr.
notes 5.00%, 10/15/25	65,000	65,325
Scientific Games International, Inc. 144A company guaranty sr.
unsec. notes 7.25%, 11/15/29	85,000	86,275
Scotts Miracle-Gro, Co. (The) company guaranty sr. unsec. notes
4.50%, 10/15/29	168,000	177,975
Sinclair Television Group, Inc. 144A company guaranty sr. unsec.
bonds 5.50%, 3/1/30	95,000	88,113
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	367,000	383,056

46 Master Intermediate Income Trust

	Principal
CORPORATE BONDS AND NOTES (24.3%)* cont.	amount	Value
Consumer cyclicals cont.
Six Flags Theme Parks, Inc. 144A company guaranty sr. notes
7.00%, 7/1/25	$115,000	$122,331
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds
5.00%, 10/1/29	55,000	57,063
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31	95,000	93,765
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28	10,000	10,375
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28	115,000	105,800
TRI Pointe Group, Inc. sr. unsec. notes 5.70%, 6/15/28	55,000	60,225
Univision Communications, Inc. 144A company guaranty sr. notes
9.50%, 5/1/25	65,000	69,550
Univision Communications, Inc. 144A company guaranty sr. notes
6.625%, 6/1/27	115,000	112,269
Univision Communications, Inc. 144A company guaranty sr. sub.
notes 5.125%, 2/15/25	95,000	90,013
Valvoline, Inc. company guaranty sr. unsec. notes 4.375%, 8/15/25	35,000	36,006
Valvoline, Inc. 144A company guaranty sr. unsec. unsub. notes
4.25%, 2/15/30	145,000	147,900
Weekley Homes, LLC/Weekley Finance Corp. 144A sr. unsec. notes
4.875%, 9/15/28	25,000	25,250
WMG Acquisition Corp. 144A company guaranty sr. bonds
3.00%, 2/15/31	25,000	24,306
Wolverine World Wide, Inc. 144A company guaranty sr. unsec.
bonds 5.00%, 9/1/26	101,000	101,253
Wolverine World Wide, Inc. 144A company guaranty sr. unsec.
notes 6.375%, 5/15/25	70,000	73,850
Wyndham Hotels & Resorts, Inc. 144A company guaranty sr. unsec.
notes 5.375%, 4/15/26	48,000	48,840
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company
guaranty sr. unsec. sub. notes 5.25%, 5/15/27	150,000	139,500
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr.
unsec. bonds 5.125%, 10/1/29	145,000	138,113
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr.
unsec. notes 7.75%, 4/15/25	35,000	37,068
		10,860,956
Consumer staples (1.6%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%,
10/15/30 (Canada) ##	55,000	55,424
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty
notes 5.00%, 10/15/25 (Canada)	90,000	92,025
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty
notes 4.375%, 1/15/28 (Canada)	77,000	78,525
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr.
notes 3.875%, 1/15/28 (Canada)	100,000	101,875
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons,
LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30	35,000	36,488
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons,
LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27	260,000	266,029
Avient Corp. 144A sr. unsec. notes 5.75%, 5/15/25	35,000	37,100
Energizer Holdings, Inc. 144A company guaranty sr. unsec. notes
7.75%, 1/15/27	10,000	10,925

Master Intermediate Income Trust 47

		Principal
CORPORATE BONDS AND NOTES (24.3%)* cont.		amount	Value
Consumer staples cont.
Energizer Holdings, Inc. 144A company guaranty sr. unsec. sub.
notes 6.375%, 7/15/26		$70,000	$75,264
Go Daddy Operating Co, LLC/GD Finance Co., Inc. 144A company
guaranty sr. unsec. notes 5.25%, 12/1/27		55,000	57,231
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24		227,000	189,545
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25		60,000	63,975
Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26		81,000	83,025
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC
144A company guaranty sr. unsec. notes 5.25%, 6/1/26		130,000	135,070
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC
144A company guaranty sr. unsec. notes 5.00%, 6/1/24		130,000	133,289
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC
144A company guaranty sr. unsec. notes 4.75%, 6/1/27		110,000	115,423
Kraft Heinz Co. (The) company guaranty sr. unsec. notes
3.00%, 6/1/26		171,000	175,706
Kraft Heinz Co. (The) 144A company guaranty sr. unsec. notes
3.875%, 5/15/27		17,000	18,007
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec.
notes 4.875%, 5/15/28		85,000	91,800
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec.
unsub. notes 4.875%, 11/1/26		157,000	163,673
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec.
unsub. notes 4.625%, 11/1/24		37,000	38,573
Loxam SAS notes 3.75%, 7/15/26 (France)	EUR	100,000	111,635
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		$25,000	25,289
Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27		118,000	124,490
Match Group, Inc. 144A sr. unsec. unsub. notes 4.625%, 6/1/28		60,000	61,800
Netflix, Inc. sr. unsec. notes 6.375%, 5/15/29		60,000	73,800
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		120,000	134,100
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		230,000	274,437
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29		60,000	70,719
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 6/15/30		35,000	39,900
Newell Brands, Inc. sr. unsec. notes 4.875%, 6/1/25		66,000	71,198
Newell Brands, Inc. sr. unsec. unsub. notes 4.70%, 4/1/26		105,000	111,825
Prestige Brands, Inc. 144A company guaranty sr. unsec. notes
5.125%, 1/15/28		95,000	98,088
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes
7.00%, 7/15/25		59,000	61,508
Yum! Brands, Inc. sr. unsec. sub. bonds 3.625%, 3/15/31		55,000	55,000
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30		55,000	59,400
Yum! Brands, Inc. 144A sr. unsec. notes 7.75%, 4/1/25		25,000	27,726
			3,419,887
Energy (4.2%)
Aker BP ASA 144A sr. unsec. notes 6.00%, 7/1/22 (Norway)		150,000	152,250
Aker BP ASA 144A sr. unsec. notes 5.875%, 3/31/25 (Norway)		189,000	196,980
Aker BP ASA 144A sr. unsec. notes 3.75%, 1/15/30 (Norway)		150,000	145,688
Antero Resources Corp. company guaranty sr. unsec. sub. notes
5.375%, 11/1/21		182,000	172,900
Antero Resources Corp. company guaranty sr. unsec. sub. notes
5.125%, 12/1/22		72,000	58,680

48 Master Intermediate Income Trust

	Principal
CORPORATE BONDS AND NOTES (24.3%)* cont.	amount	Value
Energy cont.
Apache Corp. sr. unsec. unsub. notes 4.875%, 11/15/27	$130,000	$122,850
Apache Corp. sr. unsec. unsub. notes 4.625%, 11/15/25	25,000	23,828
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28	36,000	32,940
ChampionX corp. company guaranty sr. unsec. notes
6.375%, 5/1/26	155,000	148,054
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes
5.125%, 6/30/27	160,000	178,103
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes
7.50%, 5/15/25	66,000	62,040
Continental Resources, Inc. company guaranty sr. unsec. notes
4.375%, 1/15/28	55,000	47,644
Continental Resources, Inc. company guaranty sr. unsec. sub.
notes 5.00%, 9/15/22	30,000	29,700
Continental Resources, Inc. company guaranty sr. unsec. unsub.
notes 4.50%, 4/15/23	105,000	100,065
DCP Midstream Operating LP company guaranty sr. unsec. notes
5.625%, 7/15/27	80,000	81,400
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31	60,000	77,325
Diamondback Energy, Inc. company guaranty sr. unsec. unsub.
notes 5.375%, 5/31/25	47,000	48,802
Diamondback Energy, Inc. sr. unsec. notes 4.75%, 5/31/25	60,000	64,724
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec.
bonds 5.75%, 1/30/28	226,000	227,130
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec.
notes 6.625%, 7/15/25	115,000	118,163
Global Partners LP/GLP Finance Corp. 144A company guaranty sr.
unsec. notes 6.875%, 1/15/29	20,000	20,200
Hess Midstream Operations LP 144A company guaranty sr. unsec.
notes 5.125%, 6/15/28	102,000	101,808
Hess Midstream Operations LP 144A company guaranty sr. unsec.
sub. notes 5.625%, 2/15/26	267,000	272,001
Holly Energy Partners LP/Holly Energy Finance Corp. 144A
company guaranty sr. unsec. notes 5.00%, 2/1/28	55,000	53,625
Indigo Natural Resources, LLC 144A sr. unsec. notes
6.875%, 2/15/26	71,000	69,103
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)	196,000	192,260
Nabors Industries, Inc. company guaranty sr. unsec. notes
5.75%, 2/1/25	50,000	17,000
Nabors Industries, Ltd. 144A company guaranty sr. unsec. notes
7.50%, 1/15/28	130,000	62,563
Nabors Industries, Ltd. 144A company guaranty sr. unsec. notes
7.25%, 1/15/26	55,000	27,088
Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22	96,000	95,959
Newfield Exploration Co. sr. unsec. unsub. notes 5.625%, 7/1/24	25,000	24,188
Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26	19,000	17,843
Occidental Petroleum Corp. sr. unsec. notes 2.90%, 8/15/24	43,000	36,482
Occidental Petroleum Corp. sr. unsec. sub. notes 4.85%, 3/15/21	94,000	93,060
Occidental Petroleum Corp. sr. unsec. unsub. notes 3.50%, 6/15/25	58,000	48,140
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.875%,
5/3/22 (Indonesia)	925,000	976,765

Master Intermediate Income Trust 49

	Principal
CORPORATE BONDS AND NOTES (24.3%)* cont.	amount	Value
Energy cont.
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%,
5/20/23 (Indonesia)	$200,000	$214,172
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
bonds 7.375%, 1/17/27 (Brazil)	879,000	1,041,044
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 6.125%, 1/17/22 (Brazil)	222,000	233,655
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 5.999%, 1/27/28 (Brazil)	169,000	186,956
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 5.299%, 1/27/25 (Brazil)	409,000	446,628
Petroleos de Venezuela SA company guaranty sr. unsec. bonds
Ser. REGS, 6.00%, 11/15/26 (Venezuela) (In default) †	399,000	11,970
Petroleos de Venezuela SA company guaranty sr. unsec. unsub.
notes 5.375%, 4/12/27 (Venezuela) (In default) †	824,000	24,720
Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds
6.50%, 1/23/29 (Mexico)	432,000	387,436
Petroleos Mexicanos 144A company guaranty sr. unsec. unsub.
notes 5.95%, 1/28/31 (Mexico)	1,420,000	1,199,190
Precision Drilling Corp. 144A company guaranty sr. unsec. notes
7.125%, 1/15/26 (Canada)	51,000	32,640
Rattler Midstream LP 144A company guaranty sr. unsec. notes
5.625%, 7/15/25	80,000	80,600
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27	136,000	60,410
SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24	67,000	35,510
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26	49,000	21,805
SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22	96,000	74,400
SM Energy Co. 144A company guaranty notes 10.00%, 1/15/25	30,000	28,500
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A
company guaranty sr. unsec. notes 5.50%, 1/15/28	162,000	146,610
Targa Resources Partners LP/Targa Resources Partners Finance
Corp. company guaranty sr. unsec. notes 6.875%, 1/15/29	35,000	37,440
Targa Resources Partners LP/Targa Resources Partners Finance
Corp. company guaranty sr. unsec. notes 6.50%, 7/15/27	185,000	192,863
Targa Resources Partners LP/Targa Resources Partners Finance
Corp. 144A sr. unsec. bonds 5.50%, 3/1/30	35,000	35,037
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%,
8/1/25 (Cayman Islands)	44,460	39,569
Transocean Poseidon, Ltd. 144A company guaranty sr. notes
6.875%, 2/1/27	88,000	70,530
Viper Energy Partners LP 144A company guaranty sr. unsec. notes
5.375%, 11/1/27	35,000	34,475
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23	27,000	30,510
WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26	101,000	104,535
WPX Energy, Inc. sr. unsec. notes 4.50%, 1/15/30	45,000	44,241
WPX Energy, Inc. sr. unsec. sub. notes 5.875%, 6/15/28	180,000	188,100
WPX Energy, Inc. sr. unsec. sub. notes 5.25%, 10/15/27	99,000	100,485
		9,301,382
Financials (2.5%)
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28	105,000	104,475
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A
sr. unsec. notes 6.75%, 10/15/27	85,000	89,175

50 Master Intermediate Income Trust

		Principal
CORPORATE BONDS AND NOTES (24.3%)* cont.		amount	Value
Financials cont.
Barclays PLC unsec. sub. bonds 4.836%, 5/9/28 (United Kingdom)		$200,000	$215,076
CBRE Services, Inc. company guaranty sr. unsec. notes
5.25%, 3/15/25		75,000	86,000
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23		94,000	97,525
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25		242,000	256,036
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29		100,000	115,465
Commerzbank AG 144A unsec. sub. notes 8.125%,
9/19/23 (Germany)		200,000	226,996
Diversified Healthcare Trust company guaranty sr. unsec. notes
9.75%, 6/15/25 R		230,000	255,579
ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes
5.25%, 5/1/25 R		45,000	45,450
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%,
4/17/28 (Canada)		75,000	82,189
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		53,000	52,868
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec.
notes 5.25%, 6/1/25		115,000	124,869
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec.
unsub. notes 5.375%, 4/15/26		79,000	87,556
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%,
12/1/24 (Canada)		115,000	116,438
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 6.75%, 2/1/24		95,000	97,449
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 6.25%, 5/15/26		104,000	108,420
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 4.75%, 9/15/24		65,000	65,813
International Lease Finance Corp. sr. unsec. unsub. notes
5.875%, 8/15/22		15,000	16,054
Intesa Sanpaolo SpA 144A unsec. sub. notes 5.017%, 6/26/24 (Italy)		200,000	210,187
iStar, Inc. sr. unsec. notes 5.50%, 2/15/26 R		90,000	84,348
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24 R		156,000	150,930
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25 R		122,000	113,841
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance
Corp. 144A sr. unsec. notes 4.25%, 2/1/27 R		115,000	99,475
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes
5.75%, 9/15/25		215,000	222,780
Miller Homes Group Holdings PLC company guaranty sr. notes
Ser. REGS, 5.50%, 10/15/24 (United Kingdom)	GBP	100,000	127,049
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr.
unsec. notes 9.125%, 7/15/26		$125,000	134,063
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr.
unsec. notes 6.00%, 1/15/27		60,000	61,162
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr.
unsec. notes 5.50%, 8/15/28		93,000	92,884
NatWest Group PLC sr. unsec. unsub. FRN 4.269%, 3/22/25
(United Kingdom)		570,000	619,170
PennyMac Financial Services, Inc. 144A company guaranty sr.
unsec. notes 5.375%, 10/15/25		90,000	91,125
Provident Funding Associates LP/PFG Finance Corp. 144A sr.
unsec. notes 6.375%, 6/15/25		135,000	130,613

Master Intermediate Income Trust 51

		Principal
CORPORATE BONDS AND NOTES (24.3%)* cont.		amount	Value
Financials cont.
Royal Bank of Scotland Group PLC unsec. sub. bonds 5.125%,
5/28/24 (United Kingdom)		$100,000	$109,665
Service Properties Trust company guaranty sr. unsec. unsub.
notes 7.50%, 9/15/25 R		41,000	43,571
Springleaf Finance Corp. company guaranty sr. unsec. notes
8.875%, 6/1/25		45,000	49,838
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes
7.125%, 3/15/26		60,000	67,032
Springleaf Finance Corp. company guaranty sr. unsec. unsub.
notes 6.875%, 3/15/25		269,000	298,503
Springleaf Finance Corp. company guaranty sr. unsec. unsub.
notes 5.375%, 11/15/29		120,000	124,800
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25 R		150,000	143,625
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds
5.125%, 8/1/30		25,000	26,625
Taylor Morrison Communities, Inc. 144A sr. unsec. notes
5.75%, 1/15/28		50,000	54,375
TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes
11.125%, 4/1/23		83,000	75,115
VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%,
10/17/22 (Russia)		200,000	211,500
			5,585,709
Health care (2.3%)
Bausch Health Americas, Inc. 144A sr. unsec. notes 8.50%, 1/31/27		150,000	164,625
Bausch Health Cos., Inc. company guaranty sr. unsec. notes
Ser. REGS, 4.50%, 5/15/23	EUR	100,000	116,119
Bausch Health Cos., Inc. 144A company guaranty sr. notes
5.50%, 11/1/25		$220,000	225,775
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes
7.25%, 5/30/29		105,000	113,138
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes
7.00%, 1/15/28		55,000	58,300
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes
6.25%, 2/15/29		80,000	82,285
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes
6.125%, 4/15/25		160,000	163,800
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes
7.00%, 3/15/24		160,000	165,600
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30		55,000	56,111
Centene Corp. sr. unsec. notes 4.625%, 12/15/29		250,000	269,375
Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22		70,000	70,875
Centene Corp. 144A sr. unsec. notes 5.375%, 8/15/26		89,000	94,267
Centene Corp. 144A sr. unsec. notes 5.25%, 4/1/25		75,000	77,944
Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26		82,000	86,408
CHS/Community Health Systems, Inc. company guaranty sr. notes
6.25%, 3/31/23		401,000	391,978
CHS/Community Health Systems, Inc. 144A company guaranty sr.
notes 8.625%, 1/15/24		95,000	94,525
CHS/Community Health Systems, Inc. 144A company guaranty sr.
notes 8.00%, 3/15/26		305,000	299,815
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 5.90%, 8/28/28		130,000	150,150

52 Master Intermediate Income Trust

	Principal
CORPORATE BONDS AND NOTES (24.3%)* cont.	amount	Value
Health care cont.
Emergent BioSolutions, Inc. 144A company guaranty sr. unsec.
notes 3.875%, 8/15/28	$35,000	$35,138
Global Medical Response, Inc. 144A sr. notes 6.50%, 10/1/25	55,000	54,593
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	363,000	423,508
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26	245,000	270,725
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30	55,000	56,038
Jaguar Holding Co. II/PPD Development LP 144A company
guaranty sr. unsec. notes 5.00%, 6/15/28	35,000	36,531
Jaguar Holding Co. II/PPD Development LP 144A company
guaranty sr. unsec. notes 4.625%, 6/15/25	25,000	25,750
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29	155,000	171,760
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	40,000	40,050
Tenet Healthcare Corp. company guaranty sr. notes
4.625%, 7/15/24	240,000	241,200
Tenet Healthcare Corp. 144A company guaranty notes
6.25%, 2/1/27	28,000	28,902
Tenet Healthcare Corp. 144A company guaranty sr. notes
7.50%, 4/1/25	30,000	32,250
Tenet Healthcare Corp. 144A company guaranty sr. notes
5.125%, 11/1/27	235,000	241,392
Tenet Healthcare Corp. 144A company guaranty sr. notes
4.875%, 1/1/26	339,000	345,156
Teva Pharmaceutical Finance Netherlands III BV company
guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)	200,000	209,000
Teva Pharmaceutical Finance Netherlands III BV company
guaranty sr. unsec. notes 6.00%, 4/15/24 (Israel)	200,000	204,000
		5,097,083
Technology (1.1%)
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26	20,000	20,850
CommScope Finance, LLC 144A sr. notes 5.50%, 3/1/24	105,000	107,895
Dell International, LLC/EMC Corp. 144A company guaranty sr.
notes 5.85%, 7/15/25	40,000	46,608
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A
company guaranty sr. notes 6.02%, 6/15/26	570,000	669,282
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A
company guaranty sr. unsec. notes 7.125%, 6/15/24	152,000	158,109
Dun & Bradstreet Corp. (The) 144A sr. notes 6.875%, 8/15/26	33,000	35,444
Microchip Technology, Inc. 144A company guaranty sr. unsec.
notes 4.25%, 9/1/25	119,000	123,470
Nutanix, Inc. cv. sr. unsec. notes zero %, 1/15/23	97,000	90,938
Plantronics, Inc. 144A company guaranty sr. unsec. notes
5.50%, 5/31/23	365,000	324,850
Qorvo, Inc. company guaranty sr. unsec. unsub. notes
5.50%, 7/15/26	95,000	100,753
Qorvo, Inc. 144A company guaranty sr. unsec. bonds
3.375%, 4/1/31	55,000	55,894
SS&C Technologies, Inc. 144A company guaranty sr. unsec. notes
5.50%, 9/30/27	203,000	215,180
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A
company guaranty sr. notes 5.75%, 6/1/25	45,000	47,138

Master Intermediate Income Trust 53

	Principal
CORPORATE BONDS AND NOTES (24.3%)* cont.	amount	Value
Technology cont.
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr.
unsec. notes 6.75%, 6/1/25	$85,000	$86,752
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes
5.625%, 10/1/25	279,000	284,580
Western Digital Corp. company guaranty sr. unsec. notes
4.75%, 2/15/26	44,000	47,658
		2,415,401
Transportation (0.1%)
Delta Air Lines Inc/SkyMiles IP, Ltd. 144A company guaranty sr.
notes 4.75%, 10/20/28	170,000	176,507
		176,507
Utilities and power (1.3%)
AES Corp. (The) sr. unsec. unsub. notes 6.00%, 5/15/26	90,000	94,538
AES Corp. (The) sr. unsec. unsub. notes 5.50%, 4/15/25	665,000	683,288
AES Corp. (The) sr. unsec. unsub. notes 5.125%, 9/1/27	60,000	63,906
AES Corp. (The) 144A sr. unsec. notes 3.30%, 7/15/25	40,000	42,614
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26	29,000	27,022
Buckeye Partners LP 144A sr. unsec. notes 4.50%, 3/1/28	45,000	43,369
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26	86,000	89,344
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28	270,000	276,518
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31	25,000	25,483
Calpine Corp. 144A sr. unsec. notes 4.625%, 2/1/29	10,000	9,981
NRG Energy, Inc. company guaranty sr. unsec. notes
7.25%, 5/15/26	94,000	99,993
NRG Energy, Inc. company guaranty sr. unsec. notes
6.625%, 1/15/27	27,000	28,553
NRG Energy, Inc. company guaranty sr. unsec. notes
5.75%, 1/15/28	145,000	156,419
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29	145,000	159,768
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	170,000	181,035
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29	49,000	53,288
Pacific Gas and Electric Co. bonds 2.50%, 2/1/31	180,000	171,265
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub.
notes 2.95%, 3/1/26	110,000	112,040
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	45,000	43,541
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc.
escrow company guaranty sr. notes 11.50%, 10/1/21 F	90,000	135
Vistra Operations Co., LLC 144A company guaranty sr. notes
4.30%, 7/15/29	50,000	54,576
Vistra Operations Co., LLC 144A company guaranty sr. notes
3.55%, 7/15/24	30,000	31,959
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes
5.625%, 2/15/27	68,000	71,754
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes
5.50%, 9/1/26	168,000	175,350
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub.
notes 5.00%, 7/31/27	75,000	78,600
		2,774,339
Total corporate bonds and notes (cost $53,124,117)		$53,478,064

54 Master Intermediate Income Trust

FOREIGN GOVERNMENT AND AGENCY		Principal
BONDS AND NOTES (11.8%)*		amount	Value
Bahrain (Kingdom of) 144A sr. unsec. notes 7.375%,
5/14/30 (Bahrain)		$960,000	$1,046,366
Buenos Aires (Province of) sr. unsec. unsub. bonds Ser. REGS,
7.875%, 6/15/27 (Argentina) (In default) †		400,000	154,333
Buenos Aires (Province of) sr. unsec. unsub. notes Ser. REGS,
6.50%, 2/15/23 (Argentina) (In default) †		75,000	29,030
Buenos Aires (Province of) unsec. FRN 33.482%,
5/31/22 (Argentina)	ARS	7,745,000	92,266
Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%,
6/15/27 (Argentina) (In default) †		$2,140,000	825,683
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%,
1/26/21 (Argentina) (In default) †		341,333	138,008
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%,
3/16/24 (Argentina) (In default) †		1,635,000	636,570
Cordoba (Province of) sr. unsec. unsub. notes Ser. REGS, 7.45%,
9/1/24 (Argentina)		1,460,000	814,051
Cordoba (Province of) 144A sr. unsec. unsub. notes 7.125%,
6/10/21 (Argentina)		547,000	333,670
Dominican (Republic of) sr. unsec. unsub. notes 7.50%, 5/6/21
(Dominican Republic)		56,667	58,508
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%,
4/20/27 (Dominican Republic)		235,000	273,775
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%,
1/29/26 (Dominican Republic)		661,000	732,058
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%,
7/19/28 (Dominican Republic)		180,000	193,502
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%,
1/25/27 (Dominican Republic)		284,000	303,525
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.50%,
1/27/25 (Dominican Republic)		380,000	403,750
Dominican (Republic of) 144A sr. unsec. notes 4.50%, 1/30/30
(Dominican Republic)		260,000	255,450
Dominican (Republic of) 144A sr. unsec. unsub. bonds 5.50%,
1/27/25 (Dominican Republic)		725,000	770,313
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 7.60%,
3/1/29 (Egypt)		1,400,000	1,436,728
Egypt (Arab Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%,
6/11/25 (Egypt)		600,000	614,256
Egypt (Arab Republic of) 144A sr. unsec. notes 5.75%,
5/29/24 (Egypt)		520,000	531,494
El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%,
1/18/27 (El Salvador)		378,000	324,513
El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%,
1/30/25 (El Salvador)		300,000	263,250
Indonesia (Republic of) sr. unsec. unsub. bonds 2.85%,
2/14/30 (Indonesia)		379,000	398,009
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%,
1/8/26 (Indonesia)		1,020,000	1,183,200
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.125%,
1/15/25 (Indonesia)		360,000	401,844
Indonesia (Republic of) 144A sr. unsec. notes 4.75%,
1/8/26 (Indonesia)		200,000	232,002

Master Intermediate Income Trust 55

FOREIGN GOVERNMENT AND AGENCY		Principal
BONDS AND NOTES (11.8%)* cont.		amount	Value
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%,
1/8/27 (Indonesia)		$650,000	$744,270
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%,
4/15/23 (Indonesia)		560,000	590,794
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.25%,
3/22/30 (Ivory Coast)	EUR	1,345,000	1,424,533
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%,
3/3/28 (Ivory Coast)		$1,025,000	1,023,698
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%,
7/23/24 (Ivory Coast)		1,300,000	1,304,875
Kenya (Republic of) sr. unsec. bonds Ser. REGS, 8.00%,
5/22/32 (Kenya)		713,000	703,203
Kenya (Republic of) sr. unsec. notes Ser. REGS, 7.00%,
5/22/27 (Kenya)		390,000	382,201
Oman (Sultanate of) sr. unsec. notes Ser. REGS, 6.00%,
8/1/29 (Oman)		499,000	455,951
Qatar (State of) 144A sr. unsec. notes 3.75%, 4/16/30 (Qatar)		400,000	463,437
Qatar (State of) 144A sr. unsec. notes 3.40%, 4/16/25 (Qatar)		270,000	295,915
Senegal (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.25%,
7/30/24 (Senegal)		2,670,000	2,740,041
South Africa (Republic of) sr. unsec. unsub. notes 5.875%, 9/16/25
(South Africa)		670,000	716,083
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27
(South Africa)		360,000	355,054
United Mexican States sr. unsec. unsub. bonds 3.25%,
4/16/30 (Mexico)		1,009,000	1,033,529
Venezuela (Republic of) sr. unsec. notes 9.00%, 5/7/23 (Venezuela)
(In default) †		798,000	61,845
Venezuela (Republic of) sr. unsec. notes 7.65%, 4/21/25
(Venezuela) (In default) †		371,000	28,753
Venezuela (Republic of) sr. unsec. unsub. notes 8.25%, 10/13/24
(Venezuela) (In default) †		1,292,000	100,130
Vietnam (Socialist Republic of) sr. unsec. notes Ser. REGS, 4.80%,
11/19/24 (Vietnam)		910,000	1,012,488
Total foreign government and agency bonds and notes (cost $30,337,274)			$25,882,954

		Principal
CONVERTIBLE BONDS AND NOTES (6.8%)*		amount	Value
Capital goods (0.1%)
Fortive Corp. cv. company guaranty sr. unsec. notes
0.875%, 2/15/22		$191,000	$191,362
Middleby Corp. (The) 144A cv. sr. unsec. unsub. notes 1.00%, 9/1/25		111,000	109,335
			300,697
Communication services (0.4%)
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26		224,000	205,631
GCI Liberty, Inc. 144A cv. sr. unsec. bonds 1.75%, 9/30/46		134,000	229,609
Liberty Broadband Corp. 144A cv. sr. unsec. bonds 2.75%, 9/30/50		34,000	36,575
Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23		38,000	41,353
Liberty Media Corp. 144A cv. sr. unsec. unsub. bonds
2.75%, 12/1/49		188,000	182,548
Vonage Holdings Corp. cv. sr. unsec. notes 1.75%, 6/1/24		177,000	170,522
			866,238

56 Master Intermediate Income Trust

	Principal
CONVERTIBLE BONDS AND NOTES (6.8%)* cont.	amount	Value
Consumer cyclicals (1.1%)
Booking Holdings, Inc. 144A cv. sr. unsec. notes 0.75%, 5/1/25	$164,000	$210,574
Burlington Stores, Inc. 144A cv. sr. unsec. notes 2.25%, 4/15/25	185,000	220,432
Callaway Golf Co. 144A cv. sr. unsec. notes 2.75%, 5/1/26	64,000	86,901
Cinemark Holdings, Inc. 144A cv. sr. unsec. notes 4.50%, 8/15/25	61,000	60,656
Dick’s Sporting Goods, Inc. 144A cv. sr. unsec. notes 3.25%, 4/15/25	93,000	170,287
FTI Consulting, Inc. cv. sr. unsec. notes 2.00%, 8/15/23	131,000	160,481
Horizon Global Corp. cv. sr. unsec. unsub. notes 2.75%, 7/1/22	21,000	15,394
Liberty Media Corp. cv. sr. unsec. notes 1.00%, 1/30/23	100,000	118,630
Live Nation Entertainment, Inc. cv. sr. unsec. notes 2.50%, 3/15/23	192,000	213,862
National Vision Holdings, Inc. 144A cv. sr. unsec. notes
2.50%, 5/15/25	68,000	96,730
NCL Corp, Ltd. 144A cv. company guaranty notes 5.375%, 8/1/25	92,000	107,702
Penn National Gaming, Inc. cv. sr. unsec. notes 2.75%, 5/15/26	53,000	170,101
RH 144A cv. sr. unsec. notes zero %, 9/15/24	54,000	102,929
Royal Caribbean Cruises, Ltd. 144A cv. sr. unsec. notes
4.25%, 6/15/23	136,000	158,703
Square, Inc. 144A cv. sr. unsec. notes 0.125%, 3/1/25	247,000	375,332
Winnebago Industries, Inc. 144A cv. sr. unsec. notes 1.50%, 4/1/25	83,000	89,748
		2,358,462
Consumer staples (0.7%)
Bloomin’ Brands, Inc. 144A cv. sr. unsec. notes 5.00%, 5/1/25	43,000	65,475
Chegg, Inc. 144A cv. sr. unsec. notes zero %, 9/1/26	111,000	110,612
Etsy, Inc. cv. sr. unsec. notes 0.125%, 10/1/26	114,000	179,051
IAC Financeco 2, Inc. 144A cv. company guaranty sr. unsec. notes
0.875%, 6/15/26	195,000	278,414
Lyft, Inc. 144A cv. sr. unsec. notes 1.50%, 5/15/25	66,000	68,640
Wayfair, Inc. 144A cv. sr. unsec. notes 0.625%, 10/1/25	291,000	296,001
Zillow Group, Inc. cv. sr. unsec. notes 2.75%, 5/15/25	104,000	179,689
Zillow Group, Inc. cv. sr. unsec. sub. notes 1.375%, 9/1/26	120,000	286,713
		1,464,595
Energy (0.1%)
CHC Group, LLC/CHC Finance Ltd. cv. notes Ser. AI, zero %, 10/1/20
(acquired 2/2/17, cost $24,845) (Cayman Islands)	35,887	5,383
Oasis Petroleum, Inc. cv. sr. unsec. notes 2.625%, 9/15/23
(In default) †	35,000	7,875
Pioneer Natural Resources Co. 144A cv. sr. unsec. notes
0.25%, 5/15/25	188,000	206,987
SolarEdge Technologies, Inc. 144A cv. sr. unsec. notes zero %,
9/15/25 (Israel)	72,000	82,477
Transocean, Inc. cv. company guaranty sr. unsec. sub. notes
0.50%, 1/30/23	96,000	17,781
		320,503
Financials (0.3%)
Blackstone Mortgage Trust, Inc. cv. sr. unsec. notes
4.75%, 3/15/23 R	108,000	101,751
Encore Capital Group, Inc. cv. company guaranty sr. unsec. unsub.
notes 3.25%, 3/15/22	82,000	88,497
IH Merger Sub, LLC cv. company guaranty sr. unsec. notes
3.50%, 1/15/22 R	96,000	123,977

Master Intermediate Income Trust 57

	Principal
CONVERTIBLE BONDS AND NOTES (6.8%)* cont.	amount	Value
Financials cont.
JPMorgan Chase Financial Co., LLC cv. company guaranty sr.
unsec. notes 0.25%, 5/1/23	$135,000	$133,903
LendingTree, Inc. 144A cv. sr. unsec. notes 0.50%, 7/15/25	97,000	94,639
Redfin Corp. cv. sr. unsec. notes 1.75%, 7/15/23	69,000	119,543
		662,310
Health care (0.7%)
BioMarin Pharmaceutical, Inc. 144A cv. sr. unsec. sub. notes
1.25%, 5/15/27	64,000	62,591
CONMED Corp. cv. sr. unsec. notes 2.625%, 2/1/24	93,000	104,118
DexCom, Inc. 144A cv. sr. unsec. unsub. notes 0.25%, 11/15/25	170,000	179,244
Envista Holdings Corp. 144A cv. sr. unsec. notes 2.375%, 6/1/25	54,000	74,938
Exact Sciences Corp. cv. sr. unsec. notes 0.375%, 3/15/27	315,000	368,673
Insulet Corp. 144A cv. sr. unsec. notes 0.375%, 9/1/26	118,000	150,266
Integra LifeSciences Holdings Corp. 144A cv. sr. unsec. notes
0.50%, 8/15/25	61,000	57,092
Ironwood Pharmaceuticals, Inc. cv. sr. unsec. notes 1.50%, 6/15/26	77,000	74,659
Ironwood Pharmaceuticals, Inc. cv. sr. unsec. notes 0.75%, 6/15/24	77,000	76,269
Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub. notes
1.50%, 8/15/24 (Ireland)	152,000	153,630
Neurocrine Biosciences, Inc. cv. sr. unsec. notes 2.25%, 5/15/24	42,000	57,750
Pacira Pharmaceuticals, Inc. 144A cv. sr. unsec. notes
0.75%, 8/1/25	87,000	93,780
Revance Therapeutics, Inc. 144A cv. sr. unsec. notes 1.75%, 2/15/27	73,000	76,937
Tandem Diabetes Care, Inc. 144A cv. sr. unsec. notes 1.50%, 5/1/25	64,000	82,719
Teladoc Health, Inc. 144A cv. sr. unsec. sub. notes 1.25%, 6/1/27	58,000	72,532
		1,685,198
Technology (3.0%)
8x8, Inc. cv. sr. unsec. notes 0.50%, 2/1/24	86,000	80,019
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27	315,000	364,429
Akamai Technologies, Inc. cv. sr. unsec. notes 0.125%, 5/1/25	111,000	142,732
Blackline, Inc. cv. sr. unsec. notes 0.125%, 8/1/24	136,000	187,066
Cloudflare, Inc. 144A cv. sr. unsec. notes 0.75%, 5/15/25	64,000	86,167
Coupa Software, Inc. 144A cv. sr. unsec. notes 0.375%, 6/15/26	57,000	67,153
Cree, Inc. 144A cv. sr. unsec. unsub. notes 1.75%, 5/1/26	149,000	228,063
CyberArk Software, Ltd. 144A cv. sr. unsec. notes zero %,
11/15/24 (Israel)	90,000	87,845
DocuSign, Inc. cv. sr. unsec. notes 0.50%, 9/15/23	41,000	123,783
Envestnet, Inc. 144A cv. company guaranty sr. unsec. notes
0.75%, 8/15/25	204,000	204,871
Five9, Inc. 144A cv. sr. unsec. notes 0.50%, 6/1/25	86,000	103,930
Guidewire Software, Inc. cv. sr. unsec. sub. notes 1.25%, 3/15/25	107,000	122,724
HubSpot, Inc. 144A cv. sr. unsec. notes 0.375%, 6/1/25	65,000	82,397
Inphi Corp. 144A cv. sr. unsec. notes 0.75%, 4/15/25	113,000	135,256
j2 Global, Inc. 144A cv. sr. unsec. notes 1.75%, 11/1/26	92,000	81,348
LivePerson, Inc. 144A cv. sr. unsec. notes 0.75%, 3/1/24	69,000	104,276
Lumentum Holdings, Inc. 144A cv. sr. unsec. notes 0.50%, 12/15/26	219,000	233,083
Microchip Technology, Inc. cv. sr. unsec. sub. notes
1.625%, 2/15/27	53,000	81,655
New Relic, Inc. cv. sr. unsec. notes 0.50%, 5/1/23	94,000	89,828
Nuance Communications, Inc. cv. sr. unsec. notes 1.25%, 4/1/25	155,000	274,552

58 Master Intermediate Income Trust

	Principal
CONVERTIBLE BONDS AND NOTES (6.8%)* cont.	amount	Value
Technology cont.
Okta, Inc. 144A cv. sr. unsec. notes 0.375%, 6/15/26	$62,000	$70,803
Omnicell, Inc. 144A cv. sr. unsec. notes 0.25%, 9/15/25	72,000	73,807
ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub.
notes 1.625%, 10/15/23	137,000	180,926
Palo Alto Networks, Inc. 144A cv. sr. unsec. notes 0.375%, 6/1/25	414,000	438,331
Pegasystems, Inc. 144A cv. sr. unsec. notes 0.75%, 3/1/25	72,000	81,641
Pluralsight, Inc. cv. sr. unsec. notes 0.375%, 3/1/24	74,000	64,972
Proofpoint, Inc. cv. sr. unsec. notes 0.25%, 8/15/24	140,000	139,388
Q2 Holdings, Inc. cv. sr. unsec. unsub. notes 0.75%, 6/1/26	59,000	72,267
Rapid7, Inc. 144A cv. sr. unsec. notes 2.25%, 5/1/25	62,000	77,965
RealPage, Inc. cv. sr. unsec. notes 1.50%, 5/15/25	85,000	87,444
RingCentral, Inc. 144A cv. sr. unsec. notes zero %, 3/1/25	168,000	178,920
SailPoint Technologies Holding, Inc. 144A cv. sr. unsec. notes
0.125%, 9/15/24	86,000	131,723
Silicon Laboratories, Inc. 144A cv. sr. unsec. notes 0.625%, 6/15/25	76,000	81,301
Snap, Inc. cv. sr. unsec. sub. notes 0.75%, 8/1/26	216,000	299,025
Splunk, Inc. 144A cv. sr. unsec. notes 1.125%, 6/15/27	435,189	468,236
Synaptics, Inc. cv. sr. unsec. notes 0.50%, 6/15/22	64,000	79,154
Twilio, Inc. cv. sr. unsec. notes 0.25%, 6/1/23	33,000	114,771
Twitter, Inc. cv. sr. unsec. unsub. bonds 1.00%, 9/15/21	202,000	200,757
Viavi Solutions, Inc. cv. sr. unsec. unsub. notes 1.00%, 3/1/24	99,000	111,561
Wix.com, Ltd. 144A cv. sr. unsec. notes zero %, 8/15/25 (Israel)	132,000	132,491
Workday, Inc. cv. sr. unsec. notes 0.25%, 10/1/22	89,000	136,699
Zendesk, Inc. 144A cv. sr. unsec. notes 0.625%, 6/15/25	257,000	304,871
Zynga, Inc. cv. sr. unsec. notes 0.25%, 6/1/24	129,000	163,266
		6,571,496
Transportation (0.3%)
Air Transport Services Group, Inc. cv. sr. unsec. notes
1.125%, 10/15/24	78,000	82,184
American Airlines Group, Inc. cv. company guaranty notes
6.50%, 7/1/25	148,000	136,438
Southwest Airlines Co. cv. sr. unsec. notes 1.25%, 5/1/25	344,000	448,920
		667,542
Utilities and power (0.1%)
NRG Energy, Inc. cv. company guaranty sr. unsec. bonds
2.75%, 6/1/48	129,000	133,610
		133,610
Total convertible bonds and notes (cost $13,275,645)		$15,030,651

PURCHASED SWAP OPTIONS OUTSTANDING (4.6%)*
Counterparty		Notional/
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value
Bank of America N.A.
0.30/3 month USD-LIBOR-BBA/Jun-24	Jun-22/0.30	$18,054,200	$56,510
Barclays Bank PLC
(0.359)/3 month USD-LIBOR-BBA/Oct-25
(United Kingdom)	Oct-20/0.359	89,742,200	67,307
Citibank, N.A.
1.629/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.629	7,362,900	459,887
1.316/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.316	37,998,200	419,500

Master Intermediate Income Trust 59

PURCHASED SWAP OPTIONS OUTSTANDING (4.6%)* cont.
Counterparty			Notional/
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value
Citibank, N.A. cont.
1.996/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.996		$7,362,900	$320,360
(0.923)/3 month USD-LIBOR-BBA/Dec-30	Dec-20/0.923		10,862,200	57,244
0.635/3 month USD-LIBOR-BBA/Oct-30	Oct-20/0.635		11,576,800	22,459
(1.996)/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.996		7,362,900	8,467
(1.316)/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.316		37,998,200	38
(1.629)/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.629		7,362,900	7
Goldman Sachs International
2.988/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		3,156,500	516,782
(2.988)/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		3,156,500	64,393
(2.983)/3 month USD-LIBOR-BBA/May-52	May-22/2.983		5,508,200	33,820
JPMorgan Chase Bank N.A.
2.795/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		3,169,000	478,392
2.7575/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		3,169,000	469,424
1.33/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.33		29,451,700	330,448
1.101/3 month USD-LIBOR-BBA/Mar-31	Mar-21/1.101		7,275,100	284,384
(0.71827)/3 month USD-LIBOR-BBA/Oct-30	Oct-20/0.71827		40,484,000	125,905
(2.7575)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		3,169,000	65,852
(2.795)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		3,169,000	63,887
(0.6225)/3 month USD-LIBOR-BBA/Oct-30	Oct-20/0.6225		4,513,500	45,180
Morgan Stanley & Co. International PLC
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		3,150,300	1,304,256
3.00/3 month USD-LIBOR-BBA/Feb-73	Feb-48/3.00		3,150,300	1,286,299
2.7725/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725		5,944,600	1,177,447
2.75/3 month USD-LIBOR-BBA/May-73	May-48/2.75		3,150,300	1,121,003
1.613/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613		3,902,100	287,468
(1.613)/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613		3,902,100	116,829
(2.904)/3 month USD-LIBOR-BBA/May-51	May-21/2.904		2,360,700	2,951
(2.7725)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725		5,944,600	178
Toronto-Dominion Bank
(1.04)/3 month USD-LIBOR-BBA/Mar-55 (Canada)	Mar-25/1.04		588,000	97,943
UBS AG
1.5025/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.5025		39,518,100	510,574
0.153/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	5,920,000	194,623
(0.153)/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	5,920,000	89,676
(1.5025)/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.5025		$39,518,100	40
Total purchased swap options outstanding (cost $5,383,002)				$10,079,533

PURCHASED OPTIONS	Expiration
OUTSTANDING (0.7%)*	date/strike	Notional		Contract
Counterparty	price	amount		amount	Value
Bank of America N.A.
EUR/USD (Call)	Feb-21/$1.23	$11,134,769	EUR	9,497,010	$52,500
EUR/USD (Call)	Jan-21/0.00	7,386,259	EUR	6,299,850	37,552
EUR/USD (Call)	Oct-20/1.21	7,386,259	EUR	6,299,850	4,336
GBP/USD (Put)	Dec-20/1.23	5,516,504	GBP	4,275,200	38,704
USD/JPY (Put)	Nov-20/JPY 105.00	5,375,725		$5,375,725	54,101

60 Master Intermediate Income Trust

PURCHASED OPTIONS cont.	Expiration
OUTSTANDING (0.7%)*	date/strike	Notional		Contract
Counterparty	price	amount		amount	Value
Credit Suisse International
EUR/CHF (Call)	Dec-20/CHF 1.10	$11,937,886	EUR	10,182,000	$30,848
EUR/NOK (Put)	Mar-21/NOK 10.45	4,612,146	EUR	3,933,768	35,209
EUR/SEK (Put)	Mar-21/SEK 10.25	3,459,119	EUR	2,950,334	26,819
Goldman Sachs International
USD/CNH (Put)	Mar-21/CNH 6.75	9,253,100		$9,253,100	83,870
USD/JPY (Put)	Nov-20/JPY 105.00	5,375,725		5,375,725	54,101
USD/MXN (Put)	Nov-20/MXN 21.00	5,551,900		5,551,900	50,706
HSBC Bank USA, National
Association
AUD/USD (Call)	Mar-21/$0.76	7,298,015	AUD	10,189,200	53,487
EUR/USD (Call)	Mar-21/1.20	6,149,540	EUR	5,245,034	71,894
NZD/USD (Call)	Mar-21/0.69	4,594,487	NZD	6,945,034	64,879
USD/KRW (Put)	Mar-21/KRW 1130.00	4,608,034		$4,608,034	46,974
USD/SGD (Put)	Mar-21/SGD 1.35	3,456,034		3,456,034	27,600
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed
Securities 30 yr 2.00% TBA
commitments (Call)	Nov-20/$103.06	56,000,000		56,000,000	210,000
Uniform Mortgage-Backed
Securities 30 yr 2.00% TBA
commitments (Call)	Nov-20/103.19	41,000,000		41,000,000	120,786
Uniform Mortgage-Backed
Securities 30 yr 2.50% TBA
commitments (Call)	Nov-20/104.70	33,000,000		33,000,000	107,217
Uniform Mortgage-Backed
Securities 30 yr 2.50% TBA
commitments (Call)	Oct-20/104.98	19,000,000		19,000,000	12,293
Uniform Mortgage-Backed
Securities 30 yr 3.00% TBA
commitments (Call)	Nov-20/104.70	29,000,000		29,000,000	62,263
Uniform Mortgage-Backed
Securities 30 yr 3.00% TBA
commitments (Put)	Oct-20/105.56	7,000,000		7,000,000	55,776
Morgan Stanley & Co.
International PLC
EUR/USD (Call)	Mar-21/1.23	7,423,180	EUR	6,331,340	39,135
EUR/USD (Call)	Oct-20/1.24	7,386,259	EUR	6,299,850	421
USD/MXN (Put)	Mar-21/MXN 20.75	3,072,034		$3,072,034	37,457
UBS AG
EUR/USD (Call)	Feb-21/$1.23	11,134,769	EUR	9,497,010	52,500
Total purchased options outstanding (cost $1,625,951)					$1,431,428

	Principal
SENIOR LOANS (3.1%)*c	amount	Value
Basic materials (0.3%)
Alpha 3 BV bank term loan FRN Ser. B1, (BBA LIBOR USD 3 Month
+ 3.00%), 4.00%, 1/31/24	$127,784	$125,508
Diamond BC BV bank term loan FRN (BBA LIBOR USD 3 Month
+ 3.00%), 3.261%, 9/6/24	$30,507	28,467

Master Intermediate Income Trust 61

	Principal
SENIOR LOANS (3.1%)*c cont.	amount	Value
Basic materials cont.
Messer Industries USA, Inc. bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 2.50%), 2.72%, 3/1/26	$106,454	$104,272
Pisces Midco, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 3.75%), 3.901%, 4/12/25	54,444	53,458
PQ Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 2.25%),
3.627%, 2/7/27	35,839	35,015
Solenis International, LLC bank term loan FRN (BBA LIBOR USD
3 Month + 8.50%), 10.831%, 6/26/26	85,000	79,050
Solenis International, LLC bank term loan FRN (BBA LIBOR USD
3 Month + 4.00%), 4.256%, 6/26/25	143,720	139,708
Starfruit US Holdco, LLC bank term loan FRN Ser. B, (1 Month
US LIBOR + 3.00%), 3.151%, 10/1/25	115,447	111,407
		676,885
Capital goods (0.9%)
Berry Global, Inc. bank term loan FRN Ser. Y, (BBA LIBOR USD
3 Month + 2.00%), 3.899%, 7/1/26	197,500	191,218
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month
+ 3.25%), 3.523%, 4/3/24	353,138	332,685
Gates Global, LLC bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 2.75%), 3.75%, 3/31/24	79,325	77,953
GFL Environmental, Inc. bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 3.00%), 4.00%, 5/31/25	309,119	307,363
Reynolds Group Holdings, Inc. bank term loan FRN (BBA LIBOR
USD 3 Month + 3.00%), 4.463%, 2/5/23	108,912	107,636
Staples, Inc. bank term loan FRN (BBA LIBOR USD 3 Month
+ 5.00%), 5.251%, 4/12/26	88,975	81,889
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.361%, 3/28/25	221,066	208,355
Vertical US Newco, Inc. bank term loan FRN Ser. B, (1 Month
US LIBOR + 4.25%), 4.428%, 6/30/27	210,000	208,088
Vertiv Group Corp. bank term loan FRN Ser. B, (1 Month US LIBOR
+ 3.00%), 4.655%, 3/2/27	407,947	399,891
		1,915,078
Communication services (0.3%)
Asurion, LLC bank term loan FRN Ser. B7, (BBA LIBOR USD 3 Month
+ 3.00%), 3.147%, 11/3/24	150,787	148,068
Intelsat Jackson Holdings SA bank term loan FRN Ser. B3,
(BBA LIBOR USD 3 Month + 4.75%), 8.00%, 11/27/23	275,000	275,619
T-Mobile USA, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR
+ 3.00%), 3.404%, 4/1/27	49,875	49,813
Zayo Group Holdings, Inc. bank term loan FRN (1 Month US LIBOR
+ 3.00%), 4.668%, 3/9/27	64,675	62,623
		536,123
Consumer cyclicals (0.9%)
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 3.50%), 3.761%, 8/21/26	84,150	76,516
CPG International, Inc. bank term loan FRN (BBA LIBOR USD
3 Month + 3.75%), 4.75%, 5/5/24	100,227	99,809
Diamond Sports Group, LLC bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 3.25%), 3.40%, 8/24/26	99,000	76,230
Garda World Security Corp. bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 4.75%), 6.69%, 10/30/26	82,448	81,726

62 Master Intermediate Income Trust

	Principal
SENIOR LOANS (3.1%)*c cont.	amount	Value
Consumer cyclicals cont.
Golden Nugget, LLC bank term loan FRN Ser. B, (1 Month US LIBOR
+ 2.50%), 4.081%, 10/4/23	$85,284	$76,031
Gray Television, Inc. bank term loan FRN Ser. C, (BBA LIBOR USD
3 Month + 2.50%), 2.649%, 11/2/25	81,122	79,544
iHeartCommunications, Inc. bank term loan FRN (BBA LIBOR USD
3 Month + 4.00%), 4.75%, 5/1/26	79,800	76,808
iHeartCommunications, Inc. bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 3.00%), 4.66%, 5/1/26	49,625	46,995
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month
+ 3.50%), 3.66%, 11/6/24	347,258	343,785
Nexstar Broadcasting, Inc. bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 2.75%), 2.899%, 9/19/26	139,291	136,157
Refinitiv US Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 3.25%), 3.397%, 10/1/25	321,278	317,914
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD
3 Month + 8.00%), 9.00%, 2/28/26	100,000	60,000
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD
3 Month + 3.25%), 4.248%, 2/28/25	159,076	136,275
Scientific Games International, Inc. bank term loan FRN Ser. B5,
(BBA LIBOR USD 3 Month + 2.75%), 3.471%, 8/14/24	64,177	60,399
Talbots, Inc. (The) bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 7.00%), 7.22%, 11/28/22	88,007	68,646
Terrier Media Buyer, Inc. bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 4.25%), 5.99%, 12/17/26	99,250	96,595
Terrier Media Buyer, Inc. bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 4.25%), 4.435%, 12/17/26	24,938	24,127
Werner Finco LP bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 4.00%), 5.00%, 7/24/24	107,349	103,055
		1,960,612
Consumer staples (0.3%)
Ascend Learning, LLC bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 3.00%), 4.00%, 7/12/24	270,103	266,305
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR
USD 3 Month + 4.25%), 5.25%, 6/21/24	391,561	364,206
IRB Holding Corp. bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 2.75%), 4.41%, 2/5/25	98,485	93,868
		724,379
Energy (—%)
California Resources Corp. bank term loan FRN (BBA LIBOR USD
3 Month + 4.75%), 5.75%, 12/31/22 (In default) †	43,000	15,480
		15,480
Financials (—%)
HUB International, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 4.00%), 5.927%, 4/25/25	44,663	44,447
		44,447
Health care (0.3%)
Air Medical Group Holdings, Inc. bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 3.25%), 4.25%, 4/28/22	48,009	47,754
Elanco Animal Health, Inc. bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 1.75%), 3.404%, 2/4/27	63,480	61,643
Global Medical Response, Inc. bank term loan FRN (BBA LIBOR
USD 3 Month + 4.75%), 5.50%, 10/5/25	235,000	229,517

Master Intermediate Income Trust 63

	Principal
SENIOR LOANS (3.1%)*c cont.	amount	Value
Health care cont.
Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 3.25%), 3.406%, 6/30/25	$215,158	$205,745
Sotera Health Holdings, LLC bank term loan FRN (BBA LIBOR USD
3 Month + 4.50%), 5.50%, 12/13/26	94,763	94,312
		638,971
Epicor Software Corp. bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 4.25%), 5.25%, 7/30/27	95,000	94,430
Plantronics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 2.50%), 2.656%, 7/2/25	166,373	155,933
Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD
3 Month + 3.00%), 4.00%, 11/3/23	62,770	61,504
		311,867
Transportation (—%)
Genesee & Wyoming, Inc. bank term loan FRN (BBA LIBOR USD
3 Month + 2.00%), 3.774%, 11/5/26	64,675	63,519
		63,519
Total senior loans (cost $7,141,419)		$6,887,361

	Principal
ASSET-BACKED SECURITIES (0.9%)*	amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE,
(BBA LIBOR USD 3 Month + 2.90%), 3.125%, 7/25/24	$594,000	$595,485
CarMax Auto Owner Trust Ser. 20-2, Class D, 6.87%, 5/17/27	909,000	967,131
Mello Warehouse Securitization Trust 144A
FRB Ser. 18-W1, Class A, (1 Month US LIBOR + 0.85%),
0.998%, 11/25/51	136,000	136,000
FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%),
0.948%, 6/25/52	164,000	163,180
RMF Buyout Issuance Trust 144A Ser. 20-2, Class M3,
4.571%, 6/25/30 W	209,000	209,003
Total asset-backed securities (cost $2,011,982)		$2,070,799

COMMON STOCKS (0.0%)*	Shares	Value
Advanz Pharma Corp., Ltd. (Canada) †	985	$4,959
CHC Group, LLC (acquired 3/23/17, cost $10,107) (Cayman Islands) †	697	7
Clear Channel Outdoor Holdings, Inc. †	15,306	15,306
iHeartMedia, Inc. Class A †	6,510	52,861
MWO Holdings, LLC (Units) F	73	—
Tervita Corp. (Canada) †	191	373
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	9,820	10,802
Tribune Media Co. Class 1C	40,066	4,007
Total common stocks (cost $594,035)		$88,315

	Expiration	Strike
WARRANTS (0.0%)* †	date	price	Warrants	Value
Stearns Holdings, LLC Class B F	11/5/39	$0.01	6,844	$6,844
Total warrants (cost $6,844)				$6,844

64 Master Intermediate Income Trust

	Principal amount/
SHORT-TERM INVESTMENTS (15.5%)*		shares	Value
Putnam Short Term Investment Fund Class P 0.21% L	Shares	12,804,784	$12,804,784
State Street Institutional U.S. Government Money Market Fund,
Premier Class 0.03% P	Shares	1,843,000	1,843,000
U.S. Treasury Bills 0.101%, 10/27/20 # Δ §		$2,600,000	2,599,854
U.S. Treasury Bills 0.108%, 12/3/20 Δ		1,000,000	999,834
U.S. Treasury Bills 0.123%, 10/15/20 Δ §		2,000,000	1,999,940
U.S. Treasury Bills 0.110%, 10/22/20 Δ §		300,000	299,986
U.S. Treasury Bills 0.097%, 11/12/20 Δ §		5,300,000	5,299,436
U.S. Treasury Bills 0.083%, 11/10/20 Δ §		1,400,000	1,399,879
U.S. Treasury Bills 0.089%, 11/17/20 Δ §		700,000	699,918
U.S. Treasury Bills 0.141%, 10/8/20 Δ §		2,893,000	2,892,964
U.S. Treasury Bills 0.096%, 11/5/20 Δ §		1,600,000	1,599,864
U.S. Treasury Cash Management Bills 0.102%, 12/8/20 Δ §		1,600,000	1,599,577
Total short-term investments (cost $34,038,972)			$34,039,036

TOTAL INVESTMENTS
Total investments (cost $493,946,207)			$486,491,995

Key to holding’s currency abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona

Key to holding’s abbreviations
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period.
Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OJSC	Open Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.
TBA	To Be Announced Commitments

Master Intermediate Income Trust 65

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from October 1, 2019 through September 30, 2020 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $220,090,967.

† This security is non-income-producing.

ΔΔ This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $5,390, or less than 0.1% of net assets.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $611,000 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

Δ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $15,046,868 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $3,232,816 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

## Forward commitment, in part or in entirety (Note 1).

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

F This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities’ valuation inputs (Note 1).

i This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

R Real Estate Investment Trust.

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

At the close of the reporting period, the fund maintained liquid assets totaling $165,193,548 to cover certain derivative contracts and delayed delivery securities .

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

66 Master Intermediate Income Trust

FORWARD CURRENCY CONTRACTS at 9/30/20 (aggregate face value $105,034,835)
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Bank of America N.A.
	Australian Dollar	Buy	10/21/20	$1,311,007	$1,291,344	$19,663
	Canadian Dollar	Sell	10/21/20	1,680,852	1,648,655	(32,197)
	Czech Koruna	Buy	12/16/20	321,029	338,146	(17,117)
	Euro	Buy	12/16/20	81,740	82,728	(988)
	Hong Kong Dollar	Sell	11/18/20	1,059,822	1,059,740	(82)
	Japanese Yen	Sell	11/18/20	398,216	399,290	1,074
	Mexican Peso	Buy	10/21/20	341,273	337,778	3,495
	New Zealand Dollar	Buy	10/21/20	539,163	533,234	5,929
	Swedish Krona	Buy	12/16/20	484,805	497,302	(12,497)
Barclays Bank PLC
	British Pound	Buy	12/16/20	116,574	120,378	(3,804)
	Canadian Dollar	Sell	10/21/20	542,259	531,430	(10,829)
	Euro	Sell	12/16/20	4,076,667	4,125,608	48,941
	Japanese Yen	Buy	11/18/20	1,398,708	1,399,975	(1,267)
	New Zealand Dollar	Buy	10/21/20	838,448	828,913	9,535
	Swedish Krona	Sell	12/16/20	1,530,862	1,570,037	39,175
	Swiss Franc	Sell	12/16/20	1,632	1,651	19
Citibank, N.A.
	British Pound	Sell	12/16/20	1,802,565	1,861,046	58,481
	Canadian Dollar	Buy	10/21/20	141,047	141,283	(236)
	Chilean Peso	Buy	10/21/20	899,802	923,235	(23,433)
	Euro	Sell	12/16/20	994,386	981,936	(12,450)
	Hong Kong Dollar	Sell	11/18/20	251,983	251,957	(26)
	Japanese Yen	Buy	11/18/20	1,128,868	1,129,630	(762)
	New Zealand Dollar	Sell	10/21/20	800,144	791,371	(8,773)
	Swedish Krona	Sell	12/16/20	526,616	539,949	13,333
	Swiss Franc	Buy	12/16/20	925,486	936,169	(10,683)
Credit Suisse International
	Australian Dollar	Sell	10/21/20	7,879	7,631	(248)
	British Pound	Sell	12/16/20	116,058	123,161	7,103
	Canadian Dollar	Sell	10/21/20	1,122,295	1,099,583	(22,712)
	Euro	Sell	12/16/20	1,286,818	1,302,108	15,290
	New Zealand Dollar	Buy	10/21/20	224,795	224,655	140
Goldman Sachs International
	Australian Dollar	Sell	10/21/20	532,482	506,388	(26,094)
	British Pound	Buy	12/16/20	491,081	507,548	(16,467)
	Canadian Dollar	Buy	10/21/20	2,552,596	2,503,775	48,821
	Czech Koruna	Buy	12/16/20	39,680	40,565	(885)
	Euro	Sell	12/16/20	753,747	761,697	7,950
	Japanese Yen	Buy	11/18/20	190,528	190,551	(23)
	New Zealand Dollar	Sell	10/21/20	835,207	826,235	(8,972)
	Norwegian Krone	Buy	12/16/20	253,417	241,796	11,621
	Swedish Krona	Buy	12/16/20	2,005,307	2,045,155	(39,848)
	Swiss Franc	Buy	12/16/20	1,194,046	1,207,828	(13,782)

Master Intermediate Income Trust 67

FORWARD CURRENCY CONTRACTS at 9/30/20 (aggregate face value $105,034,835) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/21/20	$1,502,397	$1,450,982	$51,415
	British Pound	Buy	12/16/20	49,702	51,300	(1,598)
	Canadian Dollar	Buy	10/21/20	720,183	727,557	(7,374)
	Euro	Buy	12/16/20	403,768	402,924	844
	Hong Kong Dollar	Sell	11/18/20	1,944,757	1,944,557	(200)
	Japanese Yen	Buy	11/18/20	1,082,390	1,080,894	1,496
	New Zealand Dollar	Sell	10/21/20	266,804	267,380	576
	Norwegian Krone	Sell	12/16/20	36,276	38,751	2,475
	Swedish Krona	Sell	12/16/20	3,018	3,116	98
	Swiss Franc	Sell	12/16/20	227,862	227,321	(541)
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	10/21/20	468,017	452,960	(15,057)
	British Pound	Sell	12/16/20	27,626	44,724	17,098
	Canadian Dollar	Sell	10/21/20	1,248,397	1,211,191	(37,206)
	Euro	Buy	12/16/20	5,757,623	5,830,758	(73,135)
	Japanese Yen	Sell	11/18/20	157,725	151,957	(5,768)
	New Zealand Dollar	Buy	10/21/20	12,503	12,366	137
	Norwegian Krone	Sell	12/16/20	442,679	461,092	18,413
	Swedish Krona	Sell	12/16/20	353,048	352,989	(59)
	Swiss Franc	Buy	12/16/20	1,821,700	1,842,949	(21,249)
Morgan Stanley & Co. International PLC
	Australian Dollar	Buy	10/21/20	587,564	596,914	(9,350)
	British Pound	Buy	12/16/20	452,739	434,545	18,194
	Canadian Dollar	Buy	10/21/20	651,237	648,439	2,798
	Euro	Buy	12/16/20	137,173	139,239	(2,066)
	Japanese Yen	Buy	11/18/20	467,827	465,246	2,581
	New Zealand Dollar	Buy	10/21/20	460,836	459,140	1,696
	Norwegian Krone	Buy	12/16/20	221,088	231,651	(10,563)
	Swedish Krona	Sell	12/16/20	221,827	216,154	(5,673)
	Swiss Franc	Buy	12/16/20	451,916	457,163	(5,247)
NatWest Markets PLC
	Australian Dollar	Sell	10/21/20	685,910	694,974	9,064
	British Pound	Buy	12/16/20	457,257	462,686	(5,429)
	Canadian Dollar	Buy	10/21/20	388,067	381,859	6,208
	Euro	Sell	12/16/20	1,911,260	1,937,505	26,245
	Japanese Yen	Buy	11/18/20	233,336	231,803	1,533
	New Zealand Dollar	Sell	10/21/20	426,898	441,250	14,352
	Swedish Krona	Sell	12/16/20	758,088	775,782	17,694
	Swiss Franc	Buy	12/16/20	230,038	230,575	(537)
State Street Bank and Trust Co.
	Australian Dollar	Sell	10/21/20	1,291,452	1,312,332	20,880
	British Pound	Sell	12/16/20	2,134,341	2,253,923	119,582
	Canadian Dollar	Sell	10/21/20	1,543,184	1,410,014	(133,170)
	Euro	Sell	12/16/20	9,051,065	9,169,317	118,252

68 Master Intermediate Income Trust

FORWARD CURRENCY CONTRACTS at 9/30/20 (aggregate face value $105,034,835) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
State Street Bank and Trust Co. cont.
	Hong Kong Dollar	Sell	11/18/20	$4,149,266	$4,148,853	$(413)
	Japanese Yen	Sell	11/18/20	310,759	310,593	(166)
	New Zealand Dollar	Sell	10/21/20	2,110,013	2,139,177	29,164
	Norwegian Krone	Sell	12/16/20	708,761	689,806	(18,955)
	Swedish Krona	Sell	12/16/20	1,323,821	1,360,986	37,165
	Swiss Franc	Buy	12/16/20	1,313,962	1,335,839	(21,877)
Toronto-Dominion Bank
	Australian Dollar	Buy	10/21/20	697,084	671,829	25,255
	British Pound	Sell	12/16/20	117,735	121,557	3,822
	Canadian Dollar	Sell	10/21/20	1,777,211	1,740,522	(36,689)
	Euro	Sell	12/16/20	1,517,711	1,537,666	19,955
	Hong Kong Dollar	Sell	11/18/20	234,954	234,939	(15)
	New Zealand Dollar	Buy	10/21/20	7,144	6,008	1,136
	Swedish Krona	Buy	12/16/20	14,037	15,673	(1,636)
	Swiss Franc	Buy	12/16/20	1,623,654	1,642,576	(18,922)
UBS AG
	Australian Dollar	Sell	10/21/20	1,165,172	1,118,028	(47,144)
	Australian Dollar	Sell	3/15/21	1,187,616	1,196,040	8,424
	British Pound	Sell	12/16/20	1,126,619	1,163,449	36,830
	Canadian Dollar	Buy	10/21/20	930,777	925,563	5,214
	Euro	Buy	12/16/20	882,111	892,081	(9,970)
	Hong Kong Dollar	Sell	11/18/20	719,028	718,967	(61)
	Japanese Yen	Buy	11/18/20	2,604,496	2,601,440	3,056
	Mexican Peso	Sell	10/21/20	341,273	343,300	2,027
	New Zealand Dollar	Buy	10/21/20	1,801,268	1,779,705	21,563
	Norwegian Krone	Sell	12/16/20	858,112	898,761	40,649
	Swedish Krona	Buy	12/16/20	985,235	1,010,800	(25,565)
WestPac Banking Corp.
	Australian Dollar	Buy	10/21/20	699,376	677,285	22,091
	Australian Dollar	Sell	10/21/20	687,843	695,011	7,168
	British Pound	Sell	12/16/20	192,998	219,296	26,298
	Canadian Dollar	Buy	10/21/20	24,484	46,253	(21,769)
	Euro	Sell	12/16/20	822,803	832,428	9,625
	Japanese Yen	Sell	11/18/20	301,389	301,438	49
	New Zealand Dollar	Sell	10/21/20	244,178	241,226	(2,952)
Unrealized appreciation						1,041,692
Unrealized (depreciation)						(804,531)
Total						$237,161

* The exchange currency for all contracts listed is the United States Dollar.

Master Intermediate Income Trust 69

FUTURES CONTRACTS OUTSTANDING at 9/30/20
					Unrealized
	Number of	Notional		Expiration	appreciation/
	contracts	amount	Value	date	(depreciation)
Euro-Bund 10 yr (Short)	31	$6,343,095	$6,343,094	Dec-20	$(62,581)
U.S. Treasury Bond Ultra 30 yr (Long)	3	665,438	665,438	Dec-20	837
U.S. Treasury Note 2 yr (Short)	844	186,491,032	186,491,032	Dec-20	(99,978)
U.S. Treasury Note 5 yr (Short)	77	9,704,406	9,704,406	Dec-20	(15,814)
Unrealized appreciation					837
Unrealized (depreciation)					(178,373)
Total					$(177,536)

WRITTEN SWAP OPTIONS OUTSTANDING at 9/30/20 (premiums $6,679,129)
Counterparty			Notional/
Fixed Obligation % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value
Bank of America N.A.
(0.00)/3 month USD-LIBOR-BBA/Jun-24	Jun-22/0.00		$18,054,200	$22,568
0.60/3 month USD-LIBOR-BBA/Jun-24	Jun-22/0.60		18,054,200	24,915
Barclays Bank PLC
(0.359)/3 month USD-LIBOR-BBA/Oct-25	Oct-20/0.359		89,742,200	108,588
Citibank, N.A.
1.805/3 month USD-LIBOR-BBA/Jan-31	Jan-21/1.805		7,362,900	2,209
(0.705)/3 month USD-LIBOR-BBA/Oct-30	Oct-20/0.705		5,788,400	25,064
1.241/3 month USD-LIBOR-BBA/Oct-50	Oct-20/1.241		5,687,100	32,132
(0.523)/3 month USD-LIBOR-BBA/Dec-30	Dec-20/0.523		10,862,200	43,666
1.865/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		3,799,800	188,660
(1.865)/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		3,799,800	340,158
(1.805)/3 month USD-LIBOR-BBA/Jan-31	Jan-21/1.805		7,362,900	770,527
Goldman Sachs International
2.823/3 month USD-LIBOR-BBA/May-27	May-22/2.823		22,032,800	4,186
1.722/3 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	2,049,600	82,171
(1.722)/3 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	2,049,600	330,059
JPMorgan Chase Bank N.A.
1.333/3 month USD-LIBOR-BBA/Jan-24	Jan-23/1.333		$4,270,500	940
0.8225/3 month USD-LIBOR-BBA/Oct-30	Oct-20/0.8225		4,513,500	3,701
0.7225/3 month USD-LIBOR-BBA/Oct-30	Oct-20/0.7225		4,513,500	15,211
(1.333)/3 month USD-LIBOR-BBA/Jan-24	Jan-23/1.333		4,270,500	44,242
1.667/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	4,509,200	54,560
(0.968)/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968		$1,653,100	66,289
(1.07)/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07		2,639,000	67,242
1.07/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07		2,639,000	90,122
0.968/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968		1,653,100	103,963
(0.71827)/3 month USD-LIBOR-BBA/Oct-30	Oct-20/0.71827		40,484,000	142,099
(0.83)/3 month USD-LIBOR-BBA/Oct-21	Oct-20/0.83		29,451,700	183,190
(0.7785)/3 month USD-LIBOR-BBA/Mar-31	Mar-21/0.7785		14,550,100	243,569
(1.667)/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	4,509,200	894,317

70 Master Intermediate Income Trust

WRITTEN SWAP OPTIONS OUTSTANDING at 9/30/20 (premiums $6,679,129) cont.
Counterparty		Notional/
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value
Morgan Stanley & Co. International PLC
2.664/3 month USD-LIBOR-BBA/May-26	May-21/2.664	$9,442,600	$9
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01	1,621,300	18,110
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97	1,621,300	18,613
1.512/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512	3,902,100	55,293
(1.512)/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512	3,902,100	273,186
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97	1,621,300	276,853
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01	1,621,300	281,928
(2.75)/3 month USD-LIBOR-BBA/May-49	May-25/2.75	3,150,300	1,040,576
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-24/3.00	3,150,300	1,257,600
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-23/3.00	3,150,300	1,277,352
Toronto-Dominion Bank
(1.17)/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17	241,000	30,544
1.05/3 month USD-LIBOR-BBA/Mar-27	Mar-25/1.05	7,756,000	50,414
1.17/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17	482,100	71,534
UBS AG
1.9875/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	4,407,800	145,678
(1.9875)/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	4,407,800	420,901
Total			$9,102,939

WRITTEN OPTIONS OUTSTANDING at 9/30/20 (premiums $780,674)
	Expiration	Notional		Contract
Counterparty	date/strike price	amount		amount	Value
Bank of America N.A.
EUR/USD (Call)	Oct-20/$1.24	$7,386,259	EUR	6,299,850	$421
EUR/USD (Call)	Jan-21/1.26	7,386,259	EUR	6,299,850	13,738
EUR/USD (Call)	Feb-21/1.27	11,134,769	EUR	9,497,010	21,067
GBP/USD (Put)	Dec-20/1.20	5,516,504	GBP	4,275,200	22,066
USD/JPY (Put)	Nov-20/JPY 100.00	5,375,725		$5,375,725	8,408
Credit Suisse International
EUR/CHF (Call)	Dec-20/CHF 1.12	11,937,886	EUR	10,182,000	10,386
EUR/SEK (Put)	Mar-21/SEK 9.90	3,459,119	EUR	2,950,334	6,970
Goldman Sachs International
USD/CNH (Put)	Mar-21/CNH 6.60	9,253,100		$9,253,100	30,591
USD/JPY (Put)	Nov-20/JPY 100.00	5,375,725		5,375,725	8,408
USD/MXN (Put)	Nov-20/MXN 20.00	5,551,900		5,551,900	11,670
HSBC Bank USA, National Association
AUD/USD (Call)	Mar-21/$0.80	7,298,015	AUD	10,189,200	13,801
EUR/USD (Call)	Mar-21/1.25	6,149,540	EUR	5,245,034	25,680
NZD/USD (Call)	Mar-21/0.73	4,594,487	NZD	6,945,034	17,813
USD/KRW (Put)	Mar-21/KRW 1085.00	4,608,034		$4,608,034	13,446
USD/SGD (Put)	Mar-21/SGD 1.31	3,456,034		3,456,034	9,117

Master Intermediate Income Trust 71

WRITTEN OPTIONS OUTSTANDING at 9/30/20 (premiums $780,674) cont.
	Expiration	Notional		Contract
Counterparty	date/strike price	amount		amount	Value
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed
Securities 30 yr 2.00% TBA
commitments (Put)	Nov-20/$103.19	$41,000,000		$41,000,000	$111,151
Uniform Mortgage-Backed
Securities 30 yr 2.00% TBA
commitments (Put)	Nov-20/103.06	56,000,000		56,000,000	126,895
Uniform Mortgage-Backed
Securities 30 yr 2.50% TBA
commitments (Put)	Nov-20/104.70	33,000,000		33,000,000	89,166
Uniform Mortgage-Backed
Securities 30 yr 2.50% TBA
commitments (Put)	Oct-20/104.98	19,000,000		19,000,000	22,686
Uniform Mortgage-Backed
Securities 30 yr 3.00% TBA
commitments (Call)	Oct-20/105.56	7,000,000		7,000,000	7
Uniform Mortgage-Backed
Securities 30 yr 3.00% TBA
commitments (Put)	Nov-20/104.70	29,000,000		29,000,000	38,483
Morgan Stanley & Co. International PLC
EUR/USD (Call)	Oct-20/1.21	7,386,259	EUR	6,299,850	4,336
EUR/USD (Call)	Mar-21/1.27	7,423,180	EUR	6,331,340	16,539
USD/MXN (Put)	Mar-21/MXN 19.75	3,072,034		$3,072,034	15,317
UBS AG
EUR/USD (Call)	Feb-21/$1.27	11,134,769	EUR	9,497,010	21,067
Total					$659,229

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 9/30/20
Counterparty
Fixed right or obligation % to receive			Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration		Contract	receivable/	appreciation/
Maturity date	date/strike		amount	(payable)	(depreciation)
Bank of America N.A.
2.2275/3 month USD-LIBOR-BBA/
May-24 (Purchased)	May-22/2.2275		$25,327,500	$(233,646)	$743,109
1.304/6 month EUR-EURIBOR-
Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	2,141,400	(347,036)	702,565
1.053/6 month EUR-EURIBOR-
Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	1,132,450	(258,281)	337,844
(0.925)/3 month USD-LIBOR-BBA/
Mar-40 (Purchased)	Mar-30/0.925		$4,191,700	(300,126)	102,613
(0.85)/3 month USD-LIBOR-BBA/
Mar-40 (Purchased)	Mar-30/0.85		2,134,700	(155,833)	58,213
(1.275)/3 month USD-LIBOR-BBA/
Mar-50 (Purchased)	Mar-30/1.275		2,128,300	(277,211)	11,833
(0.765)/3 month USD-LIBOR-BBA/
Sep-31 (Purchased)	Sep-21/0.765		2,347,000	(55,624)	7,135
(0.003)/6 month JPY-LIBOR-BBA/
Feb-31 (Purchased)	Feb-21/0.003	JPY	119,698,500	(9,424)	(2,168)

72 Master Intermediate Income Trust

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 9/30/20 cont.
Counterparty
Fixed right or obligation % to receive			Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration		Contract	receivable/	appreciation/
Maturity date	date/strike		amount	(payable)	(depreciation)
Bank of America N.A. cont.
0.003/6 month JPY-LIBOR-BBA/
Feb-31 (Purchased)	Feb-21/0.003	JPY	119,698,500	$(9,424)	$(6,447)
0.765/3 month USD-LIBOR-BBA/
Sep-31 (Purchased)	Sep-21/0.765		$2,347,000	(55,624)	(6,548)
(2.3075)/3 month USD-LIBOR-BBA/
Jun-52 (Purchased)	Jun-22/2.3075		1,596,200	(36,113)	(7,007)
1.275/3 month USD-LIBOR-BBA/
Mar-50 (Purchased)	Mar-30/1.275		2,128,300	(277,211)	(21,985)
0.85/3 month USD-LIBOR-BBA/
Mar-40 (Purchased)	Mar-30/0.85		2,134,700	(155,833)	(52,236)
0.925/3 month USD-LIBOR-BBA/
Mar-40 (Purchased)	Mar-30/0.925		4,191,700	(300,126)	(86,223)
(1.053)/6 month EUR-EURIBOR-
Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	1,132,450	(258,281)	(95,053)
(1.304)/6 month EUR-EURIBOR-
Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	2,141,400	(173,518)	(127,894)
(2.2275)/3 month USD-LIBOR-BBA/
May-24 (Purchased)	May-22/2.2275		$25,327,500	(233,646)	(232,000)
2.3075/3 month USD-LIBOR-BBA/
Jun-52 (Purchased)	Jun-22/2.3075		1,596,200	(750,495)	(250,955)
Barclays Bank PLC
1.11125/6 month JPY-LIBOR-BBA/
Aug-43 (Purchased)	Aug-23/1.11125	JPY	119,084,000	(60,235)	120,253
(1.11125)/6 month JPY-LIBOR-BBA/
Aug-43 (Purchased)	Aug-23/1.11125	JPY	119,084,000	(60,235)	(58,568)
Citibank, N.A.
2.689/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.689		$934,000	(120,253)	191,489
(0.688)/3 month USD-LIBOR-BBA/
Nov-30 (Purchased)	Nov-20/0.688		1,122,800	(20,547)	(10,689)
0.462/3 month USD-LIBOR-BBA/
Jun-26 (Purchased)	Jun-21/0.462		6,471,000	(62,688)	(13,524)
0.688/3 month USD-LIBOR-BBA/
Nov-30 (Purchased)	Nov-20/0.688		1,122,800	(20,547)	(14,518)
(0.462)/3 month USD-LIBOR-BBA/
Jun-26 (Purchased)	Jun-21/0.462		6,471,000	(62,688)	(24,137)
(2.689)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.689		934,000	(120,253)	(96,183)
1.245/3 month USD-LIBOR-BBA/
Aug-24 (Written)	Aug-22/1.245		17,729,300	162,223	155,663
(1.177)/3 month USD-LIBOR-BBA/
Jul-40 (Written)	Jul-30/1.177		818,000	62,004	11,632
1.177/3 month USD-LIBOR-BBA/
Jul-40 (Written)	Jul-30/1.177		818,000	62,004	(6,863)
(1.245)/3 month USD-LIBOR-BBA/
Aug-24 (Written)	Aug-22/1.245		17,729,300	162,223	(166,478)

Master Intermediate Income Trust 73

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 9/30/20 cont.
Counterparty
Fixed right or obligation % to receive			Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration		Contract	receivable/	appreciation/
Maturity date	date/strike		amount	(payable)	(depreciation)
Goldman Sachs International
1.727/3 month USD-LIBOR-BBA/
Jan-55 (Purchased)	Jan-25/1.727		$1,382,700	$(126,794)	$158,623
2.8175/3 month USD-LIBOR-BBA/
Mar-47 (Purchased)	Mar-27/2.8175		739,600	(93,375)	120,363
(0.344)/3 month USD-LIBOR-BBA/
Oct-25 (Purchased)	Oct-20/0.344		11,576,800	(25,353)	(19,565)
0.344/3 month USD-LIBOR-BBA/
Oct-25 (Purchased)	Oct-20/0.344		11,576,800	(25,353)	(22,806)
(2.13)/3 month USD-LIBOR-BBA/
Dec-30 (Purchased)	Dec-20/2.13		3,771,900	(53,278)	(53,108)
(2.8175)/3 month USD-LIBOR-BBA/
Mar-47 (Purchased)	Mar-27/2.8175		739,600	(93,375)	(69,419)
(1.727)/3 month USD-LIBOR-BBA/
Jan-55 (Purchased)	Jan-25/1.727		1,382,700	(206,714)	(87,829)
0.555/6 month EUR-EURIBOR-
Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	3,493,100	263,750	60,040
(0.555)/6 month EUR-EURIBOR-
Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	3,493,100	263,750	(60,245)
JPMorgan Chase Bank N.A.
3.162/3 month USD-LIBOR-BBA/
Nov-33 (Purchased)	Nov-20/3.162		$11,760,300	(1,670,315)	1,713,358
2.8325/3 month USD-LIBOR-BBA/
Feb-52 (Purchased)	Feb-22/2.8325		3,698,000	(516,333)	1,119,680
1.921/6 month EUR-EURIBOR-
Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	1,230,800	(157,399)	413,405
2.032/3 month USD-LIBOR-BBA/
Jan-55 (Purchased)	Jan-25/2.032		$1,589,500	(183,587)	230,700
2.902/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.902		934,000	(144,396)	205,938
2.50/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.50		1,556,600	(89,971)	113,710
1.692/6 month AUD-BBR-BBSW/
Jan-35 (Purchased)	Jan-25/1.692	AUD	1,387,400	(43,285)	12,988
(1.445)/6 month AUD-BBR-BBSW/
Mar-40 (Purchased)	Mar-30/1.445	AUD	1,940,600	(72,744)	3,433
(1.441)/6 month AUD-BBR-BBSW/
Jul-45 (Purchased)	Jul-25/1.441	AUD	929,600	(54,979)	(2,437)
1.441/6 month AUD-BBR-BBSW/
Jul-45 (Purchased)	Jul-25/1.441	AUD	929,600	(54,979)	(4,068)
(3.162)/3 month USD-LIBOR-BBA/
Nov-33 (Purchased)	Nov-20/3.162		$11,760,300	(14,348)	(14,348)
1.445/6 month AUD-BBR-BBSW/
Mar-40 (Purchased)	Mar-30/1.445	AUD	1,940,600	(72,744)	(15,734)
(1.692)/6 month AUD-BBR-BBSW/
Jan-35 (Purchased)	Jan-25/1.692	AUD	1,387,400	(43,285)	(15,820)
(2.902)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.902		$934,000	(100,218)	(81,183)

74 Master Intermediate Income Trust

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 9/30/20 cont.
Counterparty
Fixed right or obligation % to receive			Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration		Contract	receivable/	appreciation/
Maturity date	date/strike		amount	(payable)	(depreciation)
JPMorgan Chase Bank N.A. cont.
(2.032)/3 month USD-LIBOR-BBA/
Jan-55 (Purchased)	Jan-25/2.032		$1,589,500	$(183,587)	$(84,784)
(2.50)/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.50		1,556,600	(161,886)	(106,020)
(1.921)/6 month EUR-EURIBOR-
Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	1,230,800	(157,399)	(133,655)
(2.8325)/3 month USD-LIBOR-BBA/
Feb-52 (Purchased)	Feb-22/2.8325		$3,698,000	(516,333)	(493,720)
3.229/3 month USD-LIBOR-BBA/
Nov-33 (Written)	Nov-23/3.229		11,760,300	129,010	88,202
(1.168)/3 month USD-LIBOR-BBA/
Jun-37 (Written)	Jun-27/1.168		2,588,400	166,564	28,602
(1.204)/3 month USD-LIBOR-BBA/
Jun-40 (Written)	Jun-30/1.204		2,238,000	166,843	26,946
(1.232)/3 month USD-LIBOR-BBA/
Jun-37 (Written)	Jun-27/1.232		2,822,300	181,333	23,171
2.975/3 month USD-LIBOR-BBA/
Nov-23 (Written)	Nov-20/2.975		11,760,300	1,176	1,176
1.232/3 month USD-LIBOR-BBA/
Jun-37 (Written)	Jun-27/1.232		2,822,300	181,333	(8,439)
1.168/3 month USD-LIBOR-BBA/
Jun-37 (Written)	Jun-27/1.168		2,588,400	166,564	(15,945)
1.204/3 month USD-LIBOR-BBA/
Jun-40 (Written)	Jun-30/1.204		2,238,000	166,843	(18,240)
(2.975)/3 month USD-LIBOR-BBA/
Nov-23 (Written)	Nov-20/2.975		11,760,300	453,712	(510,279)
(3.229)/3 month USD-LIBOR-BBA/
Nov-33 (Written)	Nov-23/3.229		11,760,300	1,334,794	(1,137,103)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/
Oct-53 (Purchased)	Oct-23/3.27		1,191,600	(135,962)	506,156
2.505/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.505		934,000	(100,498)	178,954
2.764/3 month USD-LIBOR-BBA/
Feb-31 (Purchased)	Feb-21/2.764		5,944,600	(1,160,277)	14,802
(2.764)/3 month USD-LIBOR-BBA/
Feb-31 (Purchased)	Feb-21/2.764		5,944,600	(9,745)	(9,630)
(2.505)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.505		934,000	(143,089)	(113,574)
(3.27)/3 month USD-LIBOR-BBA/
Oct-53 (Purchased)	Oct-23/3.27		1,191,600	(135,962)	(122,949)
2.39/3 month USD-LIBOR-BBA/
Jun-34 (Written)	Jun-24/2.39		8,236,000	433,625	336,605
(0.005)/6 month JPY-LIBOR-BBA/
Nov-30 (Written)	Nov-20/0.005	JPY	118,190,600	6,882	5,760

Master Intermediate Income Trust 75

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 9/30/20 cont.
Counterparty
Fixed right or obligation % to receive			Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration		Contract	receivable/	appreciation/
Maturity date	date/strike		amount	(payable)	(depreciation)
Morgan Stanley & Co. International PLC cont.
0.005/6 month JPY-LIBOR-BBA/
Nov-30 (Written)	Nov-20/0.005	JPY	118,190,600	$6,882	$2,824
(2.39)/3 month USD-LIBOR-BBA/
Jun-34 (Written)	Jun-24/2.39		$8,236,000	433,625	(654,268)
UBS AG
1.6125/3 month USD-LIBOR-BBA/
Aug-34 (Purchased)	Aug-24/1.6125		3,902,100	(107,035)	180,355
1.175/3 month GBP-LIBOR-BBA/
Jan-40 (Purchased)	Jan-30/1.175	GBP	1,981,900	(180,164)	63,729
(0.902)/3 month USD-LIBOR-BBA/
Apr-35 (Purchased)	Apr-25/0.902		$1,114,500	(62,356)	12,393
(0.983)/3 month USD-LIBOR-BBA/
Apr-32 (Purchased)	Apr-30/0.983		3,715,100	(58,884)	11,777
(0.87)/3 month USD-LIBOR-BBA/
Apr-28 (Purchased)	Apr-27/0.87		9,287,700	(62,646)	836
0.8925/3 month USD-LIBOR-BBA/
Apr-28 (Purchased)	Apr-23/0.8925		2,786,300	(59,070)	641
0.762/3 month GBP-LIBOR-BBA/
Aug-39 (Purchased)	Aug-29/0.762	GBP	848,500	(78,254)	(9,109)
(0.762)/3 month GBP-LIBOR-BBA/
Aug-39 (Purchased)	Aug-29/0.762	GBP	848,500	(78,254)	(11,419)
0.87/3 month USD-LIBOR-BBA/
Apr-28 (Purchased)	Apr-27/0.87		$9,287,700	(62,646)	(15,975)
0.983/3 month USD-LIBOR-BBA/
Apr-32 (Purchased)	Apr-30/0.983		3,715,100	(58,884)	(16,829)
0.902/3 month USD-LIBOR-BBA/
Apr-35 (Purchased)	Apr-25/0.902		1,114,500	(62,356)	(20,228)
(0.8925)/3 month USD-LIBOR-BBA/
Apr-28 (Purchased)	Apr-23/0.8925		2,786,300	(59,070)	(25,634)
(1.175)/3 month GBP-LIBOR-BBA/
Jan-40 (Purchased)	Jan-30/1.175	GBP	1,981,900	(180,164)	(46,262)
(1.6125)/3 month USD-LIBOR-BBA/
Aug-34 (Purchased)	Aug-24/1.6125		$3,902,100	(285,341)	(168,298)
1.30/3 month USD-LIBOR-BBA/
Aug-26 (Written)	Aug-21/1.30		8,291,900	246,318	241,626
1.01/6 month EUR-EURIBOR-Reuters/
Jan-40 (Written)	Jan-30/1.01	EUR	2,378,300	167,582	72,834
0.43/6 month EUR-EURIBOR-Reuters/
Aug-39 (Written)	Aug-29/0.43	EUR	789,300	63,277	13,150
(0.958)/3 month USD-LIBOR-BBA/
May-30 (Written)	May-25/0.958		$2,229,000	59,236	8,292
0.958/3 month USD-LIBOR-BBA/
May-30 (Written)	May-25/0.958		2,229,000	59,236	490
(0.43)/6 month EUR-EURIBOR-
Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	789,300	63,277	(2,036)

76 Master Intermediate Income Trust

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 9/30/20 cont.
Counterparty
Fixed right or obligation % to receive			Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration		Contract	receivable/	appreciation/
Maturity date	date/strike		amount	(payable)	(depreciation)
UBS AG cont.
(1.01)/6 month EUR-EURIBOR-
Reuters/Jan-40 (Written)	Jan-30/1.01	EUR	2,378,300	$167,582	$(143,381)
(1.30)/3 month USD-LIBOR-BBA/
Aug-26 (Written)	Aug-21/1.30		$8,291,900	$66,286	$(288,147)
Unrealized appreciation					8,413,908
Unrealized (depreciation)					(5,881,962)
Total					$2,531,946

TBA SALE COMMITMENTS OUTSTANDING at 9/30/20 (proceeds receivable $160,159,766)
	Principal	Settlement
Agency	amount	date	Value
Government National Mortgage Association, 3.50%, 10/1/50	$1,000,000	10/21/20	$1,053,125
Uniform Mortgage-Backed Securities, 4.00%, 10/1/50	6,000,000	10/14/20	6,398,437
Uniform Mortgage-Backed Securities, 3.50%, 10/1/50	13,000,000	10/14/20	13,704,844
Uniform Mortgage-Backed Securities, 3.00%, 10/1/50	8,000,000	10/14/20	8,380,000
Uniform Mortgage-Backed Securities, 2.50%, 11/1/50	9,000,000	11/12/20	9,426,797
Uniform Mortgage-Backed Securities, 2.50%, 10/1/50	28,000,000	10/14/20	29,375,937
Uniform Mortgage-Backed Securities, 2.00%, 11/1/50	48,000,000	11/12/20	49,533,749
Uniform Mortgage-Backed Securities, 2.00%, 10/1/50	41,000,000	10/14/20	42,396,563
Total			$160,269,452

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/20
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$1,976,000	$1,098,122	$(67)	11/8/48	3 month USD-	3.312% —	$1,122,812
				LIBOR-BBA —	Semiannually
				Quarterly
9,408,200	2,080,783	(207,693)	12/3/29	3 month USD-	3.096% —	1,965,497
				LIBOR-BBA —	Semiannually
				Quarterly
1,011,100	46,597 E	(6)	2/2/24	3 month USD-	2.5725% —	46,591
				LIBOR-BBA —	Semiannually
				Quarterly
2,617,100	118,282 E	(15)	2/2/24	2.528% —	3 month USD-	(118,297)
				Semiannually	LIBOR-BBA —
					Quarterly
1,693,500	291,716	(22)	2/13/29	2.6785% —	3 month USD-	(297,202)
				Semiannually	LIBOR-BBA —
					Quarterly
5,478,300	377,953 E	(1,109)	12/2/23	3 month USD-	2.536% —	376,845
				LIBOR-BBA —	Semiannually
				Quarterly
1,893,900	87,186 E	(324)	2/2/24	3 month USD-	2.57% —	86,862
				LIBOR-BBA —	Semiannually
				Quarterly

Master Intermediate Income Trust 77

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/20 cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$527,084	$104,725	$(7)	3/5/30	3 month USD-	2.806% —	$105,579
				LIBOR-BBA —	Semiannually
				Quarterly
1,418,100	261,483	(20)	3/16/30	2.647% —	3 month USD-	(262,927)
				Semiannually	LIBOR-BBA —
					Quarterly
3,412,200	139,187 E	(19)	2/2/24	3 month USD-	2.3075% —	139,168
				LIBOR-BBA —	Semiannually
				Quarterly
5,008,800	205,381 E	(28)	2/9/24	3 month USD-	2.32% —	205,353
				LIBOR-BBA —	Semiannually
				Quarterly
1,338,000	544,546 E	(46)	11/29/53	2.793% —	3 month USD-	(544,592)
				Semiannually	LIBOR-BBA —
					Quarterly
902,800	92,462 E	(20)	11/20/39	3 month USD-	2.55% —	92,442
				LIBOR-BBA —	Semiannually
				Quarterly
3,186,100	457,307 E	(45)	12/7/30	2.184% —	3 month USD-	(457,352)
				Semiannually	LIBOR-BBA —
					Quarterly
2,087,500	136,817 E	(23)	6/5/29	3 month USD-	2.2225% —	136,793
				LIBOR-BBA —	Semiannually
				Quarterly
174,600	51,920 E	(6)	6/22/52	2.3075% —	3 month USD-	(51,926)
				Semiannually	LIBOR-BBA —
					Quarterly
3,880,300	511,288	(55)	6/22/30	2.0625% —	3 month USD-	(533,133)
				Semiannually	LIBOR-BBA —
					Quarterly
1,011,300	124,164	(14)	7/6/30	1.9665% —	3 month USD-	(128,132)
				Semiannually	LIBOR-BBA —
					Quarterly
831,700	234,407 E	(28)	7/5/52	2.25% —	3 month USD-	(234,436)
				Semiannually	LIBOR-BBA —
					Quarterly
6,347,600	185,909 E	(35)	2/7/24	1.733% —	3 month USD-	(185,944)
				Semiannually	LIBOR-BBA —
					Quarterly
911,300	116,087 E	(13)	1/22/31	2.035% —	3 month USD-	(116,100)
				Semiannually	LIBOR-BBA —
					Quarterly
1,368,300	265,582 E	(47)	8/8/52	1.9185% —	3 month USD-	(265,628)
				Semiannually	LIBOR-BBA —
					Quarterly
5,436,500	247,312	(51)	9/18/24	1.43125% —	3 month USD-	(249,715)
				Semiannually	LIBOR-BBA —
					Quarterly
5,436,500	245,969	(51)	9/18/24	1.425% —	3 month USD-	(248,360)
				Semiannually	LIBOR-BBA —
					Quarterly

78 Master Intermediate Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/20 cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$1,417,500	$165,434 E	$(48)	9/12/52	1.626% —	3 month USD-	$(165,482)
				Semiannually	LIBOR-BBA —
					Quarterly
2,266,500	128,098	29,330	3/18/25	1.58% —	3 month USD-	(99,871)
				Semiannually	LIBOR-BBA —
					Quarterly
1,187,700	117,297	2,652	3/18/30	3 month USD-	1.73% —	120,591
				LIBOR-BBA —	Semiannually
				Quarterly
174,200	35,195 E	(6)	1/16/55	2.032% —	3 month USD-	(35,200)
				Semiannually	LIBOR-BBA —
					Quarterly
35,000,000	2,797,200	(3,053,971)	3/18/27	3 month USD-	1.70% —	(238,233)
				LIBOR-BBA —	Semiannually
				Quarterly
83,000	15,590 E	(3)	1/24/55	3 month USD-	1.977% —	15,587
				LIBOR-BBA —	Semiannually
				Quarterly
582,800	15,775 E	(20)	3/4/52	1.265% —	3 month USD-	(15,795)
				Semiannually	LIBOR-BBA —
					Quarterly
970,000	33,289 E	(14)	3/4/31	3 month USD-	1.101% —	33,276
				LIBOR-BBA —	Semiannually
				Quarterly
35,681,600	151,897	(135)	9/8/21	0.68% —	3 month USD-	(161,845)
				Semiannually	LIBOR-BBA —
					Quarterly
77,168,200	272,249 E	(291)	10/15/21	0.571% —	3 month USD-	(272,540)
				Semiannually	LIBOR-BBA —
					Quarterly
3,705,700	39,907 E	(126)	1/27/47	3 month USD-	1.27% —	(40,033)
				LIBOR-BBA —	Semiannually
				Quarterly
313,000	4,220 E	(11)	3/7/50	1.275% —	3 month USD-	4,210
				Semiannually	LIBOR-BBA —
					Quarterly
697,700	53,125 E	(24)	3/10/52	0.8725% —	3 month USD-	53,101
				Semiannually	LIBOR-BBA —
					Quarterly
762,900	89,251 E	(26)	3/11/52	0.717% —	3 month USD-	89,225
				Semiannually	LIBOR-BBA —
					Quarterly
1,138,200	17,145 E	(16)	3/17/32	3 month USD-	1.03% —	17,129
				LIBOR-BBA —	Semiannually
				Quarterly
475,000	3,943 E	(6)	3/24/32	3 month USD-	1.07% —	(3,949)
				LIBOR-BBA —	Semiannually
				Quarterly
268,600	5,786 E	(4)	3/24/35	3 month USD-	0.968% —	(5,790)
				LIBOR-BBA —	Semiannually
				Quarterly

Master Intermediate Income Trust 79

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/20 cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$1,504,600	$14,118 E	$(21)	4/25/32	0.7925% —	3 month USD-	$14,096
				Semiannually	LIBOR-BBA —
					Quarterly
6,043,100	528,197	(16,173)	4/28/50	0.78% —	3 month USD-	494,684
				Semiannually	LIBOR-BBA —
					Quarterly
1,493,000	126,203	(65,677)	8/3/50	3 month USD-	0.794% —	(189,300)
				LIBOR-BBA —	Semiannually
				Quarterly
9,287,700	45,835	(42,009)	8/10/25	3 month USD-	0.439% —	6,339
				LIBOR-BBA —	Semiannually
				Quarterly
4,822,300	29,180	24	5/19/30	0.62% —	3 month USD-	19,784
				Semiannually	LIBOR-BBA —
					Quarterly
42,986,700	123,501	(6,861)	5/21/25	0.385% —	3 month USD-	(178,039)
				Semiannually	LIBOR-BBA —
					Quarterly
9,440,400	31,078	1,814	5/26/30	0.65% —	3 month USD-	13,792
				Semiannually	LIBOR-BBA —
					Quarterly
6,249,200	27,809	(59)	8/10/25	3 month USD-	0.429% —	29,352
				LIBOR-BBA —	Semiannually
				Quarterly
2,266,100	11,534	(32)	8/12/30	0.75% —	3 month USD-	(13,071)
				Semiannually	LIBOR-BBA —
					Quarterly
298,100	3,078 E	(6)	6/21/37	3 month USD-	1.232% —	(3,084)
				LIBOR-BBA —	Semiannually
				Quarterly
238,500	4,609 E	(5)	6/20/40	3 month USD-	1.204% —	(4,614)
				LIBOR-BBA —	Semiannually
				Quarterly
2,478,300	5,368	2,552	8/25/25	0.3845% —	3 month USD-	(3,133)
				Semiannually	LIBOR-BBA —
					Quarterly
245,900	4,020 E	(5)	6/28/37	3 month USD-	1.168% —	(4,025)
				LIBOR-BBA —	Semiannually
				Quarterly
24,613,900	27,075	(199)	6/30/25	3 month USD-	0.352% —	48,626
				LIBOR-BBA —	Semiannually
				Quarterly
24,677,600	10,389	(200)	7/1/25	3 month USD-	0.338% —	12,367
				LIBOR-BBA —	Semiannually
				Quarterly
66,900	1,456 E	(1)	7/3/40	3 month USD-	1.177% —	(1,457)
				LIBOR-BBA —	Semiannually
				Quarterly
12,039,900	18,517	(97)	7/14/25	3 month USD-	0.30% —	(17,973)
				LIBOR-BBA —	Semiannually
				Quarterly

80 Master Intermediate Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/20 cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
	$5,556,900	$25,590	$(74)	7/15/30	3 month USD-	0.645% —	$(21,408)
					LIBOR-BBA —	Semiannually
					Quarterly
	5,333,500	420,829	2,568	7/3/50	0.815% —	3 month USD-	418,536
					Semiannually	LIBOR-BBA —
						Quarterly
	5,481,300	8,584	(52)	8/31/25	0.3084% —	3 month USD-	8,307
					Semiannually	LIBOR-BBA —
						Quarterly
	8,543,200	12,601 E	(48)	7/5/24	0.2429% —	3 month USD-	12,554
					Semiannually	LIBOR-BBA —
						Quarterly
	8,566,800	25,272	(69)	8/12/25	3 month USD-	0.277% —	(25,168)
					LIBOR-BBA —	Semiannually
					Quarterly
	5,788,400	19,322	39,284	9/30/30	0.739% —	3 month USD-	19,879
					Semiannually	LIBOR-BBA —
						Quarterly
	78,000	197 E	1,647	9/2/52	1.188% —	3 month USD-	1,450
					Semiannually	LIBOR-BBA —
						Quarterly
	44,873,000	26,026 E	(28,475)	12/16/22	3 month USD-	0.25% —	(2,449)
					LIBOR-BBA —	Semiannually
					Quarterly
	73,637,000	59,425 E	990	12/16/25	0.35% —	3 month USD-	60,415
					Semiannually	LIBOR-BBA —
						Quarterly
	10,951,700	3,034 E	(103)	10/13/25	0.344% —	3 month USD-	2,930
					Semiannually	LIBOR-BBA —
						Quarterly
	15,533,000	43,290 E	(10,771)	12/16/30	0.70% —	3 month USD-	32,520
					Semiannually	LIBOR-BBA —
						Quarterly
	265,500	71	(31)	9/11/30	3 month USD-	0.70% —	(35)
					LIBOR-BBA —	Semiannually
					Quarterly
	18,839,700	1,074	(71)	9/16/22	3 month USD-	0.214% —	(1,327)
					LIBOR-BBA —	Semiannually
					Quarterly
	858,000	7,299	2,159	9/30/40	3 month USD-	1.00% —	(5,121)
					LIBOR-BBA —	Semiannually
					Quarterly
	12,260,000	130,802 E	(16,391)	12/16/50	3 month USD-	1.08% —	(147,193)
					LIBOR-BBA —	Semiannually
					Quarterly
	2,352,200	3,147	(31)	9/30/30	3 month USD-	0.6915% —	(3,148)
					LIBOR-BBA —	Semiannually
					Quarterly
AUD	79,300	1,767 E	(1)	1/30/35	1.692% —	6 month AUD-	(1,768)
					Semiannually	BBR-BBSW —
						Semiannually

Master Intermediate Income Trust 81

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/20 cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
AUD	266,900	$1,770 E	$(3)	3/5/35	1.47% —	6 month AUD-	$(1,773)
					Semiannually	BBR-BBSW —
						Semiannually
AUD	99,100	168 E	(1)	3/25/35	1.4025% —	6 month AUD-	(169)
					Semiannually	BBR-BBSW —
						Semiannually
AUD	155,200	1,249 E	(2)	3/28/40	1.445% —	6 month AUD-	1,247
					Semiannually	BBR-BBSW —
						Semiannually
AUD	579,100	14,750 E	(7)	4/1/40	1.1685% —	6 month AUD-	14,743
					Semiannually	BBR-BBSW —
						Semiannually
AUD	10,401,000	98,426 E	(76)	4/29/30	6 month AUD-	1.4275% —	98,350
					BBR-BBSW —	Semiannually
					Semiannually
AUD	37,200	74 E	(1)	7/2/45	1.441% —	6 month AUD-	(75)
					Semiannually	BBR-BBSW —
						Semiannually
AUD	4,586,000	20,920	(26)	7/8/25	6 month AUD-	0.405% —	22,310
					BBR-BBSW —	Semiannually
					Semiannually
AUD	4,780,000	22,867 E	987	12/16/30	6 month AUD-	0.85% —	23,854
					BBR-BBSW —	Semiannually
					Semiannually
CAD	7,222,500	203,942	(51)	9/18/24	3 month CAD-	1.638% —	206,080
					BA-CDOR —	Semiannually
					Semiannually
CAD	7,222,500	202,233	(51)	9/18/24	3 month CAD-	1.63% —	204,356
					BA-CDOR —	Semiannually
					Semiannually
CAD	1,375,000	3,596 E	2,317	12/16/30	3 month CAD-	1.05% —	(1,279)
					BA-CDOR —	Semiannually
					Semiannually
CHF	3,196,000	26,812	(26)	8/9/24	0.8475% plus	—	(27,755)
					6 month CHF-
					LIBOR-BBA —
					Semiannually
CHF	1,553,000	7,707	(13)	9/13/24	0.765% plus	—	(7,768)
					6 month CHF-
					LIBOR-BBA —
					Semiannually
CHF	1,061,000	3,636 E	571	12/16/30	0.30% plus	—	4,207
					6 month CHF-
					LIBOR-BBA —
					Semiannually
CZK	96,784,000	421,167	(56)	3/19/29	1.948% —	6 month	(464,146)
					Annually	CZK-PRIBOR —
						Semiannually
CZK	92,437,000	116,654	(32)	8/9/24	6 month	1.28% —	122,104
					CZK-PRIBOR —	Annually
					Semiannually

82 Master Intermediate Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/20 cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
CZK	99,022,000	$4,282	$(32)	5/6/25	6 month	0.555% —	$(9,478)
					CZK-PRIBOR —	Annually
					Semiannually
EUR	512,400	279,180 E	(20)	11/29/58	1.484% —	6 month	(279,199)
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	696,900	338,472	(27)	2/19/50	6 month	1.354% —	345,434
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	770,000	350,960	(29)	3/11/50	1.267% —	6 month	(357,351)
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	778,400	339,450	(30)	3/12/50	1.2115% —	6 month	(345,572)
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	898,100	360,677	(34)	3/26/50	1.113% —	6 month	(366,576)
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	802,800	395,727 E	(30)	11/29/58	6 month	1.343% —	395,696
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	929,000	350,859	(36)	2/19/50	1.051% —	6 month	(358,254)
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	741,300	282,018 E	(28)	6/7/54	1.054% —	6 month	(282,046)
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	676,400	219,895	(26)	2/19/50	0.9035% —	6 month	(224,585)
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	395,500	114,000	(15)	2/21/50	0.80% —	6 month	(116,433)
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	1,468,500	255,204 E	(56)	8/8/54	0.49% —	6 month	(255,259)
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	906,000	63,785 E	(34)	6/6/54	6 month	0.207% —	63,751
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually

Master Intermediate Income Trust 83

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/20 cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
EUR	1,215,200	$104,612	$(46)	2/19/50	0.233% —	6 month	$(107,369)
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	4,794,000	10,820	(42)	10/11/24	—	0.4047 plus	5,218
						6 month
						EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	4,960,100	1,067,046	(187)	2/19/50	6 month	0.595% —	1,090,416
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	5,613,000	154,705 E	(70)	1/27/30	6 month	0.352% —	154,636
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	574,000	25,303 E	(21)	3/4/54	0.134% —	6 month	(25,324)
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	260,400	22,977 E	(10)	3/13/54	—	0.2275%	22,967
						plus 6 month
						EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	5,746,000	66,864 E	(70)	4/30/30	0.11475% —	6 month	(66,933)
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	1,696,600	227 E	(36)	5/13/40	6 month	0.276% —	191
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	2,806,000	44,716 E	(44)	6/3/32	6 month	0.024% —	44,672
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	948,000	34,237 E	(36)	6/3/52	0.10% —	6 month	(34,273)
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	833,300	4,101 E	(18)	6/24/40	0.315% —	6 month	(4,120)
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	5,446,000	48,687 E	(86)	8/15/29	0.189% plus	—	48,601
					6 month
					EUR-EURIBOR-
					REUTERS —
					Semiannually

84 Master Intermediate Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/20 cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
EUR	3,161,000	$24,686 E	$5,078	12/16/30	—	0.15% plus	$(19,609)
						6 month
						EUR-EURIBOR-
						REUTERS —
						Semiannually
GBP	6,527,000	115,855 E	(47)	1/10/24	6 month GBP-	0.855% —	115,807
					LIBOR-BBA —	Semiannually
					Semiannually
GBP	6,590,000	104,082 E	(60)	1/10/26	0.965% —	6 month GBP-	(104,141)
					Semiannually	LIBOR-BBA —
						Semiannually
GBP	12,297,000	199,343 E	(89)	1/13/24	6 month GBP-	0.795% —	199,253
					LIBOR-BBA —	Semiannually
					Semiannually
GBP	12,486,000	183,749 E	(113)	1/15/26	0.926% —	6 month GBP-	(183,862)
					Semiannually	LIBOR-BBA —
						Semiannually
GBP	873,000	49,892	(38)	7/16/50	6 month GBP-	0.423% —	(49,379)
					LIBOR-BBA —	Semiannually
					Semiannually
GBP	2,564,000	24,291	(43)	7/16/30	0.32% —	6 month GBP-	23,356
					Semiannually	LIBOR-BBA —
						Semiannually
GBP	2,564,000	23,966	(43)	7/16/30	0.321% —	6 month GBP-	23,024
					Semiannually	LIBOR-BBA —
						Semiannually
GBP	873,000	45,697	(38)	7/16/50	6 month GBP-	0.436% —	(45,153)
					LIBOR-BBA —	Semiannually
					Semiannually
GBP	16,000	85 E	(107)	12/16/30	Sterling	0.20% —	(22)
					Overnight	Annually
					Index Average —
					Annually
JPY	49,618,300	39,829 E	(14)	8/29/43	0.7495% —	6 month JPY-	(39,844)
					Semiannually	LIBOR-BBA —
						Semiannually
JPY	63,267,700	15,102 E	(19)	8/29/43	0.194% —	6 month JPY-	15,083
					Semiannually	LIBOR-BBA —
						Semiannually
NOK	60,138,000	286,193	(57)	7/1/24	1.735% —	6 month NOK-	(306,718)
					Annually	NIBOR-NIBR —
						Semiannually
NOK	31,542,000	283,832	(49)	7/1/29	6 month NOK-	1.82% —	295,263
					NIBOR-NIBR —	Annually
					Semiannually
NOK	30,901,000	14,570	(26)	6/29/25	0.6925% —	6 month NOK-	(16,233)
					Annually	NIBOR-NIBR —
						Semiannually
NOK	14,944,000	4,326	(13)	7/10/25	0.655% —	6 month NOK-	(5,110)
					Annually	NIBOR-NIBR —
						Semiannually

Master Intermediate Income Trust 85

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/20 cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
NOK	14,944,000	$4,281	$(13)	7/13/25	0.655% —	6 month NOK-	$(5,033)
					Annually	NIBOR-NIBR —
						Semiannually
NOK	9,850,000	4,244 E	3,076	12/16/30	6 month NOK-	0.95% —	7,321
					NIBOR-NIBR —	Annually
					Semiannually
NZD	3,167,000	10,434	(16)	5/15/25	0.215% —	3 month NZD-	(11,282)
					Semiannually	BBR-FRA —
						Quarterly
NZD	1,599,000	11,514	(13)	5/15/30	3 month NZD-	0.595% —	13,429
					BBR-FRA —	Semiannually
					Quarterly
NZD	1,564,000	27,437	(13)	6/5/30	3 month NZD-	0.76125% —	29,718
					BBR-FRA —	Semiannually
					Quarterly
NZD	3,081,000	23,790	(16)	6/5/25	0.36% —	3 month NZD-	(25,694)
					Semiannually	BBR-FRA —
						Quarterly
NZD	959,000	4,623 E	(4,129)	12/16/30	3 month NZD-	0.60% —	492
					BBR-FRA —	Semiannually
					Quarterly
SEK	15,483,000	2,253	(21)	3/3/30	0.286% —	3 month SEK-	(5,028)
					Annually	STIBOR-SIDE —
						Quarterly
SEK	76,985,000	15,421	(30)	3/3/22	3 month SEK-	0.06% —	18,312
					STIBOR-SIDE —	Annually
					Quarterly
SEK	2,673,000	435 E	188	12/16/30	3 month SEK-	0.30% —	(248)
					STIBOR-SIDE —	Annually
					Quarterly
Total		$(3,363,085)					$(91,305)

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/20
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC
$367,604	$366,601	$—	1/12/40	4.00% (1 month	Synthetic MBX	$(319)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
61,941	61,772	—	1/12/40	4.00% (1 month	Synthetic MBX	(54)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly

86 Master Intermediate Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/20 cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC cont.
$41,264	$41,151	$—	1/12/40	4.00% (1 month	Synthetic MBX	$(36)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
281,977	282,057	—	1/12/40	4.50% (1 month	Synthetic MBX	664
				USD-LIBOR) —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
4,539,339	4,561,939	—	1/12/41	5.00% (1 month	Synthetic MBX	32,840
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
557,485	556,249	—	1/12/40	5.00% (1 month	Synthetic MBX	24
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
69,709	69,670	—	1/12/41	5.00% (1 month	Synthetic MBX Index	121
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
173,450	175,760	—	1/12/39	(6.00%) 1 month	Synthetic MBX	(2,769)
				USD-LIBOR —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
3,035,594	3,052,714	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(25,420)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
12,696	12,681	—	1/12/43	(3.50%) 1 month	Synthetic TRS	(160)
				USD-LIBOR —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
23,238	23,090	—	1/12/42	4.00% (1 month	Synthetic TRS	184
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
73,127	72,653	—	1/12/41	(4.00%) 1 month	Synthetic TRS	(587)
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
146,578	145,628	—	1/12/41	(4.00%) 1 month	Synthetic TRS	(1,177)
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
90,334	89,824	—	1/12/41	(5.00%) 1 month	Synthetic TRS	(918)
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly

Master Intermediate Income Trust 87

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/20 cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC cont.
$34,170	$34,142	$—	1/12/41	5.00% (1 month	Synthetic TRS Index	$446
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
26,090	26,068	—	1/12/41	5.00% (1 month	Synthetic TRS Index	340
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
20,582	20,565	—	1/12/41	5.00% (1 month	Synthetic TRS Index	268
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
31,672	31,548	—	1/12/39	6.00% (1 month	Synthetic TRS	294
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
59,969	59,789	—	1/12/38	6.50% (1 month	Synthetic TRS	606
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
8,602	8,576	—	1/12/38	6.50% (1 month	Synthetic TRS	87
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
4,002	3,990	—	1/12/38	6.50% (1 month	Synthetic TRS	40
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
Citibank, N.A.
604,455	607,465	—	1/12/41	5.00% (1 month	Synthetic MBX	4,373
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
282,039	283,443	—	1/12/41	5.00% (1 month	Synthetic MBX	2,040
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
56,456	56,737	—	1/12/41	5.00% (1 month	Synthetic MBX	408
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
Credit Suisse International
241,782	242,986	—	1/12/41	5.00% (1 month	Synthetic MBX	1,749
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
59,828	59,779	—	1/12/41	5.00% (1 month	Synthetic MBX Index	780
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly

88 Master Intermediate Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/20 cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Credit Suisse International cont.
$44,826	$44,774	$—	1/12/43	3.50% (1 month	Synthetic TRS	$566
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
38,912	39,209	—	1/12/45	3.50% (1 month	Synthetic TRS	879
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
27,418	27,385	—	1/12/43	3.50% (1 month	Synthetic TRS	346
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
16,998	17,018	—	1/12/44	3.50% (1 month	Synthetic TRS	255
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
14,994	14,976	—	1/12/43	3.50% (1 month	Synthetic TRS	189
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
158,782	159,903	—	1/12/45	4.00% (1 month	Synthetic TRS	3,632
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
41,041	41,331	—	1/12/45	4.00% (1 month	Synthetic TRS	939
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
19,848	19,719	—	1/12/41	4.00% (1 month	Synthetic TRS	159
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
19,848	19,719	—	1/12/41	(4.00%) 1 month	Synthetic TRS	(159)
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
56,336	56,018	—	1/12/41	(5.00%) 1 month	Synthetic TRS	(573)
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
62,450	62,097	—	1/12/41	(5.00%) 1 month	Synthetic TRS	(635)
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
57,497	57,450	—	1/12/41	5.00% (1 month	Synthetic TRS Index	750
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly

Master Intermediate Income Trust 89

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/20 cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Deutsche Bank AG
$205,404	$206,563	$—	1/12/38	(6.50%) 1 month	Synthetic MBX	$(1,720)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
Goldman Sachs International
9,192	9,244	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(77)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
24,494	24,633	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(205)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
53,020	53,319	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(444)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
99,621	100,183	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(834)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
119,520	120,194	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(1,001)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
141,138	141,934	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(1,182)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
193,337	194,427	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(1,619)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
79,800	79,353	—	1/12/44	(3.00%) 1 month	Synthetic TRS	(679)
				USD-LIBOR —	Index 3.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
121,405	121,548	—	1/12/44	3.50% (1 month	Synthetic TRS	1,822
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
95,932	96,045	—	1/12/44	3.50% (1 month	Synthetic TRS	1,439
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
44,380	44,433	—	1/12/44	3.50% (1 month	Synthetic TRS	666
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly

90 Master Intermediate Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/20 cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$55,887	$55,821	$—	1/12/43	(3.50%) 1 month	Synthetic TRS	$(706)
				USD-LIBOR —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
215,448	216,969	—	1/12/45	4.00% (1 month	Synthetic TRS	4,928
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
134,582	133,724	—	1/12/42	4.00% (1 month	Synthetic TRS	1,064
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
117,234	116,487	—	1/12/42	4.00% (1 month	Synthetic TRS	926
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
57,685	57,317	—	1/12/42	4.00% (1 month	Synthetic TRS	456
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
57,685	57,317	—	1/12/42	4.00% (1 month	Synthetic TRS	456
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
40,729	41,016	—	1/12/45	4.00% (1 month	Synthetic TRS	932
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
34,597	34,485	—	1/12/40	4.00% (1 month	Synthetic TRS	390
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
218,023	216,611	—	1/12/41	(4.00%) 1 month	Synthetic TRS	(1,751)
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
51,990	51,777	—	1/12/41	4.50% (1 month	Synthetic TRS	592
				USD-LIBOR) —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
89,765	89,258	—	1/12/41	(5.00%) 1 month	Synthetic TRS	(912)
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
43,719	43,546	—	1/12/39	6.00% (1 month	Synthetic TRS	406
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly

Master Intermediate Income Trust 91

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/20 cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$42,278	$42,112	$—	1/12/39	6.00% (1 month	Synthetic TRS	$393
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
21,139	21,056	—	1/12/39	6.00% (1 month	Synthetic TRS	196
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
20,109	20,030	—	1/12/39	6.00% (1 month	Synthetic TRS	187
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
2,359	2,350	—	1/12/39	6.00% (1 month	Synthetic TRS	22
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
19,787	19,727	—	1/12/38	6.50% (1 month	Synthetic TRS	200
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,486	1,481	—	1/12/38	6.50% (1 month	Synthetic TRS	15
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
JPMorgan Chase Bank N.A.
171,794	170,681	—	1/12/41	4.00% (1 month	Synthetic TRS	1,380
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
150,494	149,519	—	1/12/41	4.00% (1 month	Synthetic TRS	1,209
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
98,247	97,610	—	1/12/41	4.00% (1 month	Synthetic TRS	789
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
17,193	17,081	—	1/12/41	4.00% (1 month	Synthetic TRS	138
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
89,765	89,258	—	1/12/41	(5.00%) 1 month	Synthetic TRS	(912)
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly

92 Master Intermediate Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
JPMorgan Securities LLC
$129,101	$128,994	$—	1/12/41	(5.00%) 1 month	Synthetic MBX Index	$(1,684)
				USD-LIBOR —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
					Monthly
18,655	18,633	—	1/12/43	(3.50%) 1 month	Synthetic TRS	(236)
				USD-LIBOR —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
					Monthly
278,716	279,044	—	1/12/44	(3.50%) 1 month	Synthetic TRS	(4,181)
				USD-LIBOR —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
					Monthly
119,293	119,543	—	1/12/44	4.00% (1 month	Synthetic TRS	1,930
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
390,424	387,935	—	1/12/42	(4.00%) 1 month	Synthetic TRS	(3,085)
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
Upfront premium received		—		Unrealized appreciation		73,515
Upfront premium (paid)		—		Unrealized (depreciation)		(54,035)
Total		$—		Total		$19,480

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/20
			Upfront
			premium	Termina-	Payments	Total return	Unrealized
			received	tion	received (paid)	received by	appreciation/
Notional amount		Value	(paid)	date	by fund	or paid by fund	(depreciation)
EUR	1,979,000	$384,500	$—	7/15/37	1.71% — At	Eurostat Eurozone	$384,500
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	3,497,000	190,763	(125)	5/15/40	(.961%) — At	Eurostat Eurozone	190,639
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	7,000,000	143,256	(129)	5/15/30	(.655%) — At	Eurostat Eurozone	143,127
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	7,000,000	136,444	(129)	5/15/30	(.6625%) — At	Eurostat Eurozone	136,315
					maturity	HICP excluding
						tobacco — At
						maturity

Master Intermediate Income Trust 93

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/20 cont.
			Upfront
			premium	Termina-	Payments	Total return	Unrealized
			received	tion	received (paid)	received by	appreciation/
Notional amount		Value	(paid)	date	by fund	or paid by fund	(depreciation)
EUR	1,979,000	$156,839	$—	7/15/27	(1.40%) — At	Eurostat Eurozone	$(156,839)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	3,497,000	297,496	(165)	5/15/50	1.13% — At	Eurostat Eurozone	(297,661)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	6,434,000	355,527	(75)	9/15/23	(1.4375%) — At	Eurostat Eurozone	(355,603)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	6,434,000	357,051	(75)	9/15/23	(1.44125%) — At	Eurostat Eurozone	(357,126)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	6,434,000	357,556	(76)	9/15/23	(1.4425%) — At	Eurostat Eurozone	(357,632)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	6,434,000	358,069	(76)	9/15/23	(1.44375%) — At	Eurostat Eurozone	(358,145)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	7,000,000	434,454	(248)	5/15/40	0.935% — At	Eurostat Eurozone	(434,702)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	7,000,000	444,540	(248)	5/15/40	0.93% — At	Eurostat Eurozone	(444,790)
					maturity	HICP excluding
						tobacco — At
						maturity
GBP	4,004,000	308,795	(86)	12/15/28	3.665% — At	GBP Non-revised UK	308,711
					maturity	Retail Price Index —
						At maturity
GBP	4,484,000	113,451	(106)	3/15/28	3.34% — At	GBP Non-revised UK	113,344
					maturity	Retail Price Index —
						At maturity
GBP	3,123,000	112,801	(72)	3/15/28	3.4025% — At	GBP Non-revised UK	112,729
					maturity	Retail Price Index —
						At maturity
GBP	4,253,000	110,235	(56)	11/15/24	3.385% — At	GBP Non-revised UK	110,179
					maturity	Retail Price Index —
						At maturity
GBP	2,402,000	69,904	(56)	2/15/28	3.34% — At	GBP Non-revised UK	69,848
					maturity	Retail Price Index —
						At maturity
GBP	2,127,000	54,502	(28)	11/15/24	3.381% — At	GBP Non-revised UK	54,474
					maturity	Retail Price Index —
						At maturity

94 Master Intermediate Income Trust

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/20 cont.
			Upfront
			premium	Termina-	Payments	Total return	Unrealized
			received	tion	received (paid)	received by	appreciation/
Notional amount		Value	(paid)	date	by fund	or paid by fund	(depreciation)
GBP	2,127,000	$49,479	$—	12/15/24	3.42% — At	GBP Non-revised UK	$49,479
					maturity	Retail Price Index —
						At maturity
GBP	1,121,000	37,574	(26)	3/15/28	3.3875% — At	GBP Non-revised UK	37,548
					maturity	Retail Price Index —
						At maturity
GBP	1,204,000	489,437	(63)	7/15/49	(3.4425%) — At	GBP Non-revised UK	(489,501)
					maturity	Retail Price Index —
						At maturity
	$12,337,000	495,084	(125)	3/11/25	(0.77%) — At	USA Non Revised	494,959
					maturity	Consumer Price
						Index-Urban
						(CPI-U) — At
						maturity
	3,084,000	179,791	(31)	3/18/25	(0.41%) — At	USA Non Revised	179,760
					maturity	Consumer Price
						Index-Urban
						(CPI-U) — At
						maturity
	3,813,000	141,645	(39)	4/30/25	(0.835%) — At	USA Non Revised	141,607
					maturity	Consumer Price
						Index-Urban
						(CPI-U) — At
						maturity
	3,813,000	138,324	(39)	5/1/25	(0.8525%) — At	USA Non Revised	138,286
					maturity	Consumer Price
						Index-Urban
						(CPI-U) — At
						maturity
	671,000	8,643	(24)	9/24/40	(1.922%) — At	USA Non Revised	8,619
					maturity	Consumer Price
						Index-Urban
						(CPI-U) — At
						maturity
	3,060,000	16,656	(31)	11/29/24	(1.703%) — At	USA Non Revised	(16,686)
					maturity	Consumer Price
						Index-Urban
						(CPI-U) — At
						maturity
	3,060,000	28,329	(31)	12/10/24	(1.7625%) — At	USA Non Revised	(28,360)
					maturity	Consumer Price
						Index-Urban
						(CPI-U) — At
						maturity
	6,119,000	36,481	(62)	11/21/24	(1.71%) — At	USA Non Revised	(36,543)
					maturity	Consumer Price
						Index-Urban
						(CPI-U) — At
						maturity

Master Intermediate Income Trust 95

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
$3,813,000	$190,589	$(64)	5/1/30	1.3475% — At	USA Non Revised	$(190,653)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
3,813,000	191,481	(64)	4/30/30	1.345% — At	USA Non Revised	(191,545)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
3,084,000	281,726	(52)	3/18/30	0.95% — At	USA Non Revised	(281,779)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
10,300,000	365,393	(173)	7/10/30	1.6625% — At	USA Non Revised	(365,566)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
10,132,500	432,860	(170)	6/30/30	1.586% — At	USA Non Revised	(433,031)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
12,337,000	850,217	(207)	3/11/30	1.165% — At	USA Non Revised	(850,425)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
Total		$(2,951)				$(2,972,463)

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/20
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt *	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Bank of America N.A.
CMBX NA BBB–.6	BB+/P	$4,375	$64,000	$21,376	5/11/63	300 bp —	$(16,969)
Index						Monthly
CMBX NA BBB–.6	BB+/P	8,497	141,000	47,094	5/11/63	300 bp —	(38,526)
Index						Monthly
CMBX NA BBB–.6	BB+/P	17,409	282,000	94,188	5/11/63	300 bp —	(76,638)
Index						Monthly
CMBX NA BBB–.6	BB+/P	16,587	291,000	97,194	5/11/63	300 bp —	(80,462)
Index						Monthly

96 Master Intermediate Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/20 cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt *	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA A.6	A/P	$980	$7,000	$896	5/11/63	200 bp —	$86
Index						Monthly
CMBX NA A.6	A/P	5,963	47,000	6,016	5/11/63	200 bp —	(53)
Index						Monthly
CMBX NA A.6	A/P	27,638	165,000	21,120	5/11/63	200 bp —	6,573
Index						Monthly
CMBX NA A.6	A/P	26,553	172,000	22,016	5/11/63	200 bp —	4,594
Index						Monthly
CMBX NA A.6	A/P	20,798	177,000	22,656	5/11/63	200 bp —	(1,800)
Index						Monthly
CMBX NA A.6	A/P	28,173	236,000	30,208	5/11/63	200 bp —	(1,957)
Index						Monthly
CMBX NA A.6	A/P	41,919	237,000	30,336	5/11/63	200 bp —	11,662
Index						Monthly
CMBX NA A.6	A/P	34,965	252,000	32,256	5/11/63	200 bp —	2,793
Index						Monthly
CMBX NA A.6	A/P	39,023	258,000	33,024	5/11/63	200 bp —	6,085
Index						Monthly
CMBX NA A.6	A/P	137,156	825,000	105,600	5/11/63	200 bp —	31,831
Index						Monthly
CMBX NA BB.11	BB–/P	77,970	138,000	49,570	11/18/54	500 bp —	28,515
Index						Monthly
CMBX NA BB.6	B+/P	139,721	974,000	490,117	5/11/63	500 bp —	(349,584)
Index						Monthly
CMBX NA BB.7	B+/P	64,660	1,267,000	557,353	1/17/47	500 bp —	(491,638)
Index						Monthly
CMBX NA BBB–	BBB–/P	48,983	309,000	73,017	8/17/61	300 bp —	(23,880)
.12 Index						Monthly
CMBX NA BBB–.6	BB+/P	1,199	15,000	5,010	5/11/63	300 bp —	(3,803)
Index						Monthly
CMBX NA BBB–.6	BB+/P	17,107	260,000	86,840	5/11/63	300 bp —	(69,603)
Index						Monthly
CMBX NA BBB–.6	BB+/P	21,761	330,000	110,220	5/11/63	300 bp —	(88,294)
Index						Monthly
CMBX NA BBB–.6	BB+/P	23,964	352,000	117,568	5/11/63	300 bp —	(93,428)
Index						Monthly
CMBX NA BBB–.6	BB+/P	275,984	4,334,000	1,447,556	5/11/63	300 bp —	(1,169,405)
Index						Monthly
Credit Suisse International
CMBX NA BB.7	B+/P	30,497	228,000	100,297	1/17/47	500 bp —	(69,610)
Index						Monthly
CMBX NA BBB–.6	BB+/P	52,816	478,000	159,652	5/11/63	300 bp —	(106,597)
Index						Monthly
CMBX NA BBB–.6	BB+/P	129,498	1,172,000	391,448	5/11/63	300 bp —	(261,364)
Index						Monthly
CMBX NA BBB–.6	BB+/P	1,151,228	12,252,000	4,092,168	5/11/63	300 bp —	(2,934,814)
Index						Monthly

Master Intermediate Income Trust 97

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/20 cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt *	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Credit Suisse International cont.
CMBX NA BBB–.7	BBB–/P	$51,226	$780,000	$199,368	1/17/47	300 bp —	$(147,752)
Index						Monthly
CMBX NA BBB–.7	BBB–/P	80,050	1,083,000	276,815	1/17/47	300 bp —	(196,223)
Index						Monthly
Goldman Sachs International
CMBX NA A.6	A/P	734	5,000	640	5/11/63	200 bp —	96
Index						Monthly
CMBX NA A.6	A/P	1,595	11,000	1,408	5/11/63	200 bp —	191
Index						Monthly
CMBX NA A.6	A/P	32,775	276,000	35,328	5/11/63	200 bp —	(2,461)
Index						Monthly
CMBX NA BB.6	B+/P	5,506	46,000	23,147	5/11/63	500 bp —	(17,603)
Index						Monthly
CMBX NA BB.6	B+/P	17,531	150,000	75,480	5/11/63	500 bp —	(57,824)
Index						Monthly
CMBX NA BB.6	B+/P	34,572	299,000	150,457	5/11/63	500 bp —	(115,636)
Index						Monthly
CMBX NA BB.9	BB–/P	4,448	11,000	4,909	9/17/58	500 bp —	(452)
Index						Monthly
CMBX NA BBB–.6	BB+/P	682	9,000	3,006	5/11/63	300 bp —	(2,319)
Index						Monthly
CMBX NA BBB–.6	BB+/P	806	11,000	3,674	5/11/63	300 bp —	(2,862)
Index						Monthly
CMBX NA BBB–.6	BB+/P	811	11,000	3,674	5/11/63	300 bp —	(2,858)
Index						Monthly
CMBX NA BBB–.6	BB+/P	1,042	13,000	4,342	5/11/63	300 bp —	(3,293)
Index						Monthly
CMBX NA BBB–.6	BB+/P	1,771	26,000	8,684	5/11/63	300 bp —	(6,900)
Index						Monthly
CMBX NA BBB–.6	BB+/P	2,354	28,000	9,352	5/11/63	300 bp —	(6,984)
Index						Monthly
CMBX NA BBB–.6	BB+/P	2,430	32,000	10,688	5/11/63	300 bp —	(8,242)
Index						Monthly
CMBX NA BBB–.6	BB+/P	3,086	39,000	13,026	5/11/63	300 bp —	(9,921)
Index						Monthly
CMBX NA BBB–.6	BB+/P	4,415	44,000	14,696	5/11/63	300 bp —	(10,259)
Index						Monthly
CMBX NA BBB–.6	BB+/P	6,450	46,000	15,364	5/11/63	300 bp —	(8,891)
Index						Monthly
CMBX NA BBB–.6	BB+/P	8,034	60,000	20,040	5/11/63	300 bp —	(11,976)
Index						Monthly
CMBX NA BBB–.6	BB+/P	7,985	60,000	20,040	5/11/63	300 bp —	(12,025)
Index						Monthly
CMBX NA BBB–.6	BB+/P	5,664	64,000	21,376	5/11/63	300 bp —	(15,680)
Index						Monthly
CMBX NA BBB–.6	BB+/P	6,945	66,000	22,044	5/11/63	300 bp —	(15,066)
Index						Monthly

98 Master Intermediate Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/20 cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt *	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA BBB–.6	BB+/P	$8,625	$78,000	$26,052	5/11/63	300 bp —	$(17,388)
Index						Monthly
CMBX NA BBB–.6	BB+/P	6,758	78,000	26,052	5/11/63	300 bp —	(19,255)
Index						Monthly
CMBX NA BBB–.6	BB+/P	7,858	91,000	30,394	5/11/63	300 bp —	(22,491)
Index						Monthly
CMBX NA BBB–.6	BB+/P	5,285	102,000	34,068	5/11/63	300 bp —	(28,732)
Index						Monthly
CMBX NA BBB–.6	BB+/P	14,022	103,000	34,402	5/11/63	300 bp —	(20,328)
Index						Monthly
CMBX NA BBB–.6	BB+/P	12,297	110,000	36,740	5/11/63	300 bp —	(24,388)
Index						Monthly
CMBX NA BBB–.6	BB+/P	12,871	115,000	38,410	5/11/63	300 bp —	(25,482)
Index						Monthly
CMBX NA BBB–.6	BB+/P	10,295	122,000	40,748	5/11/63	300 bp —	(30,392)
Index						Monthly
CMBX NA BBB–.6	BB+/P	10,295	122,000	40,748	5/11/63	300 bp —	(30,392)
Index						Monthly
CMBX NA BBB–.6	BB+/P	6,818	135,000	45,090	5/11/63	300 bp —	(38,204)
Index						Monthly
CMBX NA BBB–.6	BB+/P	7,018	137,000	45,758	5/11/63	300 bp —	(38,671)
Index						Monthly
CMBX NA BBB–.6	BB+/P	22,777	137,000	45,758	5/11/63	300 bp —	(22,913)
Index						Monthly
CMBX NA BBB–.6	BB+/P	23,502	157,000	52,438	5/11/63	300 bp —	(28,857)
Index						Monthly
CMBX NA BBB–.6	BB+/P	23,233	158,000	52,772	5/11/63	300 bp —	(29,460)
Index						Monthly
CMBX NA BBB–.6	BB+/P	18,496	166,000	55,444	5/11/63	300 bp —	(36,865)
Index						Monthly
CMBX NA BBB–.6	BB+/P	18,357	169,000	56,446	5/11/63	300 bp —	(38,005)
Index						Monthly
CMBX NA BBB–.6	BB+/P	18,286	169,000	56,446	5/11/63	300 bp —	(38,075)
Index						Monthly
CMBX NA BBB–.6	BB+/P	20,534	175,000	58,450	5/11/63	300 bp —	(37,828)
Index						Monthly
CMBX NA BBB–.6	BB+/P	15,166	183,000	61,122	5/11/63	300 bp —	(45,864)
Index						Monthly
CMBX NA BBB–.6	BB+/P	10,015	192,000	64,128	5/11/63	300 bp —	(54,017)
Index						Monthly
CMBX NA BBB–.6	BB+/P	24,103	216,000	72,144	5/11/63	300 bp —	(47,933)
Index						Monthly
CMBX NA BBB–.6	BB+/P	24,103	216,000	72,144	5/11/63	300 bp —	(47,933)
Index						Monthly
CMBX NA BBB–.6	BB+/P	11,095	226,000	75,484	5/11/63	300 bp —	(64,276)
Index						Monthly

Master Intermediate Income Trust 99

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/20 cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt *	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA BBB–.6	BB+/P	$12,285	$252,000	$84,168	5/11/63	300 bp —	$(71,757)
Index						Monthly
CMBX NA BBB–.6	BB+/P	40,089	266,000	88,844	5/11/63	300 bp —	(48,622)
Index						Monthly
CMBX NA BBB–.6	BB+/P	13,442	271,000	90,514	5/11/63	300 bp —	(76,936)
Index						Monthly
CMBX NA BBB–.6	BB+/P	36,039	296,000	98,864	5/11/63	300 bp —	(62,677)
Index						Monthly
CMBX NA BBB–.6	BB+/P	33,021	305,000	101,870	5/11/63	300 bp —	(68,697)
Index						Monthly
CMBX NA BBB–.6	BB+/P	32,527	324,000	108,216	5/11/63	300 bp —	(75,528)
Index						Monthly
CMBX NA BBB–.6	BB+/P	47,211	452,000	150,968	5/11/63	300 bp —	(103,531)
Index						Monthly
CMBX NA BBB–.6	BB+/P	50,821	461,000	153,974	5/11/63	300 bp —	(102,923)
Index						Monthly
CMBX NA BBB–.6	BB+/P	71,741	605,000	202,070	5/11/63	300 bp —	(130,026)
Index						Monthly
CMBX NA BBB–.6	BB+/P	71,494	605,000	202,070	5/11/63	300 bp —	(130,273)
Index						Monthly
CMBX NA BBB–.6	BB+/P	37,011	765,000	255,510	5/11/63	300 bp —	(218,116)
Index						Monthly
CMBX NA BBB–.6	BB+/P	155,865	1,042,000	348,028	5/11/63	300 bp —	(191,642)
Index						Monthly
CMBX NA BBB–.7	BBB–/P	9,270	133,000	33,995	1/17/47	300 bp —	(24,658)
Index						Monthly
CMBX NA BBB–.7	BBB–/P	51,111	600,000	153,360	1/17/47	300 bp —	(101,949)
Index						Monthly
CMBX NA BBB–.7	BBB–/P	61,571	833,000	212,915	1/17/47	300 bp —	(150,927)
Index						Monthly
CMBX NA BBB–.7	BBB–/P	90,359	1,040,000	265,824	1/17/47	300 bp —	(174,945)
Index						Monthly
JPMorgan Securities LLC
CMBX NA A.6	A/P	10,347	77,000	9,856	5/11/63	200 bp —	517
Index						Monthly
CMBX NA A.6	A/P	14,560	104,000	13,312	5/11/63	200 bp —	1,283
Index						Monthly
CMBX NA BB.10	BB–/P	23,991	299,000	135,238	5/11/63	500 bp —	(110,997)
Index						Monthly
CMBX NA BBB–	BBB–/P	11,879	59,000	11,771	12/16/72	300 bp —	108
.13 Index						Monthly
CMBX NA BBB–	BBB–/P	24,217	121,000	24,140	12/16/72	300 bp —	108
.13 Index						Monthly
CMBX NA BBB–.6	BB+/P	5,416,717	16,943,000	5,658,962	5/11/63	300 bp —	(233,774)
Index						Monthly

100 Master Intermediate Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/20 cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt *	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Merrill Lynch International
CMBX NA BB.6	B+/P	$24,488	$219,000	$110,201	5/11/63	500 bp —	$(85,530)
Index						Monthly
CMBX NA BBB–.6	BB+/P	718	10,000	3,340	5/11/63	300 bp —	(2,617)
Index						Monthly
CMBX NA BBB–.6	BB+/P	885	12,000	4,008	5/11/63	300 bp —	(3,117)
Index						Monthly
CMBX NA BBB–.6	BB+/P	4,231	58,000	19,372	5/11/63	300 bp —	(15,112)
Index						Monthly
CMBX NA BBB–.6	BB+/P	5,636	64,000	21,376	5/11/63	300 bp —	(15,708)
Index						Monthly
CMBX NA BBB–.6	BB+/P	10,285	160,000	53,440	5/11/63	300 bp —	(43,075)
Index						Monthly
CMBX NA BBB–.6	BB+/P	16,195	179,000	59,786	5/11/63	300 bp —	(43,501)
Index						Monthly
CMBX NA BBB–.6	BB+/P	16,247	213,000	71,142	5/11/63	300 bp —	(54,789)
Index						Monthly
CMBX NA BBB–.6	BB+/P	132,865	1,488,000	496,992	5/11/63	300 bp —	(363,383)
Index						Monthly
Morgan Stanley & Co. International PLC
CMBX NA A.6	A/P	(31)	4,000	512	5/11/63	200 bp —	(541)
Index						Monthly
CMBX NA A.6	A/P	25,469	163,000	20,864	5/11/63	200 bp —	4,659
Index						Monthly
CMBX NA BB.6	B+/P	4,741	39,000	19,625	5/11/63	500 bp —	(14,851)
Index						Monthly
CMBX NA BB.6	B+/P	8,676	48,000	24,154	5/11/63	500 bp —	(15,438)
Index						Monthly
CMBX NA BB.6	B+/P	48,378	197,000	99,130	5/11/63	500 bp —	(50,589)
Index						Monthly
CMBX NA BB.6	B+/P	97,086	394,000	198,261	5/11/63	500 bp —	(100,847)
Index						Monthly
CMBX NA BBB–	BBB–/P	5,890	29,000	5,786	12/16/72	300 bp —	110
.13 Index						Monthly
CMBX NA BBB–	BBB–/P	70,525	358,000	71,421	12/16/72	300 bp —	(837)
.13 Index						Monthly
CMBX NA BBB–.6	BB+/P	752	9,000	3,006	5/11/63	300 bp —	(2,250)
Index						Monthly
CMBX NA BBB–.6	BB+/P	1,541	21,000	7,014	5/11/63	300 bp —	(5,462)
Index						Monthly
CMBX NA BBB–.6	BB+/P	3,126	39,000	13,026	5/11/63	300 bp —	(9,880)
Index						Monthly
CMBX NA BBB–.6	BB+/P	3,446	46,000	15,364	5/11/63	300 bp —	(11,895)
Index						Monthly
CMBX NA BBB–.6	BB+/P	9,375	142,000	47,428	5/11/63	300 bp —	(37,982)
Index						Monthly
CMBX NA BBB–.6	BB+/P	9,454	144,000	48,096	5/11/63	300 bp —	(38,570)
Index						Monthly

Master Intermediate Income Trust 101

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/20 cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt *	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BBB–.6	BB+/P	$183,189	$531,000	$177,354	5/11/63	300 bp —	$6,107
Index						Monthly
CMBX NA BBB–.6	BB+/P	562,328	8,488,000	2,834,992	5/11/63	300 bp —	(2,268,427)
Index						Monthly
Upfront premium received		10,619,239	Unrealized appreciation				105,318
Upfront premium (paid)		(31)	Unrealized (depreciation)				(12,583,780)
Total		$10,619,208	Total				$(12,478,462)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at September 30, 2020.

Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/20
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt *	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA BB.10 Index	$(14,611)	$140,000	$63,322	11/17/59	(500 bp) —	$48,595
					Monthly
CMBX NA BB.10 Index	(12,500)	114,000	51,562	11/17/59	(500 bp) —	38,967
					Monthly
CMBX NA BB.11 Index	(54,156)	418,000	150,146	11/18/54	(500 bp) —	95,641
					Monthly
CMBX NA BB.11 Index	(10,687)	148,000	53,162	11/18/54	(500 bp) —	42,352
					Monthly
CMBX NA BB.11 Index	(13,574)	144,000	51,725	11/18/54	(500 bp) —	38,031
					Monthly
CMBX NA BB.11 Index	(3,877)	76,000	27,299	11/18/54	(500 bp) —	23,359
					Monthly
CMBX NA BB.11 Index	(3,942)	76,000	27,299	11/18/54	(500 bp) —	23,293
					Monthly
CMBX NA BB.11 Index	(5,018)	73,000	26,222	11/18/54	(500 bp) —	21,142
					Monthly
CMBX NA BB.12 Index	(3,675)	7,000	2,376	8/17/61	(500 bp) —	(1,305)
					Monthly
CMBX NA BB.8 Index	(8,940)	72,000	36,108	10/17/57	(500 bp) —	27,108
					Monthly
CMBX NA BB.9 Index	(85,260)	826,000	368,644	9/17/58	(500 bp) —	282,696
					Monthly
CMBX NA BB.9 Index	(19,033)	295,000	131,659	9/17/58	(500 bp) —	112,379
					Monthly
CMBX NA BB.9 Index	(8,581)	133,000	59,358	9/17/58	(500 bp) —	50,666
					Monthly

102 Master Intermediate Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/20 cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt *	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc. cont.
CMBX NA BB.9 Index	$(3,140)	$80,000	$35,704	9/17/58	(500 bp) —	$32,497
					Monthly
CMBX NA BB.9 Index	(2,755)	76,000	33,919	9/17/58	(500 bp) —	31,100
					Monthly
CMBX NA BB.9 Index	(1,854)	46,000	20,530	9/17/58	(500 bp) —	18,637
					Monthly
CMBX NA BBB– .10 Index	(17,963)	73,000	17,907	11/17/59	(300 bp) —	(56)
					Monthly
CMBX NA BBB– .12 Index	(10,806)	53,000	12,524	8/17/61	(300 bp) —	1,691
					Monthly
CMBX NA BBB– .12 Index	(4,282)	21,000	4,962	8/17/61	(300 bp) —	670
					Monthly
CMBX NA BBB–.10 Index	(47,966)	161,000	39,493	11/17/59	(300 bp) —	(8,553)
					Monthly
CMBX NA BBB–.11 Index	(62,094)	194,000	43,902	11/18/54	(300 bp) —	(18,289)
					Monthly
CMBX NA BBB–.11 Index	(57,078)	174,000	39,376	11/18/54	(300 bp) —	(17,789)
					Monthly
CMBX NA BBB–.11 Index	(52,568)	164,000	37,113	11/18/54	(300 bp) —	(15,537)
					Monthly
CMBX NA BBB–.11 Index	(28,427)	87,000	19,688	11/18/54	(300 bp) —	(8,782)
					Monthly
CMBX NA BBB–.11 Index	(12,363)	84,000	19,009	11/18/54	(300 bp) —	6,604
					Monthly
CMBX NA BBB–.11 Index	(12,363)	84,000	19,009	11/18/54	(300 bp) —	6,604
					Monthly
CMBX NA BBB–.11 Index	(17,659)	54,000	12,220	11/18/54	(300 bp) —	(5,466)
					Monthly
CMBX NA BBB–.12 Index	(98,239)	294,000	69,472	8/17/61	(300 bp) —	(28,914)
					Monthly
CMBX NA BBB–.12 Index	(89,848)	263,000	62,147	8/17/61	(300 bp) —	(27,833)
					Monthly
CMBX NA BBB–.12 Index	(86,694)	246,000	58,130	8/17/61	(300 bp) —	(28,687)
					Monthly
CMBX NA BBB–.12 Index	(86,471)	246,000	58,130	8/17/61	(300 bp) —	(28,464)
					Monthly
CMBX NA BBB–.12 Index	(67,433)	194,000	45,842	8/17/61	(300 bp) —	(21,688)
					Monthly
CMBX NA BBB–.12 Index	(54,779)	164,000	38,753	8/17/61	(300 bp) —	(16,108)
					Monthly
CMBX NA BBB–.12 Index	(24,917)	79,000	18,668	8/17/61	(300 bp) —	(6,289)
					Monthly
CMBX NA BBB–.9 Index	(37,618)	159,000	41,849	9/17/58	(300 bp) —	4,151
					Monthly

Master Intermediate Income Trust 103

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/20 cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt *	(paid)**	amount	Value	date	by fund	(depreciation)
Credit Suisse International
CMBX NA BB.10 Index	$(38,693)	$290,000	$131,167	11/17/59	(500 bp) —	$92,232
					Monthly
CMBX NA BB.10 Index	(34,367)	289,000	130,715	11/17/59	(500 bp) —	96,107
					Monthly
CMBX NA BB.10 Index	(18,893)	152,000	68,750	11/17/59	(500 bp) —	49,729
					Monthly
CMBX NA BB.7 Index	(5,383)	305,000	153,476	5/11/63	(500 bp) —	147,838
					Monthly
CMBX NA BB.7 Index	(61,796)	335,000	147,367	1/17/47	(500 bp) —	85,291
					Monthly
CMBX NA BB.7 Index	(4,770)	29,000	12,757	1/17/47	(500 bp) —	7,963
					Monthly
CMBX NA BB.9 Index	(112,678)	1,124,000	501,641	9/17/58	(500 bp) —	388,027
					Monthly
Goldman Sachs International
CMBX NA BB.6 Index	(12,481)	122,000	61,390	5/11/63	(500 bp) —	48,808
					Monthly
CMBX NA BB.7 Index	(32,233)	213,000	93,699	1/17/47	(500 bp) —	61,288
					Monthly
CMBX NA BB.12 Index	(19,406)	53,000	17,988	8/17/61	(500 bp) —	(1,462)
					Monthly
CMBX NA BB.6 Index	(11,509)	93,000	46,798	5/11/63	(500 bp) —	35,211
					Monthly
CMBX NA BB.7 Index	(38,667)	236,000	103,816	1/17/47	(500 bp) —	64,953
					Monthly
CMBX NA BB.7 Index	(25,361)	150,000	65,985	1/17/47	(500 bp) —	40,499
					Monthly
CMBX NA BB.7 Index	(25,381)	125,000	54,988	1/17/47	(500 bp) —	29,502
					Monthly
CMBX NA BB.7 Index	(18,621)	102,000	44,870	1/17/47	(500 bp) —	26,164
					Monthly
CMBX NA BB.8 Index	(2,606)	23,000	11,535	10/17/57	(500 bp) —	8,910
					Monthly
CMBX NA BB.9 Index	(2,524)	65,000	29,010	9/17/58	(500 bp) —	26,431
					Monthly
CMBX NA BB.9 Index	(4,617)	29,000	12,943	9/17/58	(500 bp) —	8,302
					Monthly
CMBX NA BB.9 Index	(2,236)	14,000	6,248	9/17/58	(500 bp) —	4,000
					Monthly
CMBX NA BB.9 Index	(2,212)	14,000	6,248	9/17/58	(500 bp) —	4,025
					Monthly
CMBX NA BBB–.11 Index	(5,294)	34,000	7,694	11/18/54	(300 bp) —	2,383
					Monthly
CMBX NA BBB–.12 Index	(48,631)	144,000	34,027	8/17/61	(300 bp) —	(14,676)
					Monthly

104 Master Intermediate Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/20 cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt *	(paid)**	amount	Value	date	by fund	(depreciation)
JPMorgan Securities LLC
CMBX NA BB.11 Index	$(326,686)	$599,000	$215,161	11/18/54	(500 bp) —	$(112,025)
					Monthly
CMBX NA BB.11 Index	(22,651)	44,000	22,141	5/11/63	(500 bp) —	(547)
					Monthly
CMBX NA BB.12 Index	(160,920)	293,000	99,444	8/17/61	(500 bp) —	(61,720)
					Monthly
CMBX NA BB.17 Index	(495,531)	1,012,000	445,179	1/17/47	(500 bp) —	(51,196)
					Monthly
CMBX NA BB.9 Index	(48,926)	99,000	44,184	9/17/58	(500 bp) —	(4,825)
					Monthly
CMBX NA BBB– .12 Index	(9,991)	49,000	11,579	8/17/61	(300 bp) —	1,563
					Monthly
CMBX NA BBB–.10 Index	(29,298)	104,000	25,511	11/17/59	(300 bp) —	(3,839)
					Monthly
CMBX NA BBB–.10 Index	(15,790)	53,000	13,001	11/17/59	(300 bp) —	(2,816)
					Monthly
CMBX NA BBB–.11 Index	(53,117)	169,000	38,245	11/18/54	(300 bp) —	(14,957)
					Monthly
CMBX NA BBB–.11 Index	(54,483)	169,000	38,245	11/18/54	(300 bp) —	(16,323)
					Monthly
CMBX NA BBB–.11 Index	(26,364)	84,000	19,009	11/18/54	(300 bp) —	(7,397)
					Monthly
CMBX NA BBB–.11 Index	(26,401)	84,000	19,009	11/18/54	(300 bp) —	(7,434)
					Monthly
CMBX NA BBB–.12 Index	(33,526)	96,000	22,685	8/17/61	(300 bp) —	(10,890)
					Monthly
CMBX NA BBB–.12 Index	(19,245)	58,000	13,705	8/17/61	(300 bp) —	(5,568)
					Monthly
CMBX NA BBB–.7 Index	(214,338)	913,000	233,363	1/17/47	(300 bp) —	18,568
					Monthly
Merrill Lynch International
CMBX NA BB.10 Index	(15,875)	279,000	126,192	11/17/59	(500 bp) —	110,084
					Monthly
CMBX NA BB.11 Index	(130,972)	265,000	95,188	11/18/54	(500 bp) —	(36,005)
					Monthly
CMBX NA BB.9 Index	(36,425)	935,000	417,291	9/17/58	(500 bp) —	380,087
					Monthly
CMBX NA BBB– .10 Index	(20,367)	94,000	23,058	11/17/59	(300 bp) —	2,644
					Monthly
CMBX NA BBB–.7 Index	(32,451)	396,000	101,218	1/17/47	(300 bp) —	68,568
					Monthly
Morgan Stanley & Co. International PLC
CMBX NA BBB–.7 Index	(17,831)	175,000	44,730	1/17/47	(300 bp) —	26,812
					Monthly
CMBX NA BB.10 Index	(14,683)	140,000	63,322	11/17/59	(500 bp) —	48,523
					Monthly

Master Intermediate Income Trust 105

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/20 cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt *	(paid)**	amount	Value	date	by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BB.11 Index	$(3,049)	$32,000	$11,494	11/18/54	(500 bp) —	$8,418
					Monthly
CMBX NA BB.12 Index	(10,868)	152,000	51,589	8/17/61	(500 bp) —	40,595
					Monthly
CMBX NA BB.12 Index	(7,605)	144,000	48,874	8/17/61	(500 bp) —	41,149
					Monthly
CMBX NA BB.12 Index	(7,667)	105,000	35,637	8/17/61	(500 bp) —	27,883
					Monthly
CMBX NA BB.12 Index	(40,800)	68,000	23,079	8/17/61	(500 bp) —	(17,777)
					Monthly
CMBX NA BB.12 Index	(3,668)	52,000	17,649	8/17/61	(500 bp) —	13,937
					Monthly
CMBX NA BB.12 Index	(2,777)	34,000	11,540	9/17/58	(500 bp) —	8,734
					Monthly
CMBX NA BB.7 Index	(39,014)	194,000	85,341	1/17/47	(500 bp) —	46,164
					Monthly
CMBX NA BB.7 Index	(17,547)	91,000	40,031	1/17/47	(500 bp) —	22,408
					Monthly
CMBX NA BB.7 Index	(11,040)	59,000	25,954	1/17/47	(500 bp) —	14,865
					Monthly
CMBX NA BB.7 Index	(6,055)	30,000	13,197	1/17/47	(500 bp) —	7,117
					Monthly
CMBX NA BB.9 Index	(5,010)	142,000	63,375	9/17/58	(500 bp) —	58,247
					Monthly
CMBX NA BB.9 Index	(5,782)	94,000	41,952	9/17/58	(500 bp) —	36,092
					Monthly
CMBX NA BB.9 Index	(8,785)	66,000	29,456	9/17/58	(500 bp) —	20,616
					Monthly
CMBX NA BB.9 Index	(3,952)	65,000	29,010	9/17/58	(500 bp) —	25,004
					Monthly
CMBX NA BB.9 Index	(8,830)	65,000	29,010	9/17/58	(500 bp) —	20,126
					Monthly
CMBX NA BB.9 Index	(8,614)	63,000	28,117	9/17/58	(500 bp) —	19,451
					Monthly
CMBX NA BB.9 Index	(9,506)	63,000	28,117	9/17/58	(500 bp) —	18,559
					Monthly
CMBX NA BB.9 Index	(1,876)	48,000	21,422	9/17/58	(500 bp) —	19,506
					Monthly
CMBX NA BB.9 Index	(1,685)	34,000	15,174	9/17/58	(500 bp) —	13,461
					Monthly
CMBX NA BB.9 Index	(4,541)	30,000	13,389	9/17/58	(500 bp) —	8,823
					Monthly
CMBX NA BB.9 Index	(4,541)	30,000	13,389	9/17/58	(500 bp) —	8,823
					Monthly
CMBX NA BB.9 Index	(352)	4,000	1,785	9/17/58	(500 bp) —	1,430
					Monthly

106 Master Intermediate Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/20 cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt *	(paid)**	amount	Value	date	by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BBB– .12 Index	$(39,536)	$174,000	$41,116	8/17/61	(300 bp) —	$1,493
					Monthly
CMBX NA BBB– .12 Index	(15,942)	77,000	18,195	8/17/61	(300 bp) —	2,215
					Monthly
CMBX NA BBB–.11 Index	(59,853)	187,000	42,318	11/18/54	(300 bp) —	(17,629)
					Monthly
CMBX NA BBB–.11 Index	(59,853)	187,000	42,318	11/18/54	(300 bp) —	(17,629)
					Monthly
CMBX NA BBB–.11 Index	(53,382)	169,000	38,245	11/18/54	(300 bp) —	(15,222)
					Monthly
CMBX NA BBB–.11 Index	(53,488)	169,000	38,245	11/18/54	(300 bp) —	(15,329)
					Monthly
CMBX NA BBB–.11 Index	(26,285)	167,000	37,792	11/18/54	(300 bp) —	11,423
					Monthly
CMBX NA BBB–.11 Index	(26,216)	84,000	19,009	11/18/54	(300 bp) —	(7,249)
					Monthly
CMBX NA BBB–.12 Index	(27,917)	84,000	19,849	8/17/61	(300 bp) —	(8,109)
					Monthly
CMBX NA BBB–.12 Index	(10,510)	34,000	8,034	8/17/61	(300 bp) —	(2,493)
					Monthly
CMBX NA BBB–.7 Index	(14,540)	229,000	58,532	1/17/47	(300 bp) —	43,883
					Monthly
Upfront premium received	—	Unrealized appreciation				3,331,117
Upfront premium (paid)	(4,056,487)	Unrealized (depreciation)				(686,877)
Total	$(4,056,487)	Total				$2,644,240

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Master Intermediate Income Trust 107

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks * :
Capital goods	$373	$—	$—
Consumer cyclicals	68,167	4,007	—
Energy	—	7	—
Health care	4,959	—	—
Utilities and power	—	10,802	—
Total common stocks	73,499	14,816	—
Asset-backed securities	—	2,070,799	—
Convertible bonds and notes	—	15,030,651	—
Corporate bonds and notes	—	53,477,929	135
Foreign government and agency bonds and notes	—	25,882,954	—
Mortgage-backed securities	—	95,381,766	—
Purchased options outstanding	—	1,431,428	—
Purchased swap options outstanding	—	10,079,533	—
Senior loans	—	6,887,361	—
U.S. government and agency mortgage obligations	—	240,698,094	—
U.S. treasury obligations	—	1,417,150	—
Warrants	—	—	6,844
Short-term investments	14,647,784	19,391,252	—
Totals by level	$14,721,283	$471,763,733	$6,979

		Valuation inputs
Other financial instruments:	Level 1	Level 2 Level 3
Forward currency contracts	$—	$237,161	$—
Futures contracts	(177,536)	—	—
Written options outstanding	—	(659,229)	—
Written swap options outstanding	—	(9,102,939)	—
Forward premium swap option contracts	—	2,531,946	—
TBA sale commitments	—	(160,269,452)	—
Interest rate swap contracts	—	3,271,780	—
Total return swap contracts	—	(2,950,032)	—
Credit default contracts	—	(16,396,943)	—
Totals by level	$(177,536)	$(183,337,708)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

108 Master Intermediate Income Trust

Statement of assets and liabilities 9/30/20

ASSETS
Investment in securities, at value (Notes 1 and 9):
Unaffiliated issuers (identified cost $481,141,423)	$473,687,211
Affiliated issuers (identified cost $12,804,784) (Notes 1 and 5))	12,804,784
Foreign currency (cost $4,902) (Note 1)	4,189
Interest and other receivables	2,398,469
Receivable for investments sold	468,789
Receivable for sales of TBA securities (Note 1)	127,298,289
Receivable for variation margin on futures contracts (Note 1)	41,412
Receivable for variation margin on centrally cleared swap contracts (Note 1)	3,098,532
Unrealized appreciation on forward premium swap option contracts (Note 1)	8,413,908
Unrealized appreciation on forward currency contracts (Note 1)	1,041,692
Unrealized appreciation on OTC swap contracts (Note 1)	3,509,950
Premium paid on OTC swap contracts (Note 1)	4,056,518
Prepaid assets	12,609
Total assets	636,836,352

LIABILITIES
Payable to custodian	6,776
Payable for investments purchased	1,706,992
Payable for purchases of delayed delivery securities (Note 1)	55,000
Payable for purchases of TBA securities (Note 1)	205,509,873
Payable for compensation of Manager (Note 2)	432,362
Payable for custodian fees (Note 2)	113,836
Payable for investor servicing fees (Note 2)	18,533
Payable for Trustee compensation and expenses (Note 2)	137,148
Payable for administrative services (Note 2)	745
Payable for variation margin on centrally cleared swap contracts (Note 1)	2,872,500
Distributions payable to shareholders	1,769,323
Unrealized depreciation on OTC swap contracts (Note 1)	13,324,692
Premium received on OTC swap contracts (Note 1)	10,619,239
Unrealized depreciation on forward currency contracts (Note 1)	804,531
Unrealized depreciation on forward premium swap option contracts (Note 1)	5,881,962
Written options outstanding, at value (premiums $7,459,803) (Note 1)	9,762,168
TBA sale commitments, at value (proceeds receivable $160,159,766) (Note 1)	160,269,452
Collateral on certain derivative contracts and TBA commitments, at value (Notes 1 and 9)	3,260,150
Other accrued expenses	200,103
Total liabilities	416,745,385

Net assets	$220,090,967

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$327,383,278
Total distributable earnings (Note 1)	(107,292,311)
Total — Representing net assets applicable to capital shares outstanding	$220,090,967

COMPUTATION OF NET ASSET VALUE
Net asset value per share
($220,090,967 divided by 51,227,679 shares)	$4.30

The accompanying notes are an integral part of these financial statements.

Master Intermediate Income Trust 109

Statement of operations Year ended 9/30/20
INVESTMENT INCOME
Interest (including interest income of $141,177 from investments in affiliated issuers) (Note 5)	$11,654,235
Total investment income	11,654,235

EXPENSES
Compensation of Manager (Note 2)	1,760,468
Investor servicing fees (Note 2)	116,799
Custodian fees (Note 2)	107,759
Trustee compensation and expenses (Note 2)	7,485
Administrative services (Note 2)	6,159
Auditing and tax fees	150,935
Other	218,034
Total expenses	2,367,639
Expense reduction (Note 2)	(988)
Net expenses	2,366,651

Net investment income	9,287,584

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	6,582,926
Net increase from payments by affiliates (Note 2)	2,182
Foreign currency transactions (Note 1)	(11,551)
Forward currency contracts (Note 1)	(1,163,459)
Futures contracts (Note 1)	102,531
Swap contracts (Note 1)	(8,949,812)
Written options (Note 1)	5,200,249
Total net realized gain	1,763,066
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	(5,932,602)
Assets and liabilities in foreign currencies	31,707
Forward currency contracts	325,755
Futures contracts	75,406
Swap contracts	(12,198,296)
Written options	(2,520,680)
Total change in net unrealized depreciation	(20,218,710)

Net loss on investments	(18,455,644)

Net decrease in net assets resulting from operations	$(9,168,060)

The accompanying notes are an integral part of these financial statements.

110 Master Intermediate Income Trust

Statement of changes in net assets
DECREASE IN NET ASSETS	Year ended 9/30/20	Year ended 9/30/19
Operations
Net investment income	$9,287,584	$12,280,509
Net realized gain (loss) on investments
and foreign currency transactions	1,763,066	(4,185,597)
Change in net unrealized appreciation (depreciation)
of investments and assets and liabilities
in foreign currencies	(20,218,710)	3,257,250
Net increase (decrease) in net assets resulting
from operations	(9,168,060)	11,352,162
Distributions to shareholders (Note 1):
From ordinary income
Net investment income	(10,765,727)	(17,889,147)
From return of capital	(7,761,471)	—
Decrease from capital share transactions (Note 5)	(2,329,812)	(6,011,177)
Increase in capital share transactions from reinvestment
of distributions	155,053	—
Total decrease in net assets	(29,870,017)	(12,548,162)
NET ASSETS
Beginning of year	249,960,984	262,509,146
End of year	$220,090,967	$249,960,984
NUMBER OF FUND SHARES
Shares outstanding at beginning of year	51,795,725	53,153,364
Shares repurchased (Note 5)	(604,664)	(1,357,639)
Shares issued in connection with reinvestment
of distributions	36,618	—
Shares outstanding at end of year	51,227,679	51,795,725

The accompanying notes are an integral part of these financial statements.

Master Intermediate Income Trust 111

Financial highlights (For a common share outstanding throughout the period)
PER-SHARE OPERATING PERFORMANCE
			Year ended
	9/30/20	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$4.83	$4.94	$5.03	$4.86	$5.03
Investment operations:
Net investment income a	.18	.24	.26	.26	.28
Net realized and unrealized
gain (loss) on investments	(.35)	(.02)	(.06)	.21	(.15)
Total from investment operations	(.17)	.22	.20	.47	.13
Less distributions:
From net investment income	(.21)	(.34)	(.29)	(.31)	(.31)
From return of capital	(.15)	—	—	—	—
Total distributions	(.36)	(.34)	(.29)	(.31)	(.31)
Increase from shares repurchased	— [e]	.01	— [e]	.01	.01
Net asset value, end of period	$4.30	$4.83	$4.94	$5.03	$4.86
Market value, end of period	$4.11	$4.59	4.52	$4.73	$4.42
Total return at market value (%) b	(2.85)	9.48	1.66	14.32	5.08

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in thousands)	$220,091	$249,961	$262,509	$269,544	$263,234
Ratio of expenses to average
net assets (%) c	1.01	1.02	1.00	.99	1.00
Ratio of net investment income
to average net assets (%)	3.98	4.90	5.11	5.24	5.82
Portfolio turnover (%) d	995	899	715	976	823

a Per share net investment income has been determined on the basis of weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment.

c Includes amounts paid through expense offset arrangements, if any (Note 2).

d Portfolio turnover includes TBA purchase and sales commitments.

e Amount represents less than $0.01 per share

The accompanying notes are an integral part of these financial statements.

112 Master Intermediate Income Trust

Notes to financial statements 9/30/20

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from October 1, 2019 through September 30, 2020.

Putnam Master Intermediate Income Trust (the fund) is a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company. The goal of the fund is to seek with equal emphasis high current income and relative stability of net asset value by allocating its investments among the U.S. investment grade sector, high-yield sector, and international sector. The fund’s shares trade on a stock exchange at market prices, which may be lower than the fund’s net asset value. In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, transfer agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various

Master Intermediate Income Trust 113

relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, and including amortization and accretion of premiums and discounts on debt securities, is recorded on the accrual basis.

The fund may have earned certain fees in connection with its senior loan purchasing activities. These fees, if any, are treated as market discount and are amortized into income in the Statement of operations.

Securities purchased or sold on a forward commitment or delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange

114 Master Intermediate Income Trust

gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts for hedging duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging currency exposures and for gaining exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Master Intermediate Income Trust 115

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names, for hedging market risk and for gaining exposure to specific sectors.

116 Master Intermediate Income Trust

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

Master Intermediate Income Trust 117

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $14,884,495 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $15,046,868 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At September 30, 2020, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$38,403,528	$30,892,679	$69,296,207

118 Master Intermediate Income Trust

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The fund uses targeted distribution rates, whose principal source of the distribution is ordinary income. However, the balance of the distribution, if any, comes first from capital gain and then will constitute a return of capital.  A return of capital is not taxable; rather it reduces a shareholder’s tax basis in their shares of the fund. The fund may make return of capital distributions to achieve the targeted distribution rates. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from foreign currency gains and losses, from late year loss deferrals, from dividends payable, from defaulted bond interest, from income on swap contracts, from interest-only securities, from a return of capital due to distributions which exceed those required under the excise rules, from real estate mortgage investment conduits, and from ISDA Fix Anti Trust Settlement. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $1,165,842 to decrease distributions in excess of net investment income, $882 to increase paid-in capital and $1,166,724 to increase accumulated net realized loss.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$39,462,039
Unrealized depreciation	(64,357,473)
Net unrealized depreciation	(24,895,434)
Capital loss carryforward	(69,296,207)
Post-October capital loss deferral	(10,416,513)
Cost for federal income tax purposes	$327,869,254

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management for management and investment advisory services quarterly based on the average net assets (including assets, but excluding liabilities, attributable to leverage for investment purposes) of the fund. The fee is based on the following annual rates:

	of the first $500 million of average		of the next $5 billion of average
0.750%	net assets,	0.480%	net assets,
	of the next $500 million of average		of the next $5 billion of average
0.650%	net assets,	0.470%	net assets,
	of the next $500 million of average		of the next $5 billion of average
0.600%	net assets,	0.460%	net assets,
	of the next $5 billion of average		of the next $5 billion of average
0.550%	net assets,	0.450%	net assets,
	of the next $5 billion of average		of the next $5 billion of average
0.525%	net assets,	0.440%	net assets,
	of the next $5 billion of average		of the next $8.5 billion of average net
0.505%	net assets,	0.430%	assets and
	of the next $5 billion of average	0.420%	of any excess thereafter.
0.490%	net assets,

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.754% of the fund’s average net assets.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

Master Intermediate Income Trust 119

Putnam Management voluntarily reimbursed the fund $2,182 for a trading error which occurred during the reporting period. The effect of the loss incurred and the reimbursement by Putnam Management of such amounts had no material impact on total return.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.05% of the fund’s average daily net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $988 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $162, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$3,053,108,100	$3,067,410,045
U.S. government securities (Long-term)	—	—
Total	$3,053,108,100	$3,067,410,045

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Shares repurchased

In September 2020, the Trustees approved the renewal of the repurchase program to allow the fund to repurchase up to 10% of its outstanding common shares over the 365 day period ending September 30, 2021 (based on shares outstanding as of September 30, 2020). Prior to this renewal, the Trustees had approved a repurchase program to allow the fund to repurchase up to 10% of its outstanding common shares over the 356 day period ending September 30, 2020 (based on shares outstanding as of October 9, 2019). Repurchases are made when the fund’s shares are trading at less than net asset value and in accordance with procedures approved by the fund’s Trustees. At Putnam’s recommendation, the share repurchase program was temporarily suspended on March 24, 2020 and reinstated July 1, 2020.

120 Master Intermediate Income Trust

For the reporting period, the fund repurchased 604,664 common shares for an aggregate purchase price of $2,329,812, which reflects a weighted-average discount from net asset value per share of 9.46%. The weighted-average discount reflects the payment of commissions by the fund to execute repurchase trades.

For the previous fiscal year, the fund repurchased 1,357,639 common shares for an aggregate purchase price of $6,011,177, which reflected a weighted-average discount from net asset value per share of 8.30%. The weighted-average discount reflected the payment of commissions by the fund to execute repurchase trades.

At the close of the reporting period, Putnam Investments, LLC owned approximately 1,971 shares of the fund (0.004% of the fund’s shares outstanding), valued at $8,475 based on net asset value.

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 9/30/19	cost	proceeds	income	of 9/30/20
Short-term investments
Putnam Short Term
Investment Fund*	$11,984,818	$97,718,555	$96,898,589	$141,177	$12,804,784
Total Short-term
investments	$11,984,818	$97,718,555	$96,898,589	$141,177	$12,804,784

* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.

There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations.

The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

On July 27, 2017, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021.  LIBOR has historically been a common benchmark interest rate index used to make adjustments to variable-rate loans. It is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments and borrowing arrangements. The transition process might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. While some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Beginning in January 2020, global financial markets have experienced, and may continue to experience, significant volatility resulting from the spread of a virus known as COVID–19. The outbreak of COVID–19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID–19 have adversely affected, and may continue to adversely affect, the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the fund’s performance.

Master Intermediate Income Trust 121

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased equity option contracts (contract amount)	$—*
Purchased TBA commitment option contracts (contract amount)	$175,400,000
Purchased currency option contracts (contract amount)	$61,500,000
Purchased swap option contracts (contract amount)	$683,800,000
Written equity option contracts (contract amount)	$—*
Written TBA commitment option contracts (contract amount)	$184,000,000
Written currency option contracts (contract amount)	$50,100,000
Written swap option contracts (contract amount)	$438,100,000
Futures contracts (number of contracts)	700
Forward currency contracts (contract amount)	$162,200,000
OTC interest rate swap contracts (notional)	$—*
Centrally cleared interest rate swap contracts (notional)	$1,151,500,000
OTC total return swap contracts (notional)	$17,800,000
Centrally cleared total return swap contracts (notional)	$139,400,000
OTC credit default contracts (notional)	$88,000,000
Centrally cleared credit default contracts (notional)	$730,000
Warrants (number of warrants)	5,000

* For the reporting period there were no holdings at the end of each fiscal quarter and the transactions were considered minimal.

122 Master Intermediate Income Trust

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
	Receivables, Net
	assets — Unrealized		Payables, Net assets —
Credit contracts	appreciation	$6,700,727	Unrealized depreciation	$23,097,670
Foreign exchange
contracts	Investments, Receivables	1,904,785	Payables	1,075,372
	Investments,
	Receivables, Net
	assets — Unrealized		Payables, Net assets —
Equity contracts	appreciation	6,844	Unrealized depreciation	—
	Investments,
	Receivables, Net
	assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	34,320,055*	Unrealized depreciation	30,487,356*
Total		$42,932,411		$54,660,398

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$998,630	$998,630
Foreign exchange contracts	—	—	(1,163,459)	—	(1,163,459)
Interest rate contracts	14,287,785	102,531	—	(9,948,442)	4,441,874
Total	$14,287,785	$102,531	$(1,163,459)	$(8,949,812)	$4,277,045

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$(11,392,274)	$(11,392,274)
Foreign exchange contracts	(175,261)	—	325,755	—	150,494
Interest rate contracts	249,496	75,406	—	(806,022)	(481,120)
Total	$74,235	$75,406	$325,755	$(12,198,296)	$(11,722,900)

Master Intermediate Income Trust 123

Note 9: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	Toronto- Dominion Bank	UBS AG	WestPac Banking Corp.	Total
Assets:
Centrally cleared interest rate
swap contracts§	$—	$—	$3,098,532	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$3,098,532
OTC Total return
swap contracts*#	—	35,914	—	6,821	—	10,244	—	15,090	—	3,516	1,930	—	—	—	—	—	—	—	73,515
OTC Credit default
contracts — protection sold*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default
contracts — protection
purchased*#	—	—	—	—	1,793,594	1,143,767	—	596,117	—	—	1,257,861	761,468	1,147,915	—	—	—	—	—	6,700,722
Futures contracts§	—	—	—	—	—	—	—	—	—	—	41,412	—	—	—	—	—	—	—	41,412
Forward currency contracts #	30,161	97,670	—	71,814	—	22,533	—	68,392	56,904	35,648	—	—	25,269	75,096	325,043	50,168	117,763	65,231	1,041,692
Forward premium swap
option contracts #	1,963,312	120,253	—	358,784	—	—	—	339,026	—	3,981,309	—	—	1,045,101	—	—	—	606,123	—	8,413,908
Purchased swap options **#	56,510	67,307	—	1,287,962	—	—	—	614,995	—	1,863,472	—	—	5,296,431	—	—	97,943	794,913	—	10,079,533
Purchased options **#	187,193	—	—	—	—	92,876	—	188,677	264,834	568,335	—	—	77,013	—	—	—	52,500	—	1,431,428
Total Assets	$2,237,176	$321,144	$3,098,532	$1,725,381	$1,793,594	$1,269,420	$—	$1,822,297	$321,738	$6,452,280	$1,301,203	$761,468	$7,591,729	$75,096	$325,043	$148,111	$1,571,299	$65,231	$30,880,742
Liabilities:
Centrally cleared interest rate
swap contracts§	—	—	2,872,500	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	2,872,500
OTC Total return swap
contracts*#	—	31,440	—	—	—	1,367	1,720	9,410	—	912	9,186	—	—	—	—	—	—	—	54,035
OTC Credit default
contracts — protection sold*#	259,463	—	—	—	3,235,823	5,211,675	—	4,127,223	—	—	5,844,466	838,382	3,580,633	—	—	—	—	—	23,097,665
OTC Credit default
contracts — protection
purchased*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Forward currency contracts #	62,881	15,900	—	56,363	—	22,960	—	106,071	9,713	152,474	—	—	32,899	5,966	174,581	57,262	82,740	24,721	804,531
Forward premium swap
option contracts #	888,516	58,568	—	332,392	—	—	—	312,972	—	2,641,775	—	—	900,421	—	—	—	747,318	—	5,881,962
Written swap options #	47,483	108,588	—	1,402,416	—	—	—	416,416	—	1,909,445	—	—	4,499,520	—	—	152,492	566,579	—	9,102,939
Written options #	65,700	—	—	—	—	17,356	—	50,669	79,857	388,388	—	—	36,192	—	—	—	21,067	—	659,229
Total Liabilities	$1,324,043	$214,496	$2,872,500	$1,791,171	$3,235,823	$5,253,358	$1,720	$5,022,761	$89,570	$5,092,994	$5,853,652	$838,382	$9,049,665	$5,966	$174,581	$209,754	$1,417,704	$24,721	$42,472,861
Total Financial and
Derivative Net Assets	$913,133	$106,648	$226,032	$(65,790)	$(1,442,229)	$(3,983,938)	$(1,720)	$(3,200,464)	$232,168	$1,359,286	$(4,552,449)	$(76,914)	$(1,457,936)	$69,130	$150,462	$(61,643)	$153,595	$40,510	$(11,592,119)

124 Master Intermediate Income Trust	Master Intermediate Income Trust 125

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Deutsche BankAG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	Toronto- Dominion Bank	UBS AG	WestPac Banking Corp.	Total
Total collateral received
(pledged)†##	$913,133	$19,767	$—	$(65,790)	$(1,442,229)	$(3,983,938)	$—	$(3,184,843)	$125,921	$1,359,286	$(4,552,449)	$(76,914)	$(1,375,930)	$69,130	$150,462	$(61,643)	$153,595	$—
Net amount	$—	$86,881	$226,032	$—	$—	$—	$(1,720)	$(15,621)	$106,247	$—	$—	$—	$(82,006)	$—	$—	$—	$—	$40,510
Controlled collateral
received (including
TBA commitments)**	$1,000,894	$19,767	$—	$—	$—	$—	$—	$—	$125,921	$1,543,000	$—	$—	$—	$110,000	$270,568	$—	$190,000	$—	$3,260,150
Uncontrolled collateral
received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including
TBA commitments)**	$—	$—	$—	$(111,000)	$(1,475,904)	$(4,071,591)	$—	$(3,184,843)	$—	$—	$(4,594,622)	$(121,989)	$(1,375,930)	$—	$—	$(110,989)	$—	$—	$(15,046,868)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $611,000 and $3,232,816, respectively.

Note 10: New accounting pronouncements

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017–08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310–20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities held at a premium, to be amortized to the earliest call date. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. The adoption of these amendments is not material to the financial statements.

Note 11: Change in independent accountants (Unaudited)

On March 20, 2020, the Audit, Compliance and Distributions Committee of the Trustees of the Putnam Funds approved and recommended the decision to change the Fund’s independent accountant and to not retain KPMG LLP, and on April 3, 2020, upon request of the Putnam Funds, KPMG LLP provided a letter of resignation. During the two previous fiscal years, KPMG LLP audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, in connection with its audits for the two previous fiscal years and the subsequent interim period through April 3, 2020: (i) there were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of KPMG LLP would have caused it to make reference to the subject matter of the disagreements in its report on the Fund’s financial statements for such years, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended.

On April 17, 2020, the Audit, Compliance and Distributions Committee of the Trustees of the Putnam Funds approved and recommended the decision to appoint PricewaterhouseCoopers LLP as the Fund’s independent accountant.

126 Master Intermediate Income Trust	Master Intermediate Income Trust 127

Federal tax information (Unaudited)

The Form 1099 that will be mailed to you in January 2021 will show the tax status of all distributions paid to your account in calendar 2020.

For the reporting period, a portion of the fund’s distribution represents a return of capital and is therefore not taxable to shareholders. The return of capital is partly due to foreign currency losses.

For the reporting period, pursuant to §871(k) of the Internal Revenue Code, the fund hereby designates $5,841,095 of distributions paid as qualifying to be taxed as interest-related dividends.

128 Master Intermediate Income Trust

Shareholder meeting results (Unaudited)

April 24, 2020 annual meeting

At the meeting, a proposal to fix the number of Trustees at 11 was approved as follows:
Votes for	Votes against	Abstentions
42,965,525	588,952	528,526

At the meeting, each of the nominees for Trustees was elected as follows:
	Votes for	Votes withheld
Liaquat Ahamed	42,909,321	1,169,767
Ravi Akhoury	41,745,109	2,336,163
Barbara M. Baumann	41,855,946	2,229,134
Katinka Domotorffy	41,835,848	2,244,750
Catharine Bond Hill	42,940,865	1,145,311
Paul L. Joskow	42,882,986	1,194,020
Kenneth R. Leibler	42,970,984	1,110,908
Robert L. Reynolds	42,969,835	1,112,281
George Putnam, III	42,994,718	1,090,615
Manoj P. Singh	41,650,797	2,431,113
Mona K. Sutphen	42,830,680	1,250,762

All tabulations are rounded to the nearest whole number.

Master Intermediate Income Trust 129

About the Trustees

INDEPENDENT TRUSTEES

Liaquat Ahamed

Born 1952, Trustee since 2012

Principal occupations during past five years: Author; won Pulitzer Prize for *Lords of Finance: The Bankers Who Broke the World.*

Other directorships: Chairman of the Sun Valley Writers Conference, a literary not-for-profit organization, and a Trustee of the Journal of Philosophy.

Ravi Akhoury

Born 1947, Trustee since 2009

Principal occupations during past five years: Private investor

Other directorships: Director of English Helper, Inc., a private software company; Trustee of the Rubin Museum, serving on the Investment Committee; and previously a Director of RAGE Frameworks, Inc.

Barbara M. Baumann

Born 1955, Trustee since 2010

Principal occupations during past five years: President of Cross Creek Energy Corporation, a strategic consultant to domestic energy firms and direct investor in energy projects.

Other directorships: Director of Ascent Resources, LLC, a private exploration and production company established to acquire, explore for, develop, and produce natural gas, oil, and natural gas liquids reserves in the Appalachian Basin; Director of Devon Energy Corporation, a publicly traded independent natural gas and oil exploration and production company; Director of National Fuel Gas Company, a publicly traded energy company that engages in the production, gathering, transportation, distribution, and marketing of natural gas; Senior Advisor to the energy private equity firm First Reserve; member of the Finance Committee of the Children's Hospital of Colorado; member of the Investment Committee of the Board of The Denver Foundation; and previously a Director of publicly traded companies Buckeye Partners LP, UNS Energy Corporation, CVR Energy Company, and SM Energy Corporation.

Katinka Domotorffy

Born 1975, Trustee since 2012

Principal occupations during past five years: Voting member of the Investment Committees of the Anne Ray Foundation and Margaret A. Cargill Foundation, part of the Margaret A. Cargill Philanthropies.

Other directorships: Director of the Great Lakes Science Center and of College Now Greater Cleveland.

Catharine Bond Hill

Born 1954, Trustee since 2017

Principal occupations during past five years: Managing Director of Ithaka S+R, a not-for-profit service that helps the academic community navigate economic and technological change. From 2006 to 2016, the 10th president of Vassar College.

Other directorships: Director of Yale-NUS College and Trustee of Yale University.

Paul L. Joskow

Born 1947, Trustee since 1997

Principal occupations during past five years: The Elizabeth and James Killian Professor of Economics, Emeritus at the Massachusetts Institute of Technology (MIT). From 2008 to 2017, the President of the Alfred P. Sloan Foundation, a philanthropic institution focused primarily on research and education on issues related to science, technology, and economic performance.

Other directorships: Trustee of Yale University; a Director of Exelon Corporation, an energy company focused on power services; and a member Emeritus of the Board of Advisors of the Boston Symphony Orchestra.

Kenneth R. Leibler

Born 1949, Trustee since 2006
Vice Chair from 2016 to 2018,
and Chair since 2018

Principal occupations during past five years: Vice Chairman Emeritus of the Board of Trustees of Beth Israel Deaconess Hospital in Boston. Member of the Investment Committee of the Boston Arts Academy Foundation.

Other directorships: Director of Eversource Corporation, which operates New England's largest energy delivery system; previously the Chairman of the Boston Options Exchange, an electronic market place for the trading of listed derivatives securities; previously the Chairman and Chief Executive Officer of the Boston Stock Exchange; and previously the President and Chief Operating Officer of the American Stock Exchange.

130 Master Intermediate Income Trust

George Putnam, III
Born 1951, Trustee since 1984
Principal occupations during past five years: Chairman of New Generation Research, Inc., a publisher of financial advisory and other research services, and President of New Generation Advisors, LLC, a registered investment adviser to private funds.

Other directorships: Director of The Boston Family Office, LLC, a registered investment advisor; a Trustee of the Gloucester Marine Genomics Institute; previously a Trustee of the Marine Biological Laboratory; and previously a Trustee of Epiphany School.

Manoj P. Singh
Born 1952, Trustee since 2017
Principal occupations during past five years: Until 2015, Chief Operating Officer and Global Managing Director at Deloitte Touche Tohmatsu, Ltd., a global professional services organization, serving on the Deloitte U.S. Board of Directors and the boards of Deloitte member firms in China, Mexico, and Southeast Asia.

Other directorships: Director of Abt Associates, a global research firm working in the fields of health, social and environmental policy, and international development; Trustee of Carnegie Mellon University; Director of Pratham USA, an organization dedicated to children's education in India; member of the advisory board of Altimetrik, a business transformation and technology solutions firm; and Director of DXC Technology, a global IT services and consulting company.

Mona K. Sutphen
Born 1967, Trustee since 2020
Principal occupations during past five years: Senior Advisor at The Vistria Group, a private investment firm focused on middle-market companies in the healthcare, education, and financial services industries. From 2014 to 2018, Partner at Macro Advisory Partners, a global consulting firm.

Other directorships: Director of Unitek Learning, a private nursing and medical services education provider in the United States; Director of Pioneer Natural Resources, a publicly traded company engaged in oil exploration and production in the Permian basin; previous Director of Pattern Energy, a publicly traded renewable energy company; Board Member, International Rescue Committee; Co-Chair of the Board of Human Rights First; Trustee of Mount Holyoke College; and member of the Advisory Board for the Center on Global Energy Policy at Columbia University's School of International and Public Affairs.

INTERESTED TRUSTEE

Robert L. Reynolds*
Trustee since 2008 and President and Chief Executive Officer of Putnam Investments since 2008
Principal occupations during past five years: President and Chief Executive Officer of Putnam Investments; President and Chief Executive Officer of Great-West Financial, a financial services company that provides retirement savings plans, life insurance, and annuity and executive benefits products; President and Chief Executive Officer of Great-West Lifeco U.S. Inc., a holding company that owns Putnam Investments and Great-West Financial; and member of Putnam Investments' and Great-West Financial's Board of Directors.

Other directorships: Director of West Virginia University Foundation; director of the Concord Museum; director of Dana-Farber Cancer Institute; Chairman of Massachusetts Competitive Partnership; director of Boston Chamber of Commerce; member of the Chief Executives Club of Boston; member of the National Innovation Initiative; member of the Massachusetts General Hospital President's Council; member of the Council on Competitiveness; and previously the President of the Commercial Club of Boston.

* Mr. Reynolds is an “interested person” (as defined in the Investment Company Act of 1940) of the fund and Putnam Investments. He is President and Chief Executive Officer of Putnam Investments, as well as the President of your fund and each of the other Putnam funds.

The address of each Trustee is 100 Federal Street, Boston, MA 02110.

As of September 30, 2020, there were 98 Putnam funds. All Trustees serve as Trustees of all Putnam funds.

Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 75, removal, or death.

Master Intermediate Income Trust 131

Officers

In addition to Robert L. Reynolds, the other officers of the fund are shown below:

Robert T. Burns (Born 1961)	Richard T. Kircher (Born 1962)
Vice President and Chief Legal Officer	Vice President and BSA Compliance Officer
Since 2011	Since 2019
General Counsel, Putnam Investments,	Assistant Director, Operational Compliance, Putnam
Putnam Management, and Putnam Retail Management	Investments and Putnam Retail Management

James F. Clark (Born 1974)	Susan G. Malloy (Born 1957)
Vice President and Chief Compliance Officer	Vice President and Assistant Treasurer
Since 2016	Since 2007
Chief Compliance Officer and Chief Risk Officer,	Head of Accounting and Middle Office Services,
Putnam Investments and Chief Compliance Officer,	Putnam Investments and Putnam Management
Putnam Management
Denere P. Poulack (Born 1968)
Nancy E. Florek (Born 1957)	Assistant Vice President, Assistant Clerk,
Vice President, Director of Proxy Voting and Corporate	and Assistant Treasurer
Governance, Assistant Clerk, and Assistant Treasurer	Since 2004
Since 2000
Janet C. Smith (Born 1965)
Michael J. Higgins (Born 1976)	Vice President, Principal Financial Officer, Principal
Vice President, Treasurer, and Clerk	Accounting Officer, and Assistant Treasurer
Since 2010	Since 2007
Head of Fund Administration Services,
Jonathan S. Horwitz (Born 1955)	Putnam Investments and Putnam Management
Executive Vice President, Principal Executive Officer,
and Compliance Liaison	Mark C. Trenchard (Born 1962)
Since 2004	Vice President
Since 2002
Director of Operational Compliance, Putnam
Investments and Putnam Retail Management

The principal occupations of the officers for the past five years have been with the employers as shown above, although in some cases they have held different positions with such employers. The address of each officer is 100 Federal Street, Boston, MA 02110.

132 Master Intermediate Income Trust

Fund information

Founded over 80 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage funds across income, value, blend, growth, sustainable, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Michael J. Higgins
Putnam Investment	Kenneth R. Leibler, Chair	Vice President, Treasurer,
Management, LLC	Liaquat Ahamed	and Clerk
100 Federal Street	Ravi Akhoury
Boston, MA 02110	Barbara M. Baumann	Jonathan S. Horwitz
	Katinka Domotorffy	Executive Vice President,
Investment Sub-Advisor	Catharine Bond Hill	Principal Executive Officer,
Putnam Investments Limited	Paul L. Joskow	and Compliance Liaison
16 St James’s Street	George Putnam, III
London, England SW1A 1ER	Robert L. Reynolds	Richard T. Kircher
	Manoj P. Singh	Vice President and BSA
Marketing Services	Mona K. Sutphen	Compliance Officer
Putnam Retail Management
100 Federal Street	Officers	Susan G. Malloy
Boston, MA 02110	Robert L. Reynolds	Vice President and
	President	Assistant Treasurer
Custodian
State Street Bank	Robert T. Burns	Denere P. Poulack
and Trust Company	Vice President and	Assistant Vice President, Assistant
	Chief Legal Officer	Clerk, and Assistant Treasurer
Legal Counsel
Ropes & Gray LLP	James F. Clark	Janet C. Smith
	Vice President, Chief Compliance	Vice President,
Independent Registered Public	Officer, and Chief Risk Officer	Principal Financial Officer,
Accounting Firm		Principal Accounting Officer,
PricewaterhouseCoopers LLP	Nancy E. Florek	and Assistant Treasurer
Vice President, Director of
	Proxy Voting and Corporate	Mark C. Trenchard
	Governance, Assistant Clerk,	Vice President
and Assistant Treasurer

Call 1-800 -225-1581 Monday through Friday between 8:00 a.m. and 8:00 p.m. Eastern Time, or visit putnam.com anytime for up-to-date information about the fund’s NAV.

Putnam
INVESTMENTS

100 Federal Street
Boston, MA 02110

1-800-225-1581
putnam.com

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AN713 323200 11/20

Item 2. Code of Ethics:

(a) The Fund's principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund's investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

Item 3. Audit Committee Financial Expert:

The Funds' Audit, Compliance and Risk Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each member of the Audit, Compliance and Risk Committee also possesses a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualifies him or her for service on the Committee. In addition, the Trustees have determined that each of Dr. Hill, Dr. Joskow, and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education; in the case of Dr. Joskow, including his experience serving on the audit committees of several public companies and institutions and his education and experience as an economist who studies companies and industries, routinely using public company financial statements in his research. The SEC has stated, and the funds' amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Risk Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund's independent auditor:

Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

September 30, 2020	$121,982	$ —	$12,678	$ —
September 30, 2019	$185,099	$ —	$7,555	$ —

For the fiscal years ended September 30, 2020 and September 30, 2019, the fund's independent auditor billed aggregate non-audit fees in the amounts of $358,520 and $7,555 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund's last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund's last two fiscal years for services traditionally performed by the fund's auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund's last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds' independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds' independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund's independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2–01 of Regulation S-X.

Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees

September 30, 2020	$ —	$345,842	$ —	$ —
September 30, 2019	$ —	$ —	$ —	$ —

Item 5. Audit Committee of Listed Registrants

(a) The fund has a separately-designated Audit, Compliance and Risk Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The Audit, Compliance and Distribution Risk of the fund's Board of Trustees is composed of the following persons:

Ravi Akhoury

Katinka Domotorffy

Catherine Bond Hill

Paul L. Joskow

Manoj P. Singh

(b) Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Proxy voting guidelines of The Putnam Funds

The proxy voting guidelines below summarize the funds' positions on various issues of concern to investors, and give a general indication of how fund portfolio securities will be voted on proposals dealing with particular issues. The funds' proxy voting service is instructed to vote all proxies relating to fund portfolio securities in accordance with these guidelines, except as otherwise instructed by the Director of Proxy Voting and Corporate Governance (“Proxy Voting Director”), a member of the Office of the Trustees who is appointed to assist in the coordination and voting of the funds' proxies.

The proxy voting guidelines are just that — guidelines. The guidelines are not exhaustive and do not address all potential voting issues. Because the circumstances of individual companies are so varied, there may be instances when the funds do not vote in strict adherence to these guidelines. For example, the proxy voting service is expected to bring to the Proxy Voting Director's attention proxy questions that are company-specific and of a non-routine nature and that, even if covered by the guidelines, may be more appropriately handled on a case-by-case basis. In addition, in interpreting the funds' proxy voting guidelines, the Trustees of The Putnam Funds are mindful of emerging best practices in the areas of corporate governance, environmental stewardship and sustainability, and social responsibility. Recognizing that these matters may, in some instances, bear on investment performance, they may from time to time be considerations in the funds' voting decisions.

Similarly, Putnam Management's investment professionals, as part of their ongoing review and analysis of all fund portfolio holdings, are responsible for monitoring significant corporate developments, including proxy proposals submitted to shareholders, and notifying the Proxy Voting Director of circumstances where the interests of fund shareholders may warrant a vote contrary to these guidelines. In such instances, the investment professionals submit a written recommendation to the Proxy Voting Director and the person or persons designated by Putnam Management's Legal and Compliance Department to assist in processing referral items under the funds' “Proxy Voting Procedures.” The Proxy Voting Director, in consultation with a senior member of the Office of the Trustees and/or the Chair of the Board Policy and Nominating Committee, as appropriate, will determine how the funds' proxies will be voted. When indicated, the Chair of the Board Policy and Nominating Committee may consult with other members of the Committee or the full Board of Trustees.

The following guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals submitted by management and approved and recommended by a company's board of directors. Part II deals with proposals submitted by shareholders. Part III addresses unique considerations pertaining to non-U.S. issuers.

The Trustees of The Putnam Funds are committed to promoting strong corporate governance practices and encouraging corporate actions that enhance shareholder value through the judicious voting of the funds' proxies. It is the funds' policy to vote their proxies at all shareholder meetings where it is practicable to do so. In furtherance of this, the funds' have requested that their securities lending agent recall each domestic issuer's voting securities that are on loan, in advance of the record date for the issuer's shareholder meetings, so that the funds may vote at the meetings.

The Putnam funds will disclose their proxy votes not later than August 31 of each year for the most recent 12-month period ended June 30, in accordance with the timetable established by SEC rules.

I. BOARD-APPROVED PROPOSALS[1]

The vast majority of matters presented to shareholders for a vote involve proposals made by a company itself (sometimes referred to as “management proposals”), which have been approved and recommended by its board of directors. In view of the enhanced corporate governance practices currently being implemented in public companies and of the funds' intent to hold corporate boards accountable for their actions in promoting shareholder interests, the funds' proxies generally will be voted for the decisions reached by majority independent boards of directors, except as otherwise indicated in these guidelines. Accordingly, the funds' proxies will be voted for board-approved proposals, except as follows:

1 The guidelines in this section apply to proposals at U.S. companies. Please refer to Section III, Voting Shares of Non-U.S. Issuers, for additional guidelines applicable to proposals at non-U.S. companies.

Matters relating to the Board of Directors

Uncontested Election of Directors

The funds' proxies will be voted for the election of a company's nominees for the board of directors, except as follows:

►	The funds will withhold votes from the entire board of directors if

•	the board does not have a majority of independent directors,

•	the board has not established independent nominating, audit, and compensation committees,

•	the board has more than 15 members or fewer than five members, absent special circumstances,

•	the board has not acted to implement a policy requested in a shareholder proposal that received the support of a majority of the shares of the company cast at its previous two annual meetings, or

•	the board has adopted or renewed a shareholder rights plan (commonly referred to as a “poison pill”) without shareholder approval during the current or prior calendar year.

►	The funds will on a case-by-case basis withhold votes from the entire board of directors, or from particular directors as may be appropriate, if the board has approved compensation arrangements for one or more company executives that the funds determine are unreasonably excessive relative to the company's performance or has otherwise failed to observe good corporate governance practices.

►	In light of the funds' belief that companies benefit from diversity on the board, the funds will withhold votes from the chair of the nominating committee if:

•	there are no women on the board, or

•	in the case of a board of ten members or more, there are fewer than two women on the board.

►	The funds will withhold votes from any nominee for director:

•	who is considered an independent director by the company and who has received compensation within the last three years from the company other than for service as a director (e.g., investment banking, consulting, legal, or financial advisory fees),

•	who attends fewer than 75% of board and committee meetings without valid reasons for the absences (e.g., illness, personal emergency, etc.) (if the director attendance disclosure does not explain the absences, or is otherwise inadequate, the funds will also withhold votes from the chair of the governance committee),

•	of a public company (Company A) who is employed as a senior executive of another company (Company B), if a director of Company B serves as a senior executive of Company A (commonly referred to as an “interlocking directorate”),

•	who serves on more than four unaffiliated public company boards (for the purpose of this guideline, boards of affiliated registered investment companies will count as one board),

•	who serves as an executive officer of any public company (“home company”) while serving on more than two public company boards other than the home company board (the funds will withhold votes from the nominee at each company where the funds are shareholders; in addition, if the funds are shareholders of the executive's home company, the funds will withhold votes from members of the home company's governance committee), or

•	who is a member of the governance or other responsible committee, if the company has adopted without shareholder approval a bylaw provision shifting legal fees and costs to unsuccessful plaintiffs in intra-corporate litigation.

Commentary:

Board independence: Unless otherwise indicated, for the purposes of determining whether a board has a majority of independent directors and independent nominating, audit, and compensation committees, an “independent director” is a director who (1) meets all requirements to serve as an independent director of a company under the NYSE Corporate Governance Rules (e.g., no material business relationships with the company and no present or recent employment relationship with the company including employment of an immediate family member as an executive officer), and (2) has not within the last three years accepted directly or indirectly any consulting, advisory, or other compensatory fee from the company other than in his or her capacity as a member of the board of directors or any board committee. The funds' Trustees believe that the recent (i.e., within the last three years) receipt of any amount of compensation for services other than service as a director raises significant independence issues.

Board size: The funds' Trustees believe that the size of the board of directors can have a direct impact on the ability of the board to govern effectively. Boards that have too many members can be unwieldy and ultimately inhibit their ability to oversee management performance. Boards that have too few members can stifle innovation and lead to excessive influence by management.

Board diversity: The funds' Trustees believe that a company benefits from diversity on the board, including diversity with respect to gender, ethnicity, race, and experience. The Trustees are sensitive to the need for a variety of backgrounds among board members to further creative and independent thought during board deliberations. The Trustees expect company boards to strive for diversity in membership and to clearly explain their efforts and goals in this regard.

Time commitment: Being a director of a company requires a significant time commitment to adequately prepare for and attend the company's board and committee meetings. Directors must be able to commit the time and attention necessary to perform their fiduciary duties in proper fashion, particularly in times of crisis. The funds' Trustees are concerned about over-committed directors. In some cases, directors may serve on too many boards to make a meaningful contribution. This may be particularly true for senior executives of public companies (or other directors with substantially full-time employment) who serve on more than a few outside boards. Generally, the funds withhold support from directors serving on more than four unaffiliated public company boards, although an exception may be made in the case of a director who represents an investing firm with the sole purpose of managing a portfolio of investments that includes the company. The funds also withhold support from directors who serve as executive officers at a public company and on the boards of more than two unaffiliated public companies. The funds may also withhold votes from such directors on a case-by-case basis where it appears that they may be unable to discharge their duties properly because of excessive commitments.

Interlocking directorships: The funds' Trustees believe that interlocking directorships are inconsistent with the degree of independence required for outside directors of public companies.

Corporate governance practices: Board independence depends not only on its members' individual relationships, but also on the board's overall attitude toward management and shareholders. Independent boards are committed to good corporate governance practices and, by providing objective independent judgment, enhancing shareholder value. The funds may withhold votes on a case-by-case basis from some or all directors who, through their lack of independence or otherwise, have failed to observe good corporate governance practices or, through specific corporate action, have demonstrated a disregard for the interests of shareholders. Such instances may include cases where a board of directors has approved compensation arrangements for one or more members of management that, in the judgment of the funds' Trustees, are excessive by reasonable corporate standards relative to the company's record of performance. It may also represent a disregard for the interests of shareholders if a board of directors fails to register an appropriate response when a director who fails to win the support of a majority of shareholders in an election (sometimes referred to as a “rejected director”) continues to serve on the board, or if a board of directors permits an executive to serve on an excessive number of public company boards. While the Trustees recognize that it may in some circumstances be appropriate for a rejected director to continue his or her service on the board, steps should be taken to address the concerns reflected by the shareholders' lack of support for the rejected director. Adopting a fee-shifting bylaw provision without shareholder approval, which may discourage legitimate shareholders lawsuits as well as frivolous ones, is another example of disregard for shareholder interests.

Contested Elections of Directors

►	The funds will vote on a case-by-case basis in contested elections of directors.

Classified Boards

►	The funds will vote against proposals to classify a board, absent special circumstances indicating that shareholder interests would be better served by this structure.

Commentary: Under a typical classified board structure, the directors are divided into three classes, with each class serving a three-year term. The classified board structure results in directors serving staggered terms, with usually only a third of the directors up for re-election at any given annual meeting. The funds' Trustees generally believe that it is appropriate for directors to stand for election each year, but recognize that, in special circumstances, shareholder interests may be better served under a classified board structure.

Other Board-Related Proposals

The funds will generally vote for proposals that have been approved by a majority independent board, and on a case-by-case basis on proposals that have been approved by a board that fails to meet the guidelines' basic independence standards (i.e., majority of independent directors and independent nominating, audit, and compensation committees).

Executive Compensation

The funds generally favor compensation programs that relate executive compensation to a company's long-term performance. The funds will vote on a case-by-case basis on board-approved proposals relating to executive compensation, except as follows:

►	Except where the funds are otherwise withholding votes for the entire board of directors, the funds will vote for stock option and restricted stock plans that will result in an average annual dilution of 1.67% or less (based on the disclosed term of the plan and including all equity-based plans).

►	The funds will vote against stock option and restricted stock plans that will result in an average annual dilution of greater than 1.67% (based on the disclosed term of the plan and including all equity-based plans).

►	The funds will vote against any stock option or restricted stock plan where the company's actual grants of stock options and restricted stock under all equity-based compensation plans during the prior three (3) fiscal years have resulted in an average annual dilution of greater than 1.67%.

►	The funds will vote against stock option plans that permit the replacing or repricing of underwater options (and against any proposal to authorize a replacement or repricing of underwater options).

►	The funds will vote against stock option plans that permit issuance of options with an exercise price below the stock's current market price.

►	The funds will vote against stock option plans with evergreen features providing for automatic share replenishment.

►	Except where the funds are otherwise withholding votes for the entire board of directors, the funds will vote for an employee stock purchase plan that has the following features: (1) the shares purchased under the plan are acquired for no less than 85% of their market value; (2) the offering period under the plan is 27 months or less; and (3) dilution is 10% or less.

►	The funds will vote for proposals to approve a company's executive compensation program (i.e., “say on pay” proposals in which the company's board proposes that shareholders indicate their support for the company's compensation philosophy, policies, and practices), except that the funds will vote against the proposal if the company is assigned to the lowest category, through independent third party benchmarking performed by the funds' proxy voting service, for the correlation of the company's executive compensation program with its performance.

►	The funds will vote for bonus plans under which payments are treated as performance-based compensation that is deductible under Section 162(m) of the Internal Revenue Code of 1986, as amended, except that the funds will vote on a case-by-case basis if any of the following circumstances exist:

•	the amount per employee under the plan is unlimited, or

•	the plan's performance criteria is undisclosed, or

•	the company is assigned to the lowest category, through independent third party benchmarking performed by the funds' proxy voting service, for the correlation of the company's executive compensation program with its performance.

Commentary: Companies should have compensation programs that are reasonable and that align shareholder and management interests over the longer term. Further, disclosure of compensation programs should provide absolute transparency to shareholders regarding the sources and amounts of, and the factors influencing, executive compensation. Appropriately designed equity-based compensation plans can be an effective way to align the interests of long-term shareholders with the interests of management. However, the funds may vote against these or other executive compensation proposals on a case-by-case basis where compensation is excessive by reasonable corporate standards, where a company fails to provide transparent disclosure of executive compensation, or, in some instances, where independent third-party benchmarking indicates that compensation is inadequately correlated with performance, relative to peer companies. (Examples of excessive executive compensation may include, but are not limited to, equity incentive plans that exceed the dilution criteria noted above, evergreen provisions, excessive perquisites, performance-based compensation programs that do not properly correlate reward and performance, “golden parachutes” or other severance arrangements that present conflicts between management's interests and the interests of shareholders, and “golden coffins” or unearned death benefits.) In voting on a proposal relating to executive compensation, the funds will consider whether the proposal has been approved by an independent compensation committee of the board.

Capitalization

Many proxy proposals involve changes in a company's capitalization, including the authorization of additional stock, the issuance of stock, the repurchase of outstanding stock, or the approval of a stock split. The management of a company's capital structure involves a number of important issues, including cash flow, financing needs, and market conditions that are unique to the circumstances of the company. As a result, the funds will vote on a case-by-case basis on board-approved proposals involving changes to a company's capitalization, except that where the funds are not otherwise withholding votes from the entire board of directors:

►	The funds will vote for proposals relating to the authorization and issuance of additional common stock, except that the funds will evaluate such proposals on a case-by-case basis if they relate to a specific transaction or to common stock with special voting rights.

►	The funds will vote for proposals to effect stock splits (excluding reverse stock splits).

►	The funds will vote for proposals authorizing share repurchase programs, except that the funds will vote on a case-by-case basis if there are concerns that there may be abusive practices related to the share repurchase programs.

Commentary: A company may decide to authorize additional shares of common stock for reasons relating to executive compensation or for routine business purposes. For the most part, these decisions are best left to the board of directors and senior management. The funds will vote on a case-by-case basis, however, on other proposals to change a company's capitalization, including the authorization of common stock with special voting rights, the authorization or issuance of common stock in connection with a specific transaction (e.g., an acquisition, merger or reorganization), the authorization or issuance of preferred stock, or the authorization of share repurchase programs that have the potential to facilitate abusive practices. Actions such as these involve a number of considerations that may affect a shareholder's investment and that warrant a case-by-case determination. One such consideration is the funds' belief that, as a general matter, common shareholders should have equal voting rights. With respect to proposals authorizing share repurchase programs, potentially abusive practices may involve programs that allow insiders' shares to be repurchased at a higher price than the price that would be received in an open-market sale, using a share repurchase program to manipulate metrics for incentive compensation, or engaging in greenmail or repurchases that may impact a company's long-term viability.

Acquisitions, Mergers, Reincorporations, Reorganizations and Other Transactions

Shareholders may be confronted with a number of different types of transactions, including acquisitions, mergers, reorganizations involving business combinations, liquidations, and the sale of all or substantially all of a company's assets, which may require their consent. Voting on such proposals involves considerations unique to each transaction. As a result, the funds will vote on a case-by-case basis on board-approved proposals to effect these types of transactions, except as follows:

►	The funds will vote for mergers and reorganizations involving business combinations designed solely to reincorporate a company in Delaware.

Commentary: A company may reincorporate into another state through a merger or reorganization by setting up a “shell” company in a different state and then merging the company into the new company. While reincorporation into states with extensive and established corporate laws — notably Delaware — provides companies and shareholders with a more well-defined legal framework, shareholders must carefully consider the reasons for a reincorporation into another jurisdiction, including especially an offshore jurisdiction.

Anti-Takeover Measures

Some proxy proposals involve efforts by management to make it more difficult for an outside party to take control of the company without the approval of the company's board of directors. These include the adoption of a shareholder rights plan, requiring supermajority voting on particular issues, the adoption of fair price provisions, the issuance of blank check preferred stock, and the creation of a separate class of stock with disparate voting rights. Such proposals may adversely affect shareholder rights, lead to management entrenchment, or create conflicts of interest. As a result, the funds will vote against board-approved proposals to adopt such anti-takeover measures, except as follows:

►	The funds will vote on a case-by-case basis on proposals to ratify or approve shareholder rights plans; and

►	The funds will vote on a case-by-case basis on proposals to adopt fair price provisions.

Commentary: The funds' Trustees recognize that poison pills and fair price provisions may enhance or protect shareholder value under certain circumstances, and accordingly the funds will consider proposals to approve such matters on a case-by-case basis.

Other Business Matters

Many proxies involve approval of routine business matters, such as changing a company's name, ratifying the appointment of auditors, and procedural matters relating to the shareholder meeting. For the most part, these routine matters do not materially affect shareholder interests and are best left to the board of directors and senior management of the company. The funds will vote for board-approved proposals approving such matters, except as follows:

►	The funds will vote on a case-by-case basis on proposals to amend a company's charter or bylaws (except for charter amendments necessary to effect stock splits, to change a company's name or to authorize additional shares of common stock).

►	The funds will vote against authorization to transact other unidentified, substantive business at the meeting.

►	The funds will vote on a case-by-case basis on proposals to ratify the selection of independent auditors if there is evidence that the audit firm's independence or the integrity of an audit is compromised.

►	The funds will vote on a case-by-case basis on board-approved proposals that conflict with shareholder proposals.

►	The funds will vote on a case-by-case basis on other business matters where the funds are otherwise withholding votes for the entire board of directors.

Commentary: Charter and bylaw amendments (for example, amendments implementing proxy access proposals), board-approved proposals that conflict with shareholder proposals, and the transaction of other unidentified, substantive business at a shareholder meeting may directly affect shareholder rights and have a significant impact on shareholder value. As a result, the funds do not view these items as routine business matters. Putnam Management's investment professionals and the funds' proxy voting service may also bring to the Proxy Voting Director's attention company-specific items that they believe to be non-routine and warranting special consideration. Under these circumstances, the funds will vote on a case-by-case basis.

The fund's proxy voting service may identify circumstances that call into question an audit firm's independence or the integrity of an audit. These circumstances may include recent material restatements of financials, unusual audit fees, egregious contractual relationships (including inappropriately one-sided dispute resolution procedures), and aggressive accounting policies. The funds will consider proposals to ratify the selection of auditors in these circumstances on a case-by-case basis. In all other cases, given the existence of rules that enhance the independence of audit committees and auditors by, for example, prohibiting auditors from performing a range of non-audit services for audit clients, the funds will vote for the ratification of independent auditors.

II. SHAREHOLDER PROPOSALS

SEC regulations permit shareholders to submit proposals for inclusion in a company's proxy statement. These proposals generally seek to change some aspect of the company's corporate governance structure or to change some aspect of its business operations. The funds generally will vote in accordance with the recommendation of the company's board of directors on all shareholder proposals, except as follows:

►	The funds will vote on a case-by-case basis on shareholder proposals requiring that the chairman's position be filled by someone other than the chief executive officer.

►	The funds will vote for shareholder proposals asking that director nominees receive support from holders of a majority of votes cast or a majority of shares outstanding in order to be (re)elected.

►	The funds will vote for shareholder proposals to declassify a board, absent special circumstances which would indicate that shareholder interests are better served by a classified board structure.

►	The funds will vote for shareholder proposals to eliminate supermajority vote requirements in the company's charter documents, except that the funds will vote on a case-by-case basis on such proposals at controlled companies (companies in which an individual or a group voting collectively holds a majority of the voting interest).

►	The funds will vote for shareholder proposals to require shareholder approval of shareholder rights plans.

►	The funds will vote for shareholder proposals to amend a company's charter documents to permit shareholders to call special meetings, but only if both of the following conditions are met:

•	the proposed amendment limits the right to call special meetings to shareholders holding at least 15% of the company's outstanding shares, and

•	applicable state law does not otherwise provide shareholders with the right to call special meetings.

►	The funds will vote on a case-by-case basis on shareholder proposals relating to proxy access.

►	The funds will vote for shareholder proposals requiring companies to make cash payments under management severance agreements only if both of the following conditions are met:

•	the company undergoes a change in control, and

•	the change in control results in the termination of employment for the person receiving the severance payment.

►	The funds will vote for shareholder proposals requiring companies to accelerate vesting of equity awards under management severance agreements only if both of the following conditions are met:

•	the company undergoes a change in control, and

•	the change in control results in the termination of employment for the person receiving the severance payment.

►	The funds will vote on a case-by-case basis on shareholder proposals to limit a company's ability to make excise tax gross-up payments under management severance agreements as well as proposals to limit income or other tax gross-up payments.

►	The funds will vote on a case-by-case basis on shareholder proposals requesting that the board adopt a policy to recoup, in the event of a significant restatement of financial results or significant extraordinary write-off, to the fullest extent practicable, for the benefit of the company, all performance-based bonuses or awards that were paid to senior executives based on the company having met or exceeded specific performance targets to the extent that the specific performance targets were not, in fact, met.

►	The funds will vote for shareholder proposals calling for the company to obtain shareholder approval for any future golden coffins or unearned death benefits (payments or awards of unearned salary or bonus, accelerated vesting or the continuation of unvested equity awards, perquisites or other payments or awards in respect of an executive following his or her death), and for shareholder proposals calling for the company to cease providing golden coffins or unearned death benefits.

►	The funds will vote for shareholder proposals requiring a company to report on its executive retirement benefits (e.g., deferred compensation, split-dollar life insurance, SERPs and pension benefits).

►	The funds will vote for shareholder proposals requiring a company to disclose its relationships with executive compensation consultants (e.g., whether the company, the board or the compensation committee retained the consultant, the types of services provided by the consultant over the past five years, and a list of the consultant's clients on which any of the company's executives serve as a director).

►	The funds will vote on a case-by-case basis on shareholder proposals related to environmental and social initiatives.

►	The funds will vote for shareholder proposals that are consistent with the funds' proxy voting guidelines for board-approved proposals.

►	The funds will vote on a case-by-case basis on shareholder proposals that conflict with board-approved proposals.

►	The funds will vote on a case-by-case basis on other shareholder proposals where the funds are otherwise withholding votes for the entire board of directors.

Commentary: The funds' Trustees believe that effective corporate reforms should be promoted by holding boards of directors — and in particular their independent directors — accountable for their actions, rather than by imposing additional legal restrictions on board governance through piecemeal proposals. As stated above, the funds' Trustees believe that boards of directors and management are responsible for ensuring that their businesses are operating in accordance with high legal and ethical standards and should be held accountable for resulting corporate behavior. Accordingly, the funds will generally support the recommendations of boards that meet the basic independence and governance standards established in these guidelines. Where boards fail to meet these standards, the funds will generally evaluate shareholder proposals on a case-by-case basis.

There are some types of proposals that the funds will evaluate on a case-by-case basis in any event. For example, when shareholder proposals conflict with board-approved approvals, the funds will generally evaluate both proposals on a case-by-case basis, considering the materiality of the differences between the proposals, the benefits to shareholders from each proposal, and the strength of the company's corporate governance, among other factors, in determining which proposal to support. In addition, the funds will also consider proposals requiring that the chairman's position be filled by someone other than the company's chief executive officer on a case-by-case basis, recognizing that in some cases this separation may advance the company's corporate governance while in other cases it may be less necessary to the sound governance of the company. The funds will take into account the level of independent leadership on a company's board in evaluating these proposals. The funds will be more likely to vote for shareholder proposals calling for the separation of the roles of the chief executive and chair of the board if the company has a non-independent board, non-independent directors on the nominating, compensation or audit committees, or a weak lead independent director role, or if the board has not worked toward addressing material risks to the company, has chosen not to intervene when management interests conflict with shareholder interests, or has had other material governance failures.

While the funds will also consider shareholder proposals relating to proxy access on a case-by-case basis, the funds will generally vote in favor of market-standard proxy access proposals (for example, proxy access proposals allowing a shareholder or group of up to 20 shareholders holding three percent of a company's outstanding shares for at least three years the right to nominate the greater of up to two directors or 20% of the board). The funds believe that shareholders meeting these criteria generally have demonstrated a sufficient interest in the company that they should be granted access to a company's proxy materials to include their nominees for election alongside the company's nominees.

The funds generally support shareholder proposals to implement majority voting for directors, observing that majority voting is an emerging standard intended to encourage directors to be attentive to shareholders' interests. The funds also generally support shareholder proposals to declassify a board, to eliminate supermajority vote requirements, or to require shareholder approval of shareholder rights plans. (For proposals to eliminate supermajority vote requirements at companies in which an individual or a group voting collectively holds a majority of the voting interest, the funds vote on a case-by-case basis, taking into account the interests of minority shareholders.) The funds' Trustees believe that these shareholder proposals further the goals of reducing management entrenchment and conflicts of interest, and aligning management's interests with shareholders' interests in evaluating proposed acquisitions of the company. The Trustees also believe that shareholder proposals to limit severance payments may further these goals in some instances. In general, the funds favor arrangements in which severance payments are made to an executive only when there is a change in control and the executive loses his or her job as a result. Arrangements in which an executive receives a payment upon a change of control even if the executive retains employment introduce potential conflicts of interest and may distract management focus from the long term success of the company.

In evaluating shareholder proposals that address severance payments, the funds distinguish between cash and equity payments. The funds generally do not favor cash payments to executives upon a change in control transaction if the executive retains employment. However, the funds recognize that accelerated vesting of equity incentives, even without termination of employment, may help to align management and shareholder interests in some instances, and will evaluate shareholder proposals addressing accelerated vesting of equity incentive payments on a case-by-case basis.

When severance payments exceed a certain amount based on the executive's previous compensation, the payments may be subject to an excise tax. Some compensation arrangements provide for full excise tax gross-ups, which means that the company pays the executive sufficient additional amounts to cover the cost of the excise tax. The funds are concerned that the benefits of providing full excise tax gross-ups to executives may be outweighed by the cost to the company of the gross-up payments. Accordingly, the funds will vote on a case-by-case basis on shareholder proposals to curtail excise tax gross-up payments. The funds generally favor arrangements in which severance payments do not trigger an excise tax or in which the company's obligations with respect to gross-up payments are limited in a reasonable manner.

The funds' Trustees believe that performance-based compensation can be an effective tool for aligning management and shareholder interests. However, to fulfill its purpose, performance compensation should only be paid to executives if the performance targets are actually met. A significant restatement of financial results or a significant extraordinary write-off may reveal that executives who were previously paid performance compensation did not actually deliver the required business performance to earn that compensation. In these circumstances, it may be appropriate for the company to recoup this performance compensation. The funds will consider on a case-by-case basis shareholder proposals requesting that the board adopt a policy to recoup, in the event of a significant restatement of financial results or significant extraordinary write-off, performance-based bonuses or awards paid to senior executives based on the company having met or exceeded specific performance targets to the extent that the specific performance targets were not, in fact, met. The funds do not believe that such a policy should necessarily disadvantage a company in recruiting executives, as executives should understand that they are only entitled to performance compensation based on the actual performance they deliver.

The funds' Trustees disfavor golden coffins or unearned death benefits, and the funds will generally support shareholder proposals to restrict or terminate these practices. The Trustees will also consider whether a company's overall compensation arrangements, taking all of the pertinent circumstances into account, constitute excessive compensation or otherwise reflect poorly on the corporate governance practices of the company. As the Trustees evaluate these matters, they will be mindful of evolving practices and legislation relevant to executive compensation and corporate governance.

The funds' Trustees recognize the importance of environmental and social responsibility. In evaluating shareholder proposals with respect to environmental and social initiatives (including initiatives related to climate change and gender pay equity), the funds will take into account the relevance of the proposal to the company's business and the practicality of implementing the proposal, including the impact on the company's business activities, operations, and stakeholders. The funds will generally vote for proposals calling for reasonable study or reporting relating to climate change matters that are clearly relevant to the company's business activities, taking into consideration, when appropriate, the company's current publicly available disclosure and the company's level of disclosure and oversight of climate change matters relative to its industry peers. With respect to shareholder proposals related to diversity initiatives, the funds will assess the proposals in a manner that is broadly consistent with the funds' approach to holding the board of directors directly accountable for diversity on the board.

The funds' Trustees also believe that shareholder proposals that are intended to increase transparency, particularly with respect to executive compensation, without establishing rigid restrictions upon a company's ability to attract and motivate talented executives, are generally beneficial to sound corporate governance without imposing undue burdens. The funds will generally support shareholder proposals calling for reasonable disclosure.

III. VOTING SHARES OF NON-U.S. ISSUERS

Many of the Putnam funds invest on a global basis, and, as a result, they may hold, and have an opportunity to vote, shares in non-U.S. issuers — i.e., issuers that are incorporated under the laws of foreign jurisdictions and whose shares are not listed on a U.S. securities exchange or the NASDAQ stock market.

In many non-U.S. markets, shareholders who vote proxies of a non-U.S. issuer are not able to trade in that company's stock on or around the shareholder meeting date. This practice is known as “share blocking.” In countries where share blocking is practiced, the funds will vote proxies only with direction from Putnam Management's investment professionals.

In addition, some non-U.S. markets require that a company's shares be re-registered out of the name of the local custodian or nominee into the name of the shareholder for the shareholder to be able to vote at the meeting. This practice is known as “share re-registration.” As a result, shareholders, including the funds, are not able to trade in that company's stock until the shares are re-registered back in the name of the local custodian or nominee following the meeting. In countries where share re-registration is practiced, the funds will generally not vote proxies.

Protection for shareholders of non-U.S. issuers may vary significantly from jurisdiction to jurisdiction. Laws governing non-U.S. issuers may, in some cases, provide substantially less protection for shareholders than do U.S. laws. As a result, the guidelines applicable to U.S. issuers, which are premised on the existence of a sound corporate governance and disclosure framework, may not be appropriate under some circumstances for non-U.S. issuers. However, the funds will vote proxies of non-U.S. issuers in accordance with the guidelines applicable to U.S. issuers except as follows:

Uncontested Board Elections

China, India, Indonesia, Philippines, Taiwan and Thailand

►	The funds will withhold votes from the entire board of directors if

•	fewer than one-third of the directors are independent directors, or

•	the board has not established audit, compensation and nominating committees each composed of a majority of independent directors.

Commentary: Whether a director is considered “independent” or not will be determined by reference to local corporate law or listing standards.

Europe ex-United Kingdom

►	The funds will withhold votes from the entire board of directors if

•	the board has not established audit and compensation committees each composed of a majority of independent, non-executive directors, or

•	the board has not established a nominating committee composed of a majority of independent directors.

Commentary: An “independent director” under the European Commission's guidelines is one who is free of any business, family or other relationship, with the company, its controlling shareholder or the management of either, that creates a conflict of interest such as to impair his judgment. A “non-executive director” is one who is not engaged in the daily management of the company.

Germany

►	For companies subject to “co-determination,” the funds will vote for the election of nominees to the supervisory board, except that the funds will vote on a case-by-case basis for any nominee who is either an employee of the company or who is otherwise affiliated with the company (as determined by the funds' proxy voting service).

►	The funds will withhold votes for the election of a former member of the company's managerial board to chair of the supervisory board.

Commentary: German corporate governance is characterized by a two-tier board system — a managerial board composed of the company's executive officers, and a supervisory board. The supervisory board appoints the members of the managerial board. Shareholders elect members of the supervisory board, except that in the case of companies with a large number of employees, company employees are allowed to elect some of the supervisory board members (one-half of supervisory board members are elected by company employees at companies with more than 2,000 employees; one-third of the supervisory board members are elected by company employees at companies with more than 500 employees but fewer than 2,000). This “co-determination” practice may increase the chances that the supervisory board of a large German company does not contain a majority of independent members. In this situation, under the Fund's proxy voting guidelines applicable to U.S. issuers, the funds would vote against all nominees. However, in the case of companies subject to “co-determination” and with the goal of supporting independent nominees, the Funds will vote for supervisory board members who are neither employees of the company nor otherwise affiliated with the company.

Consistent with the funds' belief that the interests of shareholders are best protected by boards with strong, independent leadership, the funds will withhold votes for the election of former chairs of the managerial board to chair of the supervisory board.

Hong Kong

►	The funds will withhold votes from the entire board of directors if

•	fewer than one-third of the directors are independent directors, or

•	the board has not established audit, compensation and nominating committees each with at least a majority of its members being independent directors, or

•	the chair of the audit, compensation or nominating committee is not an independent director.

Commentary. For purposes of these guidelines, an “independent director” is a director that has no material, financial or other current relationships with the company. In determining whether a director is independent, the funds will apply the standards included in the Rules Governing the Listing of Securities on the Stock Exchange of Hong Kong Limited Section 3.13.

Italy

►	The funds will withhold votes from any director not identified in the proxy materials.

Commentary: In Italy, companies have the right to nominate co-opted directors[2] for election to the board at the next annual general meeting, but do not have to indicate, until the day of the annual meeting, whether or not they are nominating a co-opted director for election. When a company does not explicitly state in its proxy materials that co-opted directors are standing for election, shareholders will not know for sure who the board nominees are until the actual meeting occurs. The funds will withhold support from any such co-opted director on the grounds that there was insufficient information for evaluation before the meeting.

Japan

►	For companies that have established a U.S.-style corporate governance structure, the funds will withhold votes from the entire board of directors if

•	the board does not have a majority of outside directors,

•	the board has not established nominating and compensation committees composed of a majority of outside directors, or

•	the board has not established an audit committee composed of a majority of independent directors.

►	The funds will withhold votes for the appointment of members of a company's board of statutory auditors if a majority of the members of the board of statutory auditors is not independent.

Commentary:

Board structure: Recent amendments to the Japanese Commercial Code give companies the option to adopt a U.S.-style corporate governance structure (i.e., a board of directors and audit, nominating, and compensation committees). The funds will vote for proposals to amend a company's articles of incorporation to adopt the U.S.-style corporate structure.

Definition of outside director and independent director: Corporate governance principles in Japan focus on the distinction between outside directors and independent directors. Under these principles, an outside director is a director who is not and has never been a director, executive, or employee of the company or its parent company, subsidiaries or affiliates. An outside director is “independent” if that person can make decisions completely independent from the managers of the company, its parent, subsidiaries, or affiliates and does not have a material relationship with the company (i.e., major client, trading partner, or other business relationship; familial relationship with current director or executive; etc.). The guidelines have incorporated these definitions in applying the board independence standards above.

2 A co-opted director is an individual appointed to the board by incumbent directors to replace a director who was elected by directors but who leaves the board (through resignation or death) before the end of his or her term.

Korea

►	The funds will withhold votes from the entire board of directors if

•	fewer than half of the directors are outside directors,

•	the board has not established a nominating committee with at least half of the members being outside directors, or

•	the board has not established an audit committee composed of at least three members and in which at least two-thirds of its members are outside directors.

►	The funds will vote withhold votes from nominees to the audit committee if the board has not established an audit committee composed of (or proposed to be composed of) at least three members, and of which at least two-thirds of its members are (or will be) outside directors.

Commentary: For purposes of these guidelines, an “outside director” is a director that is independent from the management or controlling shareholders of the company, and holds no interests that might impair the performance his or her duties impartially with respect to the company, management or controlling shareholder. In determining whether a director is an outside director, the funds will also apply the standards included in Article 415–2(2) of the Korean Commercial Code (i.e., no employment relationship with the company for a period of two years before serving on the committee, no director or employment relationship with the company's largest shareholder, etc.) and may consider other business relationships that would affect the independence of an outside director.

Malaysia

►	The funds will withhold votes from the entire board of directors if

•	in the case of a board with an independent director serving as chair, fewer than one-third of the directors are independent directors; or, in the case of a board not chaired by an independent director, less than a majority of the directors are independent directors,

•	the board has not established audit and nominating committees with at least a majority of the members being independent directors and all of the members being non-executive directors, or

•	the board has not established a compensation committee with at least a majority of the members being non-executive directors.

Commentary. For purposes of these guidelines, an “independent director” is a director who has no material, financial or other current relationships with the company. In determining whether a director is independent, the funds will apply the standards included in the Malaysia Code of Corporate Governance, Commentary to Recommendation 3.1. A “non-executive director” is a director who does not take on primary responsibility for leadership of the company.

Russia

►	The funds will vote on a case-by-case basis for the election of nominees to the board of directors.

Commentary: In Russia, director elections are typically handled through a cumulative voting process. Cumulative voting allows shareholders to cast all of their votes for a single nominee for the board of directors, or to allocate their votes among nominees in any other way. In contrast, in “regular” voting, shareholders may not give more than one vote per share to any single nominee. Cumulative voting can help to strengthen the ability of minority shareholders to elect a director.

In Russia, as in some other emerging markets, standards of corporate governance are usually behind those in developed markets. Rather than vote against the entire board of directors, as the funds generally would in the case of a company whose board fails to meet the funds' standards for independence, the funds may, on a case by case basis, cast all of their votes for one or more independent director nominees. The funds believe that it is important to increase the number of independent directors on the boards of Russian companies to mitigate the risks associated with dominant shareholders.

Singapore

►	The funds will withhold votes from the entire board of directors if

•	in the case of a board with an independent director serving as chair, fewer than one-third of the directors are independent directors; or, in the case of a board not chaired by an independent director, fewer than half of the directors are independent directors,

•	the board has not established audit and compensation committees, each with an independent director serving as chair, with at least a majority of the members being independent directors, and with all of the directors being non-executive directors, or

•	the board has not established a nominating committee, with an independent director serving as chair, and with at least a majority of the members being independent directors.

Commentary: For purposes of these guidelines, an “independent director” is a director that has no material, financial or other current relationships with the company. In determining whether a director is independent, the funds will apply the standards included in the Singapore Code of Corporate Governance, Guideline 2.3. A “non-executive director” is a director who is not employed with the company.

United Kingdom

►	The funds will withhold votes from the entire board of directors if

•	fewer than half of the directors are independent non-executive directors,

•	the board has not established a nomination committee composed of a majority of independent non-executive directors, or

•	the board has not established compensation and audit committees composed of (1) at least three directors (in the case of smaller companies, two directors) and (2) solely independent non-executive directors, provided that, to the extent permitted under the United Kingdom's Combined Code on Corporate Governance, the company chairman may serve on (but not serve as chairman of) the compensation and audit committees if the chairman was considered independent upon his or her appointment as chairman.

►	The funds will withhold votes from any nominee for director who is considered an independent director by the company and who has received compensation within the last three years from the company other than for service as a director, such as investment banking, consulting, legal, or financial advisory fees.

►	The funds will vote for proposals to amend a company's articles of association to authorize boards to approve situations that might be interpreted to present potential conflicts of interest affecting a director.

Commentary:

Application of guidelines: Although the United Kingdom's Combined Code on Corporate Governance (“Combined Code”) has adopted the “comply and explain” approach to corporate governance, the funds' Trustees believe that the guidelines discussed above with respect to board independence standards are integral to the protection of investors in U.K. companies. As a result, these guidelines will generally be applied in a prescriptive manner.

Definition of independence: For the purposes of these guidelines, a non-executive director shall be considered independent if the director meets the independence standards in section A.3.1 of the Combined Code (i.e., no material business or employment relationships with the company, no remuneration from the company for non-board services, no close family ties with senior employees or directors of the company, etc.), except that the funds do not view service on the board for more than nine years as affecting a director's independence. Company chairmen in the U.K. are generally considered affiliated upon appointment as chairman due to the nature of the position of chairman. Consistent with the Combined Code, a company chairman who was considered independent upon appointment as chairman: may serve as a member of, but not as the chairman of, the compensation (remuneration) committee; and, in the case of smaller companies, may serve as a member of, but not as the chairman of, the audit committee.

Smaller companies: A smaller company is one that is below the FTSE 350 throughout the year immediately prior to the reporting year.

Conflicts of interest: The Companies Act 2006 requires a director to avoid a situation in which he or she has, or can have, a direct or indirect interest that conflicts, or possibly may conflict, with the interests of the company. This broadly written requirement could be construed to prevent a director from becoming a trustee or director of another organization. Provided there are reasonable safeguards, such as the exclusion of the relevant director from deliberations, the funds believe that the board may approve this type of potential conflict of interest in its discretion.

All other jurisdictions

►	The funds will vote for supervisory board nominees when the supervisory board meets the funds' independence standards, otherwise the funds will vote against supervisory board nominees.

Commentary: Companies in many jurisdictions operate under the oversight of supervisory boards. In the absence of jurisdiction-specific guidelines, the funds will generally hold supervisory boards to the same standards of independence as it applies to boards of directors in the United States.

Contested Board Elections

Italy

►	The funds will vote for the management- or board-sponsored slate of nominees if the board meets the funds' independence standards, and against the management- or board-sponsored slate of nominees if the board does not meet the funds' independence standards; the funds will not vote on shareholder-proposed slates of nominees.

Commentary: Contested elections in Italy may involve a variety of competing slates of nominees. In these circumstances, the funds will focus their analysis on the board- or management-sponsored slate.

Corporate Governance

►	The funds will vote for proposals to change the size of a board if the board meets the funds' independence standards, and against proposals to change the size of a board if the board does not meet the funds' independence standards.

►	The funds will vote for shareholder proposals calling for a majority of a company's directors to be independent of management.

►	The funds will vote for shareholder proposals seeking to increase the independence of board nominating, audit, and compensation committees.

►	The funds will vote for shareholder proposals that implement corporate governance standards similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges, and that do not otherwise violate the laws of the jurisdiction under which the company is incorporated.

Australia

►	The funds will vote on a case-by-case basis on board spill resolutions.

Commentary: The Corporations Amendment (Improving Accountability on Director and Executive Compensation) Bill 2011 provides that, if a company's remuneration report receives a “no” vote of 25% or more of all votes cast at two consecutive annual general meetings, at the second annual general meeting, a spill resolution must be proposed. If the spill resolution is approved (by simple majority), then a further meeting to elect a new board (excluding the managing director) must be held within 90 days. The funds will consider board spill resolutions on a case-by-case basis.

Europe

►	The funds will vote for proposals to ratify board acts, except that the funds will consider these proposals on a case-by-case basis if the funds' proxy voting service has recommended a vote against the proposal.

Taiwan

►	The funds will vote against proposals to release directors from their non-competition obligations (their obligations not to engage in any business that is competitive with the company), unless the proposal is narrowly drafted to permit directors to engage in a business that is competitive with the company only on behalf of a wholly-owned subsidiary of the company.

Compensation

►	The funds will vote for proposals to approve annual directors' fees, except that the funds will consider these proposals on a case-by-case basis in each case in which the funds' proxy voting service has recommended a vote against such a proposal.

►	The funds will vote for non-binding proposals to approve remuneration reports, except that the funds will vote against proposals to approve remuneration reports that indicate that awards under a long-term incentive plan are not linked to performance targets.

Commentary: Since proposals relating to directors' fees for non-U.S. issuers generally address relatively modest fees paid to non-executive directors, the funds generally support these proposals, provided that the fees are consistent with directors' fees paid by the company's peers and do not otherwise appear unwarranted. Consistent with the approach taken for U.S. issuers, the funds generally favor compensation programs that relate executive compensation to a company's long-term performance and will support non-binding remuneration reports unless such a correlation is not made.

Europe and Asia ex-Japan

►	In the case of proposals that do not include sufficient information for determining average annual dilution, the funds will vote for stock option and restricted stock plans that will result in an average gross potential dilution of 5% or less.

Commentary: Asia ex-Japan means China, Hong Kong, India, Indonesia, Korea, Malaysia, Philippines, Singapore, Taiwan and Thailand. In these markets, companies may not disclose the life of the plan and there may not be a specific number of shares requested; therefore, it may not be possible to determine the average annual dilution related to the plan and apply the funds' standard dilution test.

France

►	The funds will vote for an employee stock purchase plan or share save scheme that has the following features: (1) the shares purchased under the plan are acquired for no less than 70% of their market value; (2) the vesting period is greater than or equal to 10 years; (3) the offering period under the plan is 27 months or less; and (4) dilution is 10% or less.

Commentary: To conform to local market practice, the funds support plans or schemes at French issuers that permit the purchase of shares at up to a 30% discount (i.e., shares may be purchased for no less than 70% of their market value). By comparison, for U.S. issuers, the funds do not support employee stock purchase plans that permit shares to be acquired at more than a 15% discount (i.e., for less than 85% of their market value); in the United Kingdom, up to a 20% discount is permitted.

United Kingdom

►	The funds will vote for an employee stock purchase plan or share save scheme that has the following features: (1) the shares purchased under the plan are acquired for no less than 80% of their market value; (2) the offering period under the plan is 27 months or less; and (3) dilution is 10% or less.

Commentary: These are the same features that the funds require of employee stock purchase plans proposed by U.S. issuers, except that, to conform to local market practice, the funds support plans or schemes at United Kingdom issuers that permit the purchase of shares at up to a 20% discount (i.e., shares may be purchased for no less than 80% of their market value). By comparison, for U.S. issuers, the funds do not support employee stock purchase plans that permit shares to be acquired at more than a 15% discount (i.e., for less than 85% of their market value).

Capitalization

Unless a proposal is directly addressed by a country-specific guideline:

►	The funds will vote for proposals

•	to issue additional common stock representing up to 20% of the company's outstanding common stock, where shareholders do not have preemptive rights, or

•	to issue additional common stock representing up to 100% of the company's outstanding common stock, where shareholders do have preemptive rights.

►	The funds will vote for proposals to authorize share repurchase programs that are recommended for approval by the funds' proxy voting service; otherwise, the funds will vote against such proposals.

Australia

►	The funds will vote for proposals to carve out, from the general cap on non-pro rata share issues of 15% of total equity in a rolling 12-month period, a particular proposed issue of shares or a particular issue of shares made previously within the 12-month period, if the company's board meets the funds' independence standards; if the company's board does not meet the funds' independence standards, then the funds will vote against these proposals.

►	The funds will vote for proposals to approve the grant of equity awards to directors, except that the funds will consider these proposals on a case-by-case basis if the funds' proxy voting service has recommended a vote against the proposal.

China

►	The funds will vote for proposals to issue and/or to trade in non-convertible, convertible and/or exchangeable debt obligations, except that the funds will consider these proposals on a case-by-case basis if the funds' proxy voting service has recommended a vote against the proposal.

Hong Kong

►	The funds will vote for proposals to approve a general mandate permitting the company to engage in non-pro rata share issues of up to 20% of total equity in a year if the company's board meets the funds' independence standards; if the company's board does not meet the funds' independence standards, then the funds will vote against these proposals.

►	The funds will for proposals to approve the reissuance of shares acquired by the company under a share repurchase program, provided that: (1) the funds supported (or would have supported, in accordance with these guidelines) the share repurchase program, (2) the reissued shares represent no more than 10% of the company's outstanding shares (measured immediately before the reissuance), and (3) the reissued shares are sold for no less than 85% of current market value.

France

►	The funds will vote for proposals to increase authorized shares, except that the funds will consider these proposals on a case-by-case basis if the funds' proxy voting service has recommended a vote against the proposal.

►	The funds will vote against proposals to authorize the issuance of common stock or convertible debt instruments and against proposals to authorize the repurchase and/or reissuance of shares where those authorizations may be used, without further shareholder approval, as anti-takeover measures.

New Zealand

►	The funds will vote for proposals to approve the grant of equity awards to directors, except that the funds will consider these proposals on a case-by-case basis if the funds' proxy voting service has recommended a vote against the proposal.

Commentary: In light of the prevalence of certain types of capitalization proposals in Australia, China, Hong Kong, France and New Zealand, the funds have adopted guidelines specific to those jurisdictions.

Other Business Matters

►	The funds will vote for proposals permitting companies to deliver reports and other materials electronically (e.g., via website posting).

►	The funds will vote for proposals permitting companies to issue regulatory reports in English.

►	The funds will vote against proposals to shorten shareholder meeting notice periods to fourteen days.

Commentary: Under Directive 2007/36/EC of the European Parliament and the Council of the European Union, companies have the option to request shareholder approval to set the notice period for special meetings at 14 days provided that certain electronic voting and communication requirements are met. The funds believe that the 14 day notice period is too short to provide overseas shareholders with sufficient time to analyze proposals and to participate meaningfully at special meetings and, as a result, have determined to vote against such proposals.

►	The funds will vote for proposals to amend a company's charter or bylaws, except that the funds will consider these proposals on a case-by-case basis if the funds' proxy voting service has recommended a vote against the proposal.

Commentary: If the substance of any proposed amendment is covered by a specific guideline included herein, then that guideline will govern.

France

►	The funds will vote for proposals to approve a company's related party transactions, except that the funds will consider these proposals on a case-by-case basis if the funds' proxy voting service has recommended a vote against the proposal.

►	If a company has not proposed an opt-out clause in its articles of association and the implementation of double-voting rights has not been approved by shareholders, the funds will vote against the ratification of board acts for the previous fiscal year, will withhold votes from the re-election of members of the board's governance committee (or in the absence of a governance committee, against the chair of the board or the next session board member up for re-election) and, if there is no opportunity to vote against ratification of board acts or to withhold votes from directors, will vote against the approval of the company's accounts and reports.

Commentary: In France, shareholders are generally requested to approve any agreement between the company and: (i) its directors, chair of the board, CEO and deputy CEOs; (ii) the members of the supervisory board and management board, for companies with a dual structure; and (iii) a shareholder who directly or indirectly owns at least 10% of the company's voting rights. This includes agreements under which compensation may be paid to executive officers after the end of their employment, such as severance payments, supplementary retirement plans and non-competition agreements. The funds will generally support these proposals unless the funds' proxy voting service recommends a vote against, in which case the funds will consider the proposal on a case-by-case basis.

Under French law, shareholders of French companies with shares held in registered form under the same name for at least two years will automatically be granted double-voting rights, unless a company has amended its articles of association to opt out of the double-voting rights regime. Awarding double-voting rights in this manner is likely to disadvantage non-French institutional shareholders. Accordingly, the funds will take actions to signal disapproval of double-voting rights at companies that have not opted-out from the double-voting rights regime and that have not obtained shareholder approval of the double-voting rights regime.

Germany

►	The funds will vote in accordance with the recommendation of the company's board of directors on shareholder countermotions added to a company's meeting agenda, unless the countermotion is directly addressed by one of the funds' other guidelines.

Commentary: In Germany, shareholders are able to add both proposals and countermotions to a meeting agenda. Countermotions, which must correspond to a proposal on the agenda, generally call for shareholders to oppose the existing proposal, although they may also propose separate voting decisions. Countermotions may be proposed by any shareholder and they are typically added throughout the period between the publication of the meeting agenda and the meeting date. This guideline reflects the funds' intention to focus on the original proposal, which is expected to be presented a reasonable period of time before the shareholder meeting so that the funds will have an appropriate opportunity to evaluate it.

►	The funds will vote for proposals to approve profit-and-loss transfer agreements between a controlling company and its subsidiaries.

Commentary: These agreements are customary in Germany and are typically entered into for tax purposes. In light of this and the prevalence of these proposals, the funds have adopted a guideline to vote for this type of proposal.

Taiwan

►	The funds will vote for proposals to amend a Taiwanese company's procedural rules.

Commentary: Since procedural rules, which address such matters as a company's policies with respect to capital loans, endorsements and guarantees, and acquisitions and disposal of assets, are generally adopted or amended to conform to changes in local regulations governing these transactions, the funds have adopted a guideline to vote for these transactions.

As adopted January 24, 2020

Proxy voting procedures of The Putnam Funds

The proxy voting procedures below explain the role of the funds' Trustees, proxy voting service, and Director of Proxy Voting and Corporate Governance (“Proxy Voting Director”), as well as how the process works when a proxy question needs to be handled on a case-by-case basis, or when there may be a conflict of interest.

The role of the funds' Trustees

The Trustees of The Putnam Funds exercise control of voting proxies through their Board Policy and Nominating Committee, which is composed entirely of independent Trustees. The Board Policy and Nominating Committee oversees the proxy voting process and participates, as needed, in the resolution of issues that need to be handled on a case-by-case basis. The Committee annually reviews and recommends, for Trustee approval, guidelines governing the funds' proxy votes, including how the funds will vote on specific proposals and which matters are to be considered on a case-by-case basis. The Trustees are assisted in this process by the Proxy Voting Director, independent legal counsel, and an independent proxy voting service. The Trustees also receive assistance from Putnam Investment Management, LLC (“Putnam Management”), the funds' investment adviser, on matters involving investment judgments. In all cases, the ultimate decision on voting proxies rests with the Trustees, acting as fiduciaries on behalf of the shareholders of the funds.

The role of the proxy voting service

The funds have engaged an independent proxy voting service to assist in the voting of proxies. The proxy voting service is responsible for coordinating with the funds' custodian(s) to ensure that all proxy materials received by the custodians relating to the funds' portfolio securities are processed in a timely fashion. To the extent applicable, the proxy voting service votes all proxies in accordance with the proxy voting guidelines established by the Trustees. The proxy voting service will refer proxy questions to the Proxy Voting Director for instructions under circumstances where: (1) the application of the proxy voting guidelines is unclear; (2) a particular proxy question is not covered by the guidelines; or (3) the guidelines call for specific instructions on a case-by-case basis. The proxy voting service is also requested to call to the attention of the Proxy Voting Director specific proxy questions that, while governed by a guideline, appear to involve unusual or controversial issues. The funds also utilize research services relating to proxy questions provided by the proxy voting service and by other firms.

The role of the Proxy Voting Director

The Proxy Voting Director, a member of the Office of the Trustees (the Trustees' independent administrative staff), assists in the coordination and voting of the funds' proxies. The Proxy Voting Director deals directly with the proxy voting service and, in the case of proxy questions referred by the proxy voting service, solicits voting recommendations and instructions from the Chair of the Board Policy and Nominating Committee and Putnam Management's investment professionals, as appropriate. The Proxy Voting Director is responsible for ensuring that these questions and referrals are responded to in a timely fashion and for transmitting appropriate voting instructions to the proxy voting service. In addition, the Proxy Voting Director is the contact person for receiving recommendations from Putnam Management's investment professionals with respect to any proxy question in circumstances where the investment professional believes that the interests of fund shareholders warrant a vote contrary to the fund's proxy voting guidelines.

On occasion, representatives of a company in which the funds have an investment may wish to meet with the company's shareholders in advance of the company's shareholder meeting, typically to explain and to provide the company's perspective on the proposals up for consideration at the meeting. As a general matter, the Proxy Voting Director will participate in meetings with these company representatives.

The Proxy Voting Director is also responsible for ensuring that the funds file the required annual reports of their proxy voting records with the Securities and Exchange Commission. The Proxy Voting Director coordinates with the funds' proxy voting service to prepare and file on Form N-PX, by August 31 of each year, the funds' proxy voting record for the most recent twelve-month period ended June 30. In addition, the Proxy Voting Director is responsible for coordinating with Putnam Management to arrange for the funds' proxy voting record for the most recent twelve-month period ended June 30 to be available on the funds' website.

Voting procedures for referral items

As discussed above, the proxy voting service will refer proxy questions to the Proxy Voting Director under certain circumstances. Unless the referred proxy question involves investment considerations (i.e., the proxy question might be seen as having a bearing on the economic interests of a shareholder in the company) and is referred to Putnam Management's investment professionals for a voting recommendation as described below, the Proxy Voting Director will assist in interpreting the guidelines and, if necessary, consult with the Chair of the Board Policy and Nominating Committee on how the funds' shares will be voted or confer with a senior member of the Office of the Trustees.

The Proxy Voting Director will refer proxy questions that involve investment considerations, through an electronic request form, to Putnam Management's investment professionals for a voting recommendation. These referrals will be made in cooperation with the person or persons designated by Putnam Management's Legal and Compliance Department to assist in processing referral items. In connection with each item referred to Putnam Management's investment professionals, the Legal and Compliance Department will conduct a conflicts of interest review, as described below under “Conflicts of interest,” and provide electronically a conflicts of interest report (the “Conflicts Report”) to the Proxy Voting Director describing the results of the review. After receiving a referral item from the Proxy Voting Director, Putnam Management's investment professionals will provide a recommendation electronically to the Proxy Voting Director and the person or persons designated by the Legal and Compliance Department to assist in processing referral items. The recommendation will set forth (1) how the proxies should be voted; and (2) any contacts the investment professionals have had with respect to the referral item with non-investment personnel of Putnam Management or with outside parties (except for routine communications from proxy solicitors). The Proxy Voting Director will review the recommendation of Putnam Management's investment professionals (and the related Conflicts Report) in determining how to vote the funds' proxies. The Proxy Voting Director will maintain a record of all proxy questions that have been referred to Putnam Management's investment professionals, the voting recommendation, and the Conflicts Report. An exception to this referral process is that the Proxy Voting Director will not refer proxy questions in respect of portfolio securities that are held only in funds sub-advised by PanAgora Asset Management, Inc.

In some situations, the Proxy Voting Director may determine that a particular proxy question raises policy issues requiring consultation with the Chair of the Board Policy and Nominating Committee, who, in turn, may decide to bring the particular proxy question to the Committee or the full Board of Trustees for consideration.

Conflicts of interest

Occasions may arise where a person or organization involved in the proxy voting process may have a conflict of interest. A conflict of interest may exist, for example, if Putnam Management has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. Any individual with knowledge of a personal conflict of interest (e.g., familial relationship with company management or a significant personal investment in the company) relating to a particular referral item shall disclose that conflict to the Proxy Voting Director and the Legal and Compliance Department and may be asked to remove himself or herself from the proxy voting process. The Legal and Compliance Department will review each item referred to Putnam Management's investment professionals to determine if a conflict of interest exists and will provide the Proxy Voting Director with a Conflicts Report for each referral item that: (1) describes any conflict of interest; (2) discusses the procedures used to address such conflict of interest; and (3) discloses any contacts from parties outside Putnam Management (other than routine communications from proxy solicitors) with respect to the referral item not otherwise reported in an investment professional's recommendation. The Conflicts Report will also include written confirmation that any recommendation from an investment professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

As adopted March 11, 2005 and revised most recently on January 24, 2020.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

(a)(1) Portfolio Managers. The officers of Putnam Management identified below are primarily responsible for the day-to-day management of the fund's portfolio as of the filing date of this report.

Portfolio Managers	Joined Fund	Employer	Positions Over Past Five Years

D. William Kohli	2002	Putnam Management 1994 — Present	Chief Investment Officer, Fixed Income, Previously, Co-Head, Fixed Income
Michael Atkin	2007	Putnam Management 1997 — Present	Portfolio Manager
Albert Chan	2020	Putnam Management 2002 — Present	Portfolio Manager Previously, Analyst
Robert Davis	2017	Putnam Management 1999 — Present	Portfolio Manager Previously, Analyst
Brett Kozlowski	2017	Putnam Management 2008 — Present	Portfolio Manager Previously, Analyst
Michael Salm	2011	Putnam Management 1997 — Present	Co-Head Fixed Income
Paul Scanlon	2005	Putnam Management 1999 — Present	Co-Head Fixed Income

(a)(2) Other Accounts Managed by the Fund's Portfolio Managers.

The following table shows the number and approximate assets of other investment accounts (or portions of investment accounts) that the fund's Portfolio Managers managed as of the fund's most recent fiscal year-end. Unless noted, none of the other accounts pays a fee based on the account's performance.

Portfolio Leader or Member	Other SEC-registered open-end and closed-end funds		Other accounts that pool assets from more than one client		Other accounts (including separate accounts, managed account programs and single-sponsor defined contribution plan offerings)

	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets

William Kohli	14*	$7,087,400,000	17	$4,263,600,000	17**	$13,123,000,000
Michael Salm	31***	$29,953,500,000	36	$12,899,800,000	28**	$4,696,200,000
Michael Atkin	5	$3,619,100,000	5	$2,733,300,000	8**	$1,315,700,000
Paul Scanlon	21***	$8,827,400,000	26	$10,326,100,000	32	$15,463,000,000
Brett Kozlowski	22****	$12,431,100,000	23	$7,916,200,000	16	$2,961,100,000
Rob Davis	10+	$3,837,700,000	9	$2,713,600,000	17**	$1,062,100,000
Albert Chan	14*	$7,373,300,000	14	$2,552,600,000	7	$712,900,000

*	3 accounts, with total assets of $2,651,800,000 pay an advisory fee based on account performance.
**	1 account, with total assets of $541,900,000 pay an advisory fee based on account performance.
***	2 accounts, with total assets of $711,800,000 pay an advisory fee based on account performance.
****	2 accounts, with total assets of $2,152,000,000 pay an advisory fee based on account performance.

+	1 account, with total assets of $212,100,000 pay an advisory fee based on account performance.

Potential conflicts of interest in managing multiple accounts. Like other investment professionals with multiple clients, the fund's Portfolio Managers may face certain potential conflicts of interest in connection with managing both the fund and the other accounts listed under “Other Accounts Managed by the Fund's Portfolio Managers” at the same time. The paragraphs below describe some of these potential conflicts, which Putnam Management believes are faced by investment professionals at most major financial firms. As described below, Putnam Management and the Trustees of the Putnam funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (“performance fee accounts”), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

•	The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

•	The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

•	The trading of other accounts could be used to benefit higher-fee accounts (front-running).

•	The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

Putnam Management attempts to address these potential conflicts of interest relating to higher-fee accounts through various compliance policies that are generally intended to place all accounts, regardless of fee structure, on the same footing for investment management purposes. For example, under Putnam Management's policies:

•	Performance fee accounts must be included in all standard trading and allocation procedures with all other accounts.

•	All accounts must be allocated to a specific category of account and trade in parallel with allocations of similar accounts based on the procedures generally applicable to all accounts in those groups (e.g., based on relative risk budgets of accounts).

•	All trading must be effected through Putnam's trading desks and normal queues and procedures must be followed (i.e., no special treatment is permitted for performance fee accounts or higher-fee accounts based on account fee structure).

•	Front running is strictly prohibited.

•	The fund's Portfolio Manager(s) may not be guaranteed or specifically allocated any portion of a performance fee.

As part of these policies, Putnam Management has also implemented trade oversight and review procedures in order to monitor whether particular accounts (including higher-fee accounts or performance fee accounts) are being favored over time.

Potential conflicts of interest may also arise when the Portfolio Manager(s) have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, Putnam Management's investment professionals do not have the opportunity to invest in client accounts, other than the Putnam funds. However, in the ordinary course of business, Putnam Management or related persons may from time to time establish “pilot” or “incubator” funds for the purpose of testing proposed investment strategies and products prior to offering them to clients. These pilot accounts may be in the form of registered investment companies, private funds such as partnerships or separate accounts established by Putnam Management or an affiliate. Putnam Management or an affiliate supplies the funding for these accounts. Putnam employees, including the fund's Portfolio Manager(s), may also invest in certain pilot accounts. Putnam Management, and to the extent applicable, the Portfolio Manager(s) will benefit from the favorable investment performance of those funds and accounts. Pilot funds and accounts may, and frequently do, invest in the same securities as the client accounts. Putnam Management's policy is to treat pilot accounts in the same manner as client accounts for purposes of trading allocation — neither favoring nor disfavoring them except as is legally required. For example, pilot accounts are normally included in Putnam Management's daily block trades to the same extent as client accounts (except that pilot accounts do not participate in initial public offerings).

A potential conflict of interest may arise when the fund and other accounts purchase or sell the same securities. On occasions when the Portfolio Manager(s) consider the purchase or sale of a security to be in the best interests of the fund as well as other accounts, Putnam Management's trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to the fund or another account if one account is favored over another in allocating the securities purchased or sold — for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account. Putnam Management's trade allocation policies generally provide that each day's transactions in securities that are purchased or sold by multiple accounts are, insofar as possible, averaged as to price and allocated between such accounts (including the fund) in a manner which in Putnam Management's opinion is equitable to each account and in accordance with the amount being purchased or sold by each account. Certain exceptions exist for specialty, regional or sector accounts. Trade allocations are reviewed on a periodic basis as part of Putnam Management's trade oversight procedures in an attempt to ensure fairness over time across accounts.

“Cross trades,” in which one Putnam account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay, or if such trades result in more attractive investments being allocated to higher-fee accounts. Putnam Management and the fund's Trustees have adopted compliance procedures that provide that any transactions between the fund and another Putnam-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of the fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than the fund. Depending on another account's objectives or other factors, the Portfolio Manager(s) may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to the fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by the Portfolio Manager(s) when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts. As noted above, Putnam Management has implemented trade oversight and review procedures to monitor whether any account is systematically favored over time.

The fund's Portfolio Manager(s) may also face other potential conflicts of interest in managing the fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the fund and other accounts.

(a)(3) Compensation of portfolio managers. Portfolio managers are evaluated and compensated across the group of specified products they manage, in part, based on their performance relative to peers or performance ahead of the applicable benchmark, depending on the product, based on a blend of 3-year and 4-year performance. In addition, evaluations take into account individual contributions and a subjective component.

Each portfolio manager is assigned an industry-competitive incentive compensation target consistent with this goal and evaluation framework. Actual incentive compensation may be higher or lower than the target, based on group, individual, and subjective performance, and may also reflect the performance of Putnam as a firm.

Incentive compensation includes a cash bonus and may also include grants of deferred cash, stock or options. In addition to incentive compensation, portfolio managers receive fixed annual salaries typically based on level of responsibility and experience.

For Putnam Managed Municipal Income Trust and Putnam Municipal Opportunities Trust, Putnam evaluates performance based on the fund's peer ranking in the fund's Lipper category. This peer ranking is based on pre-tax performance.

For Putnam Master Intermediate Income Trust and Putnam Premier Income Trust, Putnam evaluates performance based on the peer ranking of related products managed by Putnam Management with similar strategies in those products' Lipper categories. This peer ranking is based on pre-tax performance.

One or more of the portfolio managers of Putnam Master Intermediate Income Trust and Putnam Premier Income Trust receive a portion of the performance fee payable by several private funds managed by Putnam (the “Private Funds”) in connection with their service as members of the Private Funds' portfolio management team. See “Other Accounts Managed by the Fund's Portfolio Managers — Potential conflicts of interest in managing multiple accounts” in (a)(2) above for information on how Putnam Management addresses potential conflicts of interest resulting from an individual's management of more than one account.

(a)(4) Fund ownership. The following table shows the dollar ranges of shares of the fund owned by the professionals listed above at the end of the fund's last two fiscal years, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

*	: Assets in the fund

	Year	$0	$0-	$10,001-	$50,001-	$100,001-	$500,001-	$1,000,001
			$10,000	$50,000	$100,000	$500,000	$1,000,000	and over
Bill Kohli	2020	*
	2019	*
Michael Atkin	2020	*
	2019	*
Robert Davis	2020	*
	2019	*
Brett Kozlowski	2020	*
	2019	*
Michael Salm	2020	*
	2019	*
Albert Chan	2020	*
	2019	*
Paul Scanlon	2020	*
	2019	*

(b) Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Registrant Purchase of Equity Securities

				Maximum
			Total Number	Number (or
			of Shares	Approximate
			Purchased	Dollar Value)
			as Part	of Shares
			of Publicly	that May Yet Be
	Total Number	Average	Announced	Purchased
	of Shares	Price Paid	Plans or	under the Plans
Period	Purchased	per Share	Programs*	or Programs**

October 1 - October	—	—	—	3,957,697
9, 2019
October 10 -	—	—	—	5,179,573
October 31, 2019
November 1 -	—	—	—	5,179,573
November 30, 2019
December 1 -	—	—	—	5,179,573
December 31, 2019
January 1 - January	—	—	—	5,179,573
31, 2020
February 1 -	—	—	—	5,179,573
February 28, 2020
March 1 - March	604,664	$3.85	604,664	4,574,909
31, 2020
April 1 - April 30,	—	—	—	4,574,909
2020
May 1 - May 31,	—	—	—	4,574,909
2020
June 1 - June 30,	—	—	—	4,574,909
2020
July 1 - July 31,	—	—	—	4,574,909
2020
August 1 - August	—	—	—	4,574,909
31, 2020
September 1 -	—	—	—	4,574,909
September 30, 2020

*	In October 2005, the Board of Trustees of the Putnam Funds initiated the closed-end fund share repurchase program, which, as subsequently amended, authorized the fund to repurchase of up to 10% of its fund's outstanding common shares over the two-years ending October 5, 2007. The Trustees have subsequently renewed the program on an annual basis. The program renewed by the Board in September 2019, which was in effect between October 10, 2019 and September 30, 2020, allowed the fund to repurchase up to 5,179,573 of its shares. The program renewed by the Board in September 2020, which is in effect between October 1, 2020 and September 30, 2021, allows the fund to repurchase up to 5,122,767 of its shares. At Putnam Management's recommendation, the share repurchase program was temporarily suspended on March 24, 2020 and reinstated on July 1, 2020.

**	Information prior to October 10, 2019 is based on the total number of shares eligible for repurchase under the program, as amended through September 2018. Information from October 10, 2019 forward is based on the total number of shares eligible for repurchase under the program, as amended through September 2019.

In September 2020, the Trustees approved the renewal of the repurchase program of the fund to repurchase up to 10% of its outstanding common shares over the 365 day period ending September 30, 2021 (based on shares outstanding as of September 30, 2020).

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 180 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Management Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Master Intermediate Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: November 23, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: November 23, 2020

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: November 23, 2020